UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:    811-04087

                                                 Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

        Michele T. Mosca            290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

                  Registrant’s telephone number, including area code:        585-325-6880

            Date of fiscal year end:    October 31

Date of reporting period:  January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:  SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2018

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 96.2%

Consumer Discretionary - 13.4%
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc.*	1,125	$1,632,252
The Priceline Group, Inc.*	1,165	2,227,538

		3,859,790

Specialty Retail - 6.2%
AutoZone, Inc.*	2,040	1,561,498
Dick’s Sporting Goods, Inc.	31,405	988,001
O’Reilly Automotive, Inc.*	6,870	1,818,420
Ulta Beauty, Inc.*	3,435	762,914

		5,130,833

Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc. - Class B	31,625	2,157,457

Total Consumer Discretionary		11,148,080

Consumer Staples - 5.2%
Beverages - 1.9%
The Coca-Cola Co.	32,995	1,570,232

Food & Staples Retailing - 1.3%
Sprouts Farmers Market, Inc.*	40,215	1,123,205

Food Products - 2.0%
Campbell Soup Co.	34,900	1,624,595

Total Consumer Staples		4,318,032

Energy - 1.8%
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.*	31,805	562,313
Ensco plc - Class A	29,635	174,846
Transocean Ltd.*	72,200	779,038

Total Energy		1,516,197

Financials - 6.3%
Capital Markets - 6.3%
BlackRock, Inc.	2,895	1,626,411
The Charles Schwab Corp.	38,000	2,026,920
E*TRADE Financial Corp.*	31,040	1,635,808

Total Financials		5,289,139

Health Care - 20.3%
Biotechnology - 9.1%
Biogen, Inc.*	3,620	1,259,072
BioMarin Pharmaceutical, Inc.*	17,690	1,596,169
Incyte Corp.*	10,660	962,491
Regeneron Pharmaceuticals, Inc.*	3,710	1,360,272
Seattle Genetics, Inc.*	20,300	1,061,690

1

Investment Portfolio - January 31, 2018

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	8,110	$1,353,316

		7,593,010

Health Care Equipment & Supplies - 1.0%
Intuitive Surgical, Inc.*	1,955	843,915

Health Care Providers & Services - 3.8%
DaVita, Inc.*	26,355	2,056,744
Express Scripts Holding Co.*	14,420	1,141,776

		3,198,520

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	5,950	1,333,454

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	14,045	879,217
Johnson & Johnson	16,900	2,335,411
Merck & Co., Inc.	13,410	794,542

		4,009,170

Total Health Care		16,978,069

Industrials - 9.1%
Aerospace & Defense - 2.0%
Arconic, Inc.	54,315	1,632,709

Air Freight & Logistics - 1.4%
FedEx Corp.	4,610	1,210,033

Commercial Services & Supplies - 1.3%
Advanced Disposal Services, Inc.*	43,440	1,058,632

Professional Services - 3.4%
Equifax, Inc.	6,805	850,149
Nielsen Holdings plc	54,230	2,028,744

		2,878,893

Road & Rail - 1.0%
Genesee & Wyoming, Inc. - Class A*	10,120	808,082

Total Industrials		7,588,349

Information Technology - 25.9%
Internet Software & Services - 5.1%
Alphabet, Inc. - Class A*	590	697,510
Alphabet, Inc. - Class C*	555	649,317
Facebook, Inc. - Class A*	15,700	2,934,173

		4,281,000

IT Services - 6.1%
Euronet Worldwide, Inc.*	8,770	823,240

2

Investment Portfolio - January 31, 2018

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Mastercard, Inc. - Class A	10,160	$1,717,040
Visa, Inc. - Class A	20,585	2,557,275

		5,097,555

Semiconductors & Semiconductor Equipment - 4.9%
Qorvo, Inc.*	25,405	1,823,317
Skyworks Solutions, Inc.	14,895	1,447,943
Texas Instruments, Inc.	7,165	785,786

		4,057,046

Software - 9.8%
Adobe Systems, Inc.*	8,510	1,699,957
CDK Global, Inc.	11,220	799,874
Electronic Arts, Inc.*	15,970	2,027,550
Microsoft Corp.	14,805	1,406,623
ServiceNow, Inc.*	14,830	2,207,742

		8,141,746

Total Information Technology		21,577,347

Materials - 6.9%
Chemicals - 2.0%
Axalta Coating Systems Ltd.*	39,915	1,257,322
CF Industries Holdings, Inc.	9,935	421,642

		1,678,964

Containers & Packaging - 2.9%
Ball Corp.	31,830	1,218,453
Sealed Air Corp.	25,810	1,222,104

		2,440,557

Metals & Mining - 2.0%
Freeport-McMoRan, Inc.*	42,375	826,312
Southern Copper Corp. (Peru)	16,615	806,658

		1,632,970

Total Materials		5,752,491

Real Estate - 5.3%
Equity Real Estate Investment Trusts (REITS) - 5.3%
American Tower Corp.	11,650	1,720,704
SBA Communications Corp.*	7,755	1,353,248
Weyerhaeuser Co.	35,905	1,347,874

Total Real Estate		4,421,826

3

Investment Portfolio - January 31, 2018

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Zayo Group Holdings, Inc.*	45,260	$1,661,042

TOTAL COMMON STOCKS
(Identified Cost $63,094,790)		80,250,572

SHORT-TERM INVESTMENT - 3.3%

Dreyfus Government Cash Management[1], 1.21% (Identified Cost $2,761,772)	2,761,772	2,761,772

TOTAL INVESTMENTS - 99.5%
(Identified Cost $65,856,562)		83,012,344
OTHER ASSETS, LESS LIABILITIES - 0.5%		388,892

NET ASSETS - 100%		$83,401,236

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$11,148,080	$11,148,080	$—	$—
Consumer Staples	4,318,032	4,318,032	—	—
Energy	1,516,197	1,516,197	—	—
Financials	5,289,139	5,289,139	—	—
Health Care	16,978,069	16,978,069	—	—
Industrials	7,588,349	7,588,349	—	—
Information Technology	21,577,347	21,577,347	—	—
Materials	5,752,491	5,752,491	—	—
Real Estate	4,421,826	4,421,826	—	—
Telecommunication Services	1,661,042	1,661,042	—	—
Mutual fund	2,761,772	2,761,772	—	—

Total assets	$83,012,344	$83,012,344	$—	$—

4

Investment Portfolio - January 31, 2018

(unaudited)

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2018

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.7%

Consumer Discretionary - 10.9%
Automobiles - 0.4%
Harley-Davidson, Inc.	11,209	$543,188

Distributors - 0.5%
Genuine Parts Co.	6,999	728,386

Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	5,194	497,845
McDonald’s Corp.	14,986	2,564,704

		3,062,549

Household Durables - 0.4%
Whirlpool Corp.	3,171	575,283

Leisure Products - 0.4%
Hasbro, Inc.	5,976	565,150

Multiline Retail - 2.0%
Kohl’s Corp.	14,002	906,910
Macy’s, Inc.	16,391	425,346
Target Corp.	18,132	1,363,889

		2,696,145

Specialty Retail - 4.1%
Best Buy Co., Inc.	8,427	615,677
The Gap, Inc.	20,446	679,625
The Home Depot, Inc.	21,288	4,276,759

		5,572,061

Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	13,423	1,089,142

Total Consumer Discretionary		14,831,904

Consumer Staples - 15.7%
Beverages - 3.5%
Dr. Pepper Snapple Group, Inc.	7,733	922,934
PepsiCo, Inc.	32,526	3,912,878

		4,835,812

Food & Staples Retailing - 6.4%
CVS Health Corp.	22,161	1,743,849
Sysco Corp.	17,895	1,125,059
Walmart, Inc.	54,810	5,842,746

		8,711,654

Food Products - 3.0%
Archer-Daniels-Midland Co.	20,054	861,319
Campbell Soup Co.	11,913	554,550
General Mills, Inc.	19,953	1,167,051

1

Investment Portfolio - January 31, 2018

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The Hershey Co.	7,462	$823,282
The J.M. Smucker Co.	5,104	647,647

		4,053,849

Household Products - 2.8%
The Clorox Co.	5,319	753,649
Colgate-Palmolive Co.	24,964	1,853,327
Kimberly-Clark Corp.	11,129	1,302,093

		3,909,069

Total Consumer Staples		21,510,384

Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Andeavor	6,025	651,664
Marathon Petroleum Corp.	15,521	1,075,140
Valero Energy Corp.	14,474	1,389,070

Total Energy		3,115,874

Financials - 11.4%
Banks - 11.4%
BB&T Corp.	24,918	1,375,224
Fifth Third Bancorp	31,117	1,029,973
JPMorgan Chase & Co.	48,508	5,610,920
U.S. Bancorp	41,932	2,395,994
Wells Fargo & Co.	77,997	5,130,643

Total Financials		15,542,754

Health Care - 16.4%
Biotechnology - 6.1%
AbbVie, Inc.	29,629	3,324,966
Amgen, Inc.	14,621	2,720,237
Gilead Sciences, Inc.	26,908	2,254,890

		8,300,093

Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	11,320	812,663

Pharmaceuticals - 9.7%
Johnson & Johnson	37,188	5,139,010
Merck & Co., Inc.	64,828	3,841,059
Pfizer, Inc.	116,230	4,305,159

		13,285,228

Total Health Care		22,397,984

2

Investment Portfolio - January 31, 2018

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 22.6%
Aerospace & Defense - 7.9%
The Boeing Co.	10,922	$3,870,429
Lockheed Martin Corp.	7,337	2,603,534
Raytheon Co.	9,372	1,958,186
United Technologies Corp.	16,865	2,327,539

		10,759,688

Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	6,682	611,136
United Parcel Service, Inc. - Class B	20,894	2,660,224

		3,271,360

Commercial Services & Supplies - 1.6%
Republic Services, Inc.	12,136	834,957
Waste Management, Inc.	16,001	1,414,968

		2,249,925

Electrical Equipment - 2.0%
Eaton Corp. plc	15,274	1,282,558
Emerson Electric Co.	20,106	1,452,256

		2,734,814

Industrial Conglomerates - 4.4%
3M Co.	14,085	3,528,293
Honeywell International, Inc.	15,855	2,531,568

		6,059,861

Machinery - 1.3%
Cummins, Inc.	5,613	1,055,244
Dover Corp.	6,340	673,371

		1,728,615

Road & Rail - 1.9%
Union Pacific Corp.	19,646	2,622,741

Trading Companies & Distributors - 1.1%
Fastenal Co.	14,622	803,625
W.W. Grainger, Inc.	2,563	691,139

		1,494,764

Total Industrials		30,921,768

Information Technology - 16.8%
Communications Equipment - 3.9%
Cisco Systems, Inc.	110,370	4,584,770
Motorola Solutions, Inc.	6,855	681,798

		5,266,568

3

Investment Portfolio - January 31, 2018

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	32,211	$1,005,627

IT Services - 4.1%
Automatic Data Processing, Inc.	13,244	1,637,356
International Business Machines Corp.	18,377	3,008,315
Paychex, Inc.	13,886	947,720

		5,593,391

Semiconductors & Semiconductor Equipment - 6.6%
Intel Corp.	77,580	3,734,701
KLA-Tencor Corp.	5,382	590,944
QUALCOMM, Inc.	30,090	2,053,643
Texas Instruments, Inc.	23,721	2,601,482

		8,980,770

Software - 0.5%
CA, Inc.	18,833	675,163

Technology Hardware, Storage & Peripherals - 1.0%
Western Digital Corp.	10,047	893,982
Xerox Corp.	15,794	539,049

		1,433,031

Total Information Technology		22,954,550

Materials - 2.6%
Chemicals - 1.7%
Eastman Chemical Co.	6,291	623,941
LyondellBasell Industries N.V. - Class A	13,831	1,657,507

		2,281,448

Containers & Packaging - 0.4%
Packaging Corp. of America	4,033	506,666

Metals & Mining - 0.5%
Nucor Corp.	11,415	764,348

Total Materials		3,552,462

TOTAL COMMON STOCKS
(Identified Cost $111,945,778)		134,827,680

4

Investment Portfolio - January 31, 2018

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.0%

Dreyfus Government Cash Management[1], 1.21% (Identified Cost $2,758,587)	2,758,587	$2,758,587

TOTAL INVESTMENTS - 100.7%
(Identified Cost $114,704,365)		137,586,267
LIABILITIES, LESS OTHER ASSETS - (0.7%)		(958,311)

NET ASSETS - 100%		$136,627,956

1Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$14,831,904	$14,831,904	$—	$—
Consumer Staples	21,510,384	21,510,384	—	—
Energy	3,115,874	3,115,874	—	—
Financials	15,542,754	15,542,754	—	—
Health Care	22,397,984	22,397,984	—	—
Industrials	30,921,768	30,921,768	—	—
Information Technology	22,954,550	22,954,550	—	—
Materials	3,552,462	3,552,462	—	—
Mutual fund	2,758,587	2,758,587	—	—

Total assets	$137,586,267	$137,586,267	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between levels during the three months ended January 31, 2018.

5

Investment Portfolio - January 31, 2018

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2018

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 98.5%

Consumer Discretionary - 4.9%
Hotels, Restaurants & Leisure - 1.8%
Accor S.A. (France)[1]	160,995	$9,163,094

Media - 1.5%
Quebecor, Inc. - Class B (Canada)	265,353	5,177,620
Shaw Communications, Inc. - Class B (Canada)	110,185	2,405,258

		7,582,878

Textiles, Apparel & Luxury Goods - 1.6%
Lululemon Athletica, Inc. (United States)*	109,485	8,562,822

Total Consumer Discretionary		25,308,794

Consumer Staples - 24.9%
Beverages - 9.2%
Ambev S.A. - ADR (Brazil)	1,565,215	10,753,027
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	177,940	20,153,520
Diageo plc (United Kingdom)[1]	468,755	16,871,601

		47,778,148

Food Products - 5.4%
Danone S.A. (France)[1]	146,850	12,638,936
Nestle S.A. (Switzerland)[1]	175,570	15,166,082

		27,805,018

Personal Products - 5.6%
Beiersdorf AG (Germany)[1]	78,135	9,264,154
Unilever plc - ADR (United Kingdom)	352,700	19,916,969

		29,181,123

Tobacco - 4.7%
British American Tobacco plc - ADR (United Kingdom)	112,395	7,654,099
Japan Tobacco, Inc. (Japan)[1]	496,400	16,450,599

		24,104,698

Total Consumer Staples		128,868,987

Energy - 5.2%
Energy Equipment & Services - 4.2%
Schlumberger Ltd. (United States)	295,190	21,720,080

Oil, Gas & Consumable Fuels - 1.0%
Cameco Corp. (Canada)	542,015	4,986,538

Total Energy		26,706,618

Financials - 3.8%
Banks - 3.8%
Bankia S.A. (Spain)[1]	1,828,620	9,256,601
CaixaBank S.A. (Spain)[1]	1,877,345	10,126,694

Total Financials		19,383,295

1

Investment Portfolio - January 31, 2018

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 17.0%
Health Care Equipment & Supplies - 4.2%
Medtronic plc (United States)	254,695	$21,875,754

Health Care Providers & Services - 2.6%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	118,835	13,697,236

Life Sciences Tools & Services - 3.4%
QIAGEN N.V. (United States)*	232,041	7,771,053
QIAGEN N.V. (United States)*[1]	289,369	9,678,708

		17,449,761

Pharmaceuticals - 6.8%
Novartis AG - ADR (Switzerland)	216,790	19,524,107
Perrigo Co. plc (United States)	171,100	15,505,082

		35,029,189

Total Health Care		88,051,940

Industrials - 14.4%
Airlines - 1.8%
Ryanair Holdings plc - ADR (Ireland)*	75,027	9,206,563

Construction & Engineering - 2.0%
Vinci S.A. (France)[1]	97,805	10,570,711

Machinery - 2.5%
Metso OYJ (Finland)[1]	73,480	2,565,506
The Weir Group plc (United Kingdom)[1]	330,376	10,357,880

		12,923,386

Trading Companies & Distributors - 3.5%
Brenntag AG (Germany)[1]	194,684	12,638,590
Howden Joinery Group plc (United Kingdom)[1]	793,100	5,229,833

		17,868,423

Transportation Infrastructure - 4.6%
Aena SME S.A. (Spain)[1,2]	85,900	18,705,222
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	489,100	2,490,733
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	24,595	2,578,786

		23,774,741

Total Industrials		74,343,824

Information Technology - 15.3%
Internet Software & Services - 6.5%
Alibaba Group Holding Ltd. - ADR (China)*	71,090	14,522,976
NetEase, Inc. - ADR (China)	23,680	7,581,389
Tencent Holdings Ltd. - Class H (China)[1]	190,640	11,264,431

		33,368,796

2

Investment Portfolio - January 31, 2018

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 5.0%
Amdocs Ltd. (United States)	266,664	$18,239,818
Luxoft Holding, Inc. (United States)*	45,440	2,615,072
Pagseguro Digital Ltd. - Class A (Brazil)*	180,760	5,050,434

		25,905,324

Software - 3.8%
Atlassian Corp. plc - Class A (Australia)*	108,382	5,851,544
Nexon Co. Ltd. (Japan)*[1]	418,300	13,975,984

		19,827,528

Total Information Technology		79,101,648

Materials - 8.9%
Chemicals - 6.9%
Akzo Nobel N.V. (Netherlands)[1]	170,550	15,962,316
Mexichem, S.A.B. de C.V. (Mexico)	2,022,200	5,735,728
Solvay S.A. (Belgium)[1]	98,795	14,305,076

		36,003,120

Metals & Mining - 2.0%
Antofagasta plc (Chile)[1]	184,875	2,446,826
First Quantum Minerals Ltd. (Zambia)	164,715	2,455,994
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	783,100	2,765,207
Lundin Mining Corp. (Canada)	354,633	2,563,160

		10,231,187

Total Materials		46,234,307

Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITS) - 1.5%
Unibail-Rodamco S.E. (France)[1]	30,950	7,935,166

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
Iliad S.A. (France)[1]	52,180	13,500,476

TOTAL COMMON STOCKS
(Identified Cost $434,715,983)		509,435,055

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Government Cash Management[3], 1.21% (Identified Cost $11,264,665)	11,264,665	11,264,665

TOTAL INVESTMENTS - 100.7%
(Identified Cost $445,980,648)		520,699,720
LIABILITIES, LESS OTHER ASSETS - (0.7%)		(3,498,613)

NET ASSETS - 100%		$517,201,107

3

Investment Portfolio - January 31, 2018

(unaudited)

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $18,705,222 or 3.6% of the Series’ net assets as of January 31, 2018.

3Rate shown is the current yield as of January 31, 2018.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United States - 20.5%; United Kingdom - 11.6%; France - 10.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$25,308,794	$16,145,700	$9,163,094	$—
Consumer Staples	128,868,987	38,324,095	90,544,892	—
Energy	26,706,618	26,706,618	—	—
Financials	19,383,295	—	19,383,295	—
Health Care	88,051,940	64,675,996	23,375,944	—
Industrials	74,343,824	14,276,082	60,067,742	—
Information Technology	79,101,648	53,861,233	25,240,415	—
Materials	46,234,307	13,520,089	32,714,218	—
Real Estate	7,935,166	—	7,935,166	—
Telecommunication Services	13,500,476	—	13,500,476	—
Mutual fund	11,264,665	11,264,665	—	—

Total assets	$520,699,720	$238,774,478	$281,925,242	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

4

Investment Portfolio - January 31, 2018

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 28.9%

Consumer Discretionary - 2.1%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	19,995	$705,624

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.	6,549	1,120,796

Household Durables - 0.1%
Newell Brands, Inc.	25,190	666,024

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	1,345	1,951,447
The Priceline Group, Inc.*	3,890	7,437,874

		9,389,321

Multiline Retail - 0.2%
Dollar General Corp.	12,300	1,268,376
Target Corp.	7,186	540,531

		1,808,907

Specialty Retail - 0.3%
Dick’s Sporting Goods, Inc.	21,190	666,637
The Home Depot, Inc.	9,847	1,978,262
O’Reilly Automotive, Inc.*	2,555	676,283

		3,321,182

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	33,520	2,621,599
NIKE, Inc. - Class B	6,085	415,119
		3,036,718

Total Consumer Discretionary		20,048,572

Consumer Staples - 2.6%
Beverages - 1.6%
Ambev S.A. - ADR (Brazil)	545,750	3,749,304
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	43,430	4,918,890
Diageo plc (United Kingdom)[1]	129,576	4,663,747
PepsiCo, Inc.	14,914	1,794,154

		15,126,095

Food & Staples Retailing - 0.3%
CVS Health Corp.	9,268	729,299
Sysco Corp.	7,127	448,074
Walmart, Inc.	20,400	2,174,640

		3,352,013

Food Products - 0.2%
Campbell Soup Co.	13,015	605,848
General Mills, Inc.	7,275	425,515
J&J Snack Foods Corp.	3,417	473,049

		1,504,412

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.1%
Colgate-Palmolive Co.	8,957	$664,968
Kimberly-Clark Corp.	4,073	476,541

		1,141,509

Personal Products - 0.4%
Unilever plc - ADR (United Kingdom)	69,339	3,915,573

Total Consumer Staples		25,039,602

Energy - 1.5%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc.*	56,990	1,007,583
Ensco plc - Class A	78,960	465,864
Schlumberger Ltd.	47,110	3,466,354
Transocean Ltd.*	142,450	1,537,036

		6,476,837

Oil, Gas & Consumable Fuels - 0.8%
BP plc - ADR (United Kingdom)	28,469	1,218,188
Chevron Corp.	6,191	776,041
China Petroleum & Chemical Corp. - ADR (China)	10,771	935,460
ConocoPhillips	9,175	539,582
Exxon Mobil Corp.	17,233	1,504,441
Hess Corp.	23,976	1,211,028
Royal Dutch Shell plc - Class B -
ADR (Netherlands)	7,805	561,414
TOTAL S.A. (France)[1]	6,253	362,551
Valero Energy Corp.	5,982	574,093

		7,682,798

Total Energy		14,159,635

Financials - 1.9%
Banks - 1.4%
Bank of America Corp.	47,245	1,511,840
BankUnited, Inc.	6,145	252,191
BB&T Corp.	10,428	575,521
Citigroup, Inc.	17,453	1,369,711
Fifth Third Bancorp	8,930	295,583
Huntington Bancshares, Inc.	16,705	270,287
JPMorgan Chase & Co.	34,207	3,956,724
KeyCorp.	23,778	508,849
The PNC Financial Services Group, Inc.	1,819	287,438
Regions Financial Corp.	15,235	292,969
SunTrust Banks, Inc.	3,870	273,609
U.S. Bancorp	16,497	942,639
Wells Fargo & Co.	48,772	3,208,222

		13,745,583

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 0.3%
Apollo Investment Corp.	23,166	$133,205
Ares Capital Corp.	9,957	158,814
BlackRock, Inc.	3,330	1,870,794
Medley Capital Corp.	18,385	93,580
Oaktree Specialty Lending Corp.	24,511	121,084
PennantPark Investment Corp.	17,659	119,022

		2,496,499

Insurance - 0.2%
The Allstate Corp.	2,385	235,565
American International Group, Inc.	3,680	235,226
Arthur J Gallagher & Co.	3,790	258,933
Chubb Ltd.	2,485	388,033
Lincoln National Corp.	3,180	263,304
Old Republic International Corp.	11,485	246,813
Principal Financial Group, Inc.	3,516	237,682
Willis Towers Watson plc	1,585	254,345

		2,119,901

Total Financials		18,361,983

Health Care - 6.3%
Biotechnology - 2.4%
AbbVie, Inc.	13,857	1,555,032
Amgen, Inc.	6,163	1,146,625
Biogen, Inc.*	7,820	2,719,874
BioMarin Pharmaceutical, Inc.*	40,220	3,629,051
Gilead Sciences, Inc.	11,286	945,767
Incyte Corp.*	26,640	2,405,326
Regeneron Pharmaceuticals, Inc.*	11,650	4,271,472
Seattle Genetics, Inc.*	64,490	3,372,827
Vertex Pharmaceuticals, Inc.*	17,580	2,933,575

		22,979,549

Health Care Equipment & Supplies - 0.6%
Koninklijke Philips N.V. - NY Shares (Netherlands)	12,070	491,973
Medtronic plc	62,061	5,330,419

		5,822,392

Health Care Providers & Services - 0.8%
DaVita, Inc.*	72,740	5,676,630
Express Scripts Holding Co.*[2]	21,950	1,738,001

		7,414,631

Pharmaceuticals - 2.5%
AstraZeneca plc (United Kingdom)[1]	7,090	492,140
Bristol-Myers Squibb Co.	40,205	2,516,833
Eli Lilly & Co.	5,802	472,573

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Johnson & Johnson	49,989	$6,907,980
Merck & Co., Inc.	64,329	3,811,493
Novartis AG - ADR (Switzerland)	57,095	5,141,976
Perrigo Co. plc	6,251	566,466
Pfizer, Inc.	44,723	1,656,540
Sanofi (France)[1]	5,183	457,411
Sanofi - ADR (France)	23,684	1,040,438

		23,063,850

Total Health Care		59,280,422

Industrials - 3.1%
Aerospace & Defense - 0.7%
Arconic, Inc.	81,750	2,457,405
The Boeing Co.	4,699	1,665,185
Lockheed Martin Corp.	2,816	999,258
Raytheon Co.	3,470	725,022
United Technologies Corp.	7,063	974,765

		6,821,635

Air Freight & Logistics - 0.4%
FedEx Corp.	9,940	2,609,051
United Parcel Service, Inc. - Class B	8,255	1,051,027

		3,660,078

Airlines - 0.1%
Delta Air Lines, Inc.	7,100	403,067
Southwest Airlines Co.	6,300	383,040

		786,107

Commercial Services & Supplies - 0.2%
Covanta Holding Corp.	32,640	533,664
Waste Management, Inc.	11,547	1,021,101

		1,554,765

Construction & Engineering - 0.0%##

Comfort Systems USA, Inc.	12,940	551,244

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	25,205	702,464
Eaton Corp. plc	6,126	514,400
Emerson Electric Co.	7,761	560,577

		1,777,441

Industrial Conglomerates - 0.4%
3M Co.	8,769	2,196,634
General Electric Co.	15,261	246,770
Honeywell International, Inc.	6,606	1,054,780

		3,498,184

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 0.0%##
Mueller Water Products, Inc. - Class A	39,940	$464,502

Professional Services - 0.7%
Equifax, Inc.	18,410	2,299,961
Nielsen Holdings plc	104,903	3,924,421

		6,224,382

Road & Rail - 0.4%
Genesee & Wyoming, Inc. - Class A*	21,120	1,686,432
Kansas City Southern	7,799	882,301
Union Pacific Corp.	7,182	958,797

		3,527,530

Total Industrials		28,865,868

Information Technology - 6.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	37,531	1,559,038

Internet Software & Services - 1.5%
Alphabet, Inc. - Class A*	1,610	1,903,374
Alphabet, Inc. - Class C*	1,625	1,901,154
Facebook, Inc. - Class A*	42,860	8,010,105
Tencent Holdings Ltd. - Class H (China)[1]	35,510	2,098,195

		13,912,828

IT Services - 1.4%
Automatic Data Processing, Inc.	5,017	620,252
Broadridge Financial Solutions, Inc.	5,731	552,526
Euronet Worldwide, Inc.*	23,730	2,227,535
Infosys Ltd. - ADR (India)	28,144	506,873
International Business Machines Corp.	7,712	1,262,454
InterXion Holding N.V. - ADR (Netherlands)*	5,990	375,872
Mastercard, Inc. - Class A2	22,720	3,839,680
Visa, Inc. - Class A2	29,900	3,714,477

		13,099,669

Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	50,714	2,441,372
Qorvo, Inc.*	71,920	5,161,698
QUALCOMM, Inc.	15,860	1,082,445
Skyworks Solutions, Inc.	60,595	5,890,440
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	40,040	1,814,212
Texas Instruments, Inc.	35,022	3,840,863

		20,231,030

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 1.3%
Electronic Arts, Inc.*	20,666	$2,623,755
Microsoft Corp.	43,692	4,151,177
ServiceNow, Inc.*	38,155	5,680,135

		12,455,067

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	4,704	787,591

Total Information Technology		62,045,223

Materials - 1.6%
Chemicals - 0.3%
Ashland Global Holdings, Inc.	4,975	361,135
DowDuPont, Inc.	13,125	991,988
FMC Corp.	5,065	462,586
LyondellBasell Industries N.V. - Class A	5,122	613,820
RPM International, Inc.	15,126	789,577

		3,219,106

Construction Materials - 0.1%
CRH plc - ADR (Ireland)	11,991	448,344

Containers & Packaging - 0.9%
Ball Corp.	86,820	3,323,470
Graphic Packaging Holding Co.	56,671	915,237
Sealed Air Corp.	66,110	3,130,308
Sonoco Products Co.	14,452	784,888

		8,153,903

Metals & Mining - 0.3%
Antofagasta plc (Chile)[1]	45,720	605,106
First Quantum Minerals Ltd. (Zambia)	50,810	757,606
Lundin Mining Corp. (Canada)	78,690	568,743
Southern Copper Corp. (Peru)	19,220	933,131

		2,864,586

Total Materials		14,685,939

Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITS) - 2.7%
Acadia Realty Trust	4,240	104,135
Agree Realty Corp.	2,150	103,502
Alexandria Real Estate Equities, Inc.	3,420	443,574
American Campus Communities, Inc.	4,350	167,301
American Homes 4 Rent - Class A	16,015	332,952
Americold Realty Trust*	8,005	146,331
Apartment Investment & Management Co. - Class A	8,890	371,958

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
AvalonBay Communities, Inc.	2,725	$464,340
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	4,110	89,707
Bluerock Residential Growth REIT, Inc.	9,325	78,144
Boston Properties, Inc.	3,540	437,933
Brandywine Realty Trust	11,930	214,024
Brixmor Property Group, Inc.	4,195	68,085
Camden Property Trust	2,245	194,327
CatchMark Timber Trust, Inc. - Class A	74,081	975,647
Chesapeake Lodging Trust	7,565	207,054
Colony NorthStar, Inc. - Class A	69,698	625,888
Columbia Property Trust, Inc.	5,085	111,311
Community Healthcare Trust, Inc.	26,797	713,872
CoreCivic, Inc.	26,670	619,011
Cousins Properties, Inc.	42,490	382,410
Crown Castle International Corp.	9,478	1,068,834
CubeSmart	16,410	451,767
Digital Realty Trust, Inc.	6,190	692,970
Education Realty Trust, Inc.	2,650	87,530
Equinix, Inc.	2,790	1,269,980
Equity Commonwealth*	6,285	187,984
Equity LifeStyle Properties, Inc.	1,835	158,397
Equity Residential	5,375	331,154
Essex Property Trust, Inc.	415	96,687
Extra Space Storage, Inc.	3,655	305,119
First Industrial Realty Trust, Inc.	8,940	275,888
Forest City Realty Trust, Inc. - Class A	8,130	190,811
Getty Realty Corp.	7,365	193,258
GGP, Inc.	11,095	255,518
Global Medical REIT, Inc.	50,765	407,135
HCP, Inc.	13,710	330,137
Healthcare Trust of America, Inc. - Class A	7,450	205,694
Hibernia REIT plc (Ireland)[1]	96,180	182,941
Host Hotels & Resorts, Inc.	9,375	194,625
Independence Realty Trust, Inc.	15,120	138,953
Invitation Homes, Inc.	14,045	315,872
Lamar Advertising Co. - Class A	5,465	393,480
LaSalle Hotel Properties	4,460	136,208
Life Storage, Inc.	2,055	170,770
The Macerich Co.	2,185	141,085
Mid-America Apartment Communities, Inc.	3,515	335,226
National Retail Properties, Inc.	4,870	193,242
Outfront Media, Inc.	16,270	364,448

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Physicians Realty Trust	19,815	$322,984
Plymouth Industrial REIT, Inc.	2,685	47,310
Prologis, Inc.	9,545	621,475
Public Storage	1,295	253,509
Regency Centers Corp.	3,213	202,130
Rexford Industrial Realty, Inc.	3,300	97,977
Simon Property Group, Inc.	5,925	967,967
STAG Industrial, Inc.	19,160	485,131
STORE Capital Corp.	16,317	399,930
Sun Communities, Inc.	2,685	238,535
Sunstone Hotel Investors, Inc.	11,830	199,336
Taubman Centers, Inc.	1,120	69,048
Terreno Realty Corp.	2,710	96,476
UDR, Inc.	6,850	250,230
UMH Properties, Inc.	9,370	125,371
Unibail-Rodamco S.E. (France)[1]	755	193,572
Urban Edge Properties	14,315	334,685
Ventas, Inc.	2,920	163,432
VEREIT, Inc.	27,540	198,288
Vornado Realty Trust	5,430	389,222
Welltower, Inc.	3,775	226,387
Weyerhaeuser Co.	90,511	3,397,783

Total Real Estate		25,207,997

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc.*	73,060	2,681,302

Wireless Telecommunication Services - 0.1%
NTT DOCOMO, Inc. - ADR (Japan)	39,275	979,911

Total Telecommunication Services		3,661,213

Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy	6,476	408,571
Exelon Corp.	6,900	265,719

		674,290

Independent Power and Renewable Electricity Producers - 0.0%##
Pattern Energy Group, Inc. - Class A	11,775	242,800

Multi-Utilities - 0.0%##
CMS Energy Corp.	9,721	435,015

Total Utilities		1,352,105

TOTAL COMMON STOCKS
(Identified Cost $220,260,159)		272,708,559

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS - 22.3%

Non-Convertible Corporate Bonds - 22.3%
Consumer Discretionary - 3.0%
Auto Components - 0.4%
Airxcel, Inc.[4], 8.50%, 2/15/2022	377,000	$401,033
Magna International, Inc. (Canada), 4.15%, 10/1/2025	3,560,000	3,711,975

		4,113,008

Household Durables - 0.6%
Century Communities, Inc., 5.875%, 7/15/2025	498,000	504,848
Meritage Homes Corp., 5.125%, 6/6/2027	245,000	248,062
NVR, Inc., 3.95%, 9/15/2022	4,000,000	4,127,054
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	245,000	247,756
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	209,000	221,394
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	309,000	311,809
Weekley Homes LLC - Weekley Finance Corp.[4], 6.625%, 8/15/2025	350,000	350,875

		6,011,798

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.[4], 3.15%, 8/22/2027	2,560,000	2,510,748
The Priceline Group, Inc., 3.60%, 6/1/2026	5,150,000	5,121,743

		7,632,491

Media - 0.9%
Cequel Communications Holdings I, LLC - Cequel Capital Corp.[4], 7.75%, 7/15/2025	245,000	266,437
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 4.464%, 7/23/2022	100,000	103,438
Comcast Corp., 4.40%, 8/15/2035	2,216,000	2,376,956
CSC Holdings, LLC, 5.25%, 6/1/2024	472,000	460,200
Discovery Communications LLC, 3.95%, 3/20/2028	3,890,000	3,793,184
DISH DBS Corp., 5.875%, 7/15/2022	100,000	99,500
Sirius XM Radio, Inc.[4], 3.875%, 8/1/2022	105,000	104,606
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[4], 5.50%, 3/1/2028	200,000	199,000

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
UPCB Finance IV Ltd. (Netherlands)[4], 5.375%, 1/15/2025	525,000	$534,188
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	345,000	363,112

		8,300,621

Multiline Retail - 0.3%
Dollar General Corp., 3.25%, 4/15/2023	2,285,000	2,285,472

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[4], 4.875%, 5/15/2026	240,000	242,400

Total Consumer Discretionary		28,585,790

Consumer Staples - 0.9%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	3,280,000	5,108,818
PepsiCo, Inc., 3.10%, 7/17/2022	2,490,000	2,516,631

		7,625,449

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	481,000	449,735

Total Consumer Staples		8,075,184

Energy - 3.5%
Energy Equipment & Services - 0.1%
McDermott International, Inc.[4], 8.00%, 5/1/2021	355,000	365,206
Trinidad Drilling Ltd. (Canada)[4], 6.625%, 2/15/2025	359,000	351,820

		717,026

Oil, Gas & Consumable Fuels - 3.4%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	3,255,000	3,583,823
BP Capital Markets plc (United Kingdom), 3.216%, 11/28/2023	1,131,000	1,142,099
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	3,452,000	3,539,116
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	315,000	358,312
Cheniere Energy Partners LP4, 5.25%, 10/1/2025	345,000	351,469
ConocoPhillips Co., 3.35%, 11/15/2024	2,562,000	2,607,474
ConocoPhillips Co., 3.35%, 5/15/2025	491,000	495,019

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	359,000	$363,488
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	2,540,000	2,505,773
Enviva Partners LP - Enviva Partners Finance Corp., 8.50%, 11/1/2021	351,000	375,131
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	345,000	363,975
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	349,000	359,470
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	495,000	499,331
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	4,587,000	4,739,427
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	2,290,000	2,591,135
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	468,000	491,400
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,280,000	2,538,974
SemGroup Corp.[4], 6.375%, 3/15/2025	450,000	451,125
Seven Generations Energy Ltd. (Canada)[4], 5.375%, 9/30/2025	241,000	243,410
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.25%, 2/15/2025	250,000	250,000
Southwestern Energy Co., 6.70%, 1/23/2025	263,000	267,602
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	481,000	491,822
Williams Partners LP, 3.75%, 6/15/2027	3,655,000	3,629,298

		32,238,673

Total Energy		32,955,699

Financials - 6.7%
Banks - 3.8%
Bank of America Corp., 4.00%, 1/22/2025	3,760,000	3,846,637
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	2,080,000	2,509,930
Citigroup, Inc., 3.875%, 3/26/2025	4,606,000	4,641,188
Intesa Sanpaolo S.p.A. (Italy)[4], 5.017%, 6/26/2024	200,000	204,158

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Intesa Sanpaolo S.p.A. (Italy)[4], 3.875%, 1/12/2028	2,560,000	$2,499,175
JPMorgan Chase & Co.[5], (3 mo. LIBOR US + 0.935%), 2.776%, 4/25/2023	4,787,000	4,723,220
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021	8,539,000	8,261,604
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	4,637,000	4,780,898
Popular, Inc., 7.00%, 7/1/2019	394,000	407,199
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD 309,000	252,111
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023	104,000	112,855
Santander Holdings USA, Inc.[4], 3.40%, 1/18/2023	3,540,000	3,495,025

		35,734,000

Capital Markets - 1.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,570,000	2,525,297
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	2,470,000	2,537,479
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	236,000	240,720
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.011%, 5/8/2024	3,790,000	3,905,595
Morgan Stanley, 5.00%, 11/24/2025 .	3,560,000	3,851,963

		13,061,054

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	150,000	150,600
Navient Corp., 6.125%, 3/25/2024	250,000	255,000
SLM Corp., 5.125%, 4/5/2022	385,000	397,512

		803,112

Diversified Financial Services - 0.0%##
Oxford Finance, LLC - Oxford Finance Co.-Issuer II, Inc.[4], 6.375%, 12/15/2022	345,000	356,161

Insurance - 1.4%
American International Group, Inc., 4.125%, 2/15/2024	3,630,000	3,770,000
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	5,930,000	6,346,404

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	2,330,000	$2,551,350

		12,667,754

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	350,000	361,375

Total Financials		62,983,456

Health Care - 0.6%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	268,000	254,600

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[4], 5.00%, 2/15/2025	254,000	257,810

Health Care Providers & Services - 0.5%
DaVita, Inc., 5.00%, 5/1/2025	345,000	343,706
Express Scripts Holding Co., 3.50%, 6/15/2024	3,820,000	3,811,563
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	150,000	153,720
HCA Healthcare, Inc., 6.25%, 2/15/2021	104,000	110,760
HCA, Inc., 3.75%, 3/15/2019	104,000	105,173
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[4], 6.625%, 5/15/2022	245,000	245,000
Tenet Healthcare Corp., 6.75%, 2/1/2020	104,000	106,210

		4,876,132

Pharmaceuticals - 0.1%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[4], 8.75%, 11/1/2024	400,000	435,000

Total Health Care		5,823,542

Industrials - 0.8%
Aerospace & Defense - 0.0%##
Arconic, Inc., 5.87%, 2/23/2022	100,000	108,125

Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	254,000	260,350

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
American Airlines Group, Inc.[4], 5.50%, 10/1/2019	245,000	$250,513

		510,863

Construction & Engineering - 0.0%##
Tutor Perini Corp.[4], 6.875%, 5/1/2025	359,000	382,335

Machinery - 0.0%##
Xerium Technologies, Inc., 9.50%, 8/15/2021	268,000	272,355

Marine - 0.1%
Borealis Finance, LLC[7], 7.50%, 11/16/2022	240,000	238,500
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	495,000	506,756
MPC Container Ships Invest B.V. (Norway)[6,8], (3 mo. LIBORUS+ 4.750%), 6.408%, 9/22/2022	200,000	195,746

		941,002

Trading Companies & Distributors - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	4,940,000	5,135,936
Aircastle Ltd., 6.25%, 12/1/2019	140,000	146,825
International Lease Finance Corp., 6.25%, 5/15/2019	254,000	265,327
Park Aerospace Holdings Ltd. (Ireland)[4], 4.50%, 3/15/2023	191,000	182,405

		5,730,493

Total Industrials		7,945,173

Information Technology - 2.0%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	564,000	569,640

Internet Software & Services - 0.8%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	3,975,000	3,857,649
Tencent Holdings Ltd. (China)[4], 3.595%, 1/19/2028	3,880,000	3,822,694

		7,680,343

Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc., 3.30%, 4/1/2027	5,020,000	4,983,908

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	386,000	$374,516

		5,358,424

Software - 0.5%
Activision Blizzard, Inc., 3.40%, 6/15/2027	5,090,000	4,969,315

Total Information Technology		18,577,722

Materials - 2.1%
Chemicals - 0.3%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[4], 8.375%, 12/1/2022	318,000	327,540
NOVA Chemicals Corp. (Canada)[4], 4.875%, 6/1/2024	259,000	260,619
Solvay Finance America LLC (Belgium)[4], 3.40%, 12/3/2020	2,490,000	2,530,109

		3,118,268

Metals & Mining - 1.5%
Anglo American Capital plc (United Kingdom)[4], 9.375%, 4/8/2019	164,000	176,591
Anglo American Capital plc (United Kingdom)[4], 4.00%, 9/11/2027	5,160,000	5,102,750
Corp Nacional del Cobre de Chile (Chile)[4], 3.625%, 8/1/2027	5,070,000	5,001,859
Ferroglobe plc - Globe Specialty Metals, Inc.[4], 9.375%, 3/1/2022	395,000	430,056
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	240,000	238,800
Northwest Acquisitions ULC - Dominion Finco, Inc.[4], 7.125%, 11/1/2022	660,000	679,800
Petra Diamonds US Treasury plc (South Africa)[4], 7.25%, 5/1/2022	200,000	203,500
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	2,318,000	2,380,947
Techniplas LLC[4], 10.00%, 5/1/2020	345,000	282,900

		14,497,203

Paper & Forest Products - 0.3%
Domtar Corp., 4.40%, 4/1/2022	2,470,000	2,566,480

Total Materials		20,181,951

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 1.0%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp., 3.30%, 2/15/2021	4,633,000	$4,685,692
Greystar Real Estate Partners, LLC[4], 5.75%, 12/1/2025	370,000	380,175
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	945,000	931,789
iStar, Inc., 5.25%, 9/15/2022	336,000	335,160
Starwood Property Trust, Inc.[4], 4.75%, 3/15/2025	340,000	335,750

		6,668,566

Real Estate Management & Development - 0.3%
American Homes 4 Rent LP, 4.25%, 2/15/2028	2,630,000	2,615,324

Total Real Estate		9,283,890

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc., 3.90%, 8/14/2027	4,669,000	4,648,653
CenturyLink, Inc., 7.50%, 4/1/2024	245,000	246,838
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	590,000	585,575
SFR Group S.A. (France)[4], 6.25%, 5/15/2024	200,000	191,250
Verizon Communications, Inc., 4.125%, 3/16/2027	4,606,000	4,734,294

		10,406,610

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc.[4], 9.00%, 11/15/2018	104,000	108,680
Sprint Communications, Inc., 7.00%, 8/15/2020	104,000	109,764

		218,444

Total Telecommunication Services		10,625,054

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	740,000	774,225

Water Utilities - 0.5%
American Water Capital Corp., 2.95%, 9/1/2027	5,200,000	5,039,981

Total Utilities		5,814,206

TOTAL CORPORATE BONDS (Identified Cost $211,343,692)		210,851,667

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES
	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

MUTUAL FUNDS - 0.0%##
iShares Core Dividend Growth ETF	3,250	$118,462
iShares U.S. Real Estate ETF	2,760	216,827
Schwab U.S. Dividend Equity ETF	2,215	118,502

TOTAL MUTUAL FUNDS (Identified Cost $429,836)		453,791

U.S. TREASURY SECURITIES - 21.2%

U.S. Treasury Bonds - 3.7%
U.S. Treasury Bond, 6.25%, 5/15/2030	6,958,000	9,500,388
U.S. Treasury Bond, 4.75%, 2/15/2037	10,174,000	13,079,949
U.S. Treasury Bond, 2.50%, 2/15/2045	8,548,000	7,853,141
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	4,666,367	4,644,005

Total U.S. Treasury Bonds (Identified Cost $36,357,465)		35,077,483

U.S. Treasury Notes - 17.5%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	8,236,409	8,200,076
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	4,582,692	4,509,256
U.S. Treasury Note, 1.625%, 4/30/2019	27,869,000	27,732,921
U.S. Treasury Note, 1.375%, 4/30/2020	28,350,500	27,837,755
U.S. Treasury Note, 1.375%, 4/30/2021	29,123,000	28,237,934
U.S. Treasury Note, 1.125%, 7/31/2021	43,427,000	41,594,923
U.S. Treasury Note, 1.75%, 4/30/2022	28,481,300	27,665,800

Total U.S. Treasury Notes (Identified Cost $169,276,228)		165,778,665

TOTAL U.S. TREASURY SECURITIES (Identified Cost $205,633,693)		200,856,148

ASSET-BACKED SECURITIES - 4.9%
Capital One Multi-Asset Execution Trust, Series 2016, Class A4, 1.33%, 6/15/2022	1,908,000	1,880,135
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	1,361,793	1,359,258
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	2,173,000	2,149,753

	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A [4] , 2.00%, 12/10/2023	301,720	$300,588
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	6,370,000	6,331,750
Colony American Homes, Series 2015-1A, Class A4,6, (1mo. LIBOR US + 1.200%), 2.754%, 7/17/2032	1,883,219	1,889,437
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	1,445,000	1,437,969
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[4], 1.64%, 3/20/2020	1,158,791	1,157,567
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	413,551	413,262
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	166,796	166,272
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[4], 2.04%, 2/22/2022	980,000	971,863
Home Partners of America Trust, Series 2016-1, Class A4,6, (1 mo. LIBOR US + 1.650%), 3.209%, 3/17/2033	942,534	944,498
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3 [4] , 1.97%, 7/15/2020	3,900,000	3,878,732
Invitation Homes Trust, Series 2015-SFR3, Class A4,6, (1 mo. LIBOR US + 1.300%), 2.859%, 8/17/2032	2,109,894	2,118,398
Invitation Homes Trust, Series 2017-SFR2, Class A4,6, (1 mo. LIBOR US + 0.850%), 2.406%, 12/17/2036	766,782	771,561
Invitation Homes Trust, Series 2017-SFR2, Class B4,6, (1 mo. LIBOR US + 1.150%), 2.706%, 12/17/2036	570,000	573,516
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	1,500,000	1,465,840
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	1,067,190	1,057,665
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	4,681,106	4,684,853

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program LLC, Series 2017-4, Class A4, 2.50%, 5/26/2026	858,741	$853,201
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	2,484,098	2,475,337
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	816,523	811,469
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	239,213	237,835
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX4, 2.65%, 9/25/2040	1,400,000	1,372,205
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	661,084	658,014
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	500,000	495,463
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A4, 2.39%, 2/25/2042	1,500,000	1,500,995
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	563,813	562,648
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	1,809,000	1,769,437
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	1,845,000	1,808,639

TOTAL ASSET-BACKED SECURITIES (Identified Cost $46,323,061)		46,098,160

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	176,721	179,785
Class A4, 2.917%, 1/10/2035 BWAY Mortgage Trust, Series 2015-1740,	4,633,000	4,481,364
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class A4, 3.531%, 10/15/2034	2,520,000	2,561,830
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	500,000	497,319

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	4,455,000	$4,457,745
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,9], 2.50%, 5/25/2043	1,366,414	1,270,071
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,9], 2.13%, 2/25/2043	951,641	889,920
FDIC Trust, Series 2011-R1, Class A4 , 2.672%, 7/25/2026	232,358	232,083
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.298%, 8/25/2020	20,746,573	567,830
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.182%, 4/25/2021	2,756,797	88,388
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.523%, 10/25/2021	6,766,902	314,154
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.348%, 12/25/2021	8,358,593	356,529
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.463%, 6/25/2022	15,300,441	803,275
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[9], 3.32%, 2/25/2023	3,470,000	3,557,862
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.205%, 4/25/2023	76,837,469	720,805
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.109%, 5/25/2023	47,720,095	270,506
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[9], 3.06%, 7/25/2023	5,431,000	5,500,525
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[9], 3.458%, 8/25/2023	5,688,000	5,873,489

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A1, 2.263%, 4/25/2025	339,824	$331,678
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[9], 1.547%, 10/25/2018	10,049,952	79,345
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	4,232,000	4,234,668
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	2,798,000	2,806,414
FREMF Mortgage Trust, Series 2011-K702, Class B4,9, 4.793%, 4/25/2044	1,114,000	1,111,904
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	203,034,728	813,012
FREMF Mortgage Trust, Series 2013-K712, Class B4,9, 3.362%, 5/25/2045	1,025,000	1,035,703
FREMF Mortgage Trust, Series 2014-K41, Class B4,9, 3.832%, 11/25/2047	2,227,000	2,255,193
FREMF Mortgage Trust, Series 2014-K716, Class B4,9, 3.95%, 8/25/2047	2,624,000	2,664,752
FREMF Mortgage Trust, Series 2015-K42, Class B4,9, 3.852%, 12/25/2024	490,000	495,045
FREMF Mortgage Trust, Series 2015-K43, Class B4,9, 3.734%, 2/25/2048	500,000	501,587
FREMF Mortgage Trust, Series 2015-K720, Class B4,9, 3.389%, 7/25/2022	270,000	265,956
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,9], 3.382%, 12/15/2034	2,495,000	2,509,479
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	96,558	98,390
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,9], 3.00%, 3/25/2043	748,123	745,317
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,9], 3.50%, 5/25/2043	794,871	796,362

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,9], 3.00%, 6/25/2029	1,095,385	$1,087,297
JP Morgan Mortgage Trust, Series 2017-6, Class A3[4,9], 3.50%, 12/25/2048	1,483,645	1,480,863
JP Morgan Mortgage Trust, Series 2017-6, Class A5[4,9], 3.50%, 12/25/2048	2,367,290	2,385,691
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	38,085	37,975
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,9], 3.75%, 11/25/2054	1,014,014	1,027,007
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,9], 3.75%, 8/25/2055	1,087,452	1,102,437
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,9], 3.75%, 11/25/2056	1,393,304	1,411,623
SCG Trust, Series 2013-SRP1, Class AJ4,6, (1 mo. LIBOR US + 1.950%), 3.509%, 11/15/2026	3,608,000	3,597,381
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043	909,301	843,093
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043	902,851	880,945
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043	1,106,337	1,082,028
Starwood Retail Property Trust, Series 2014-STAR, Class A4,6, (1 mo. LIBOR US + 1.220%), 2.779%, 11/15/2027	2,167,688	2,166,360
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,9], 2.50%, 10/25/2056	2,264,069	2,236,203
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	155,000	160,319
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	265,000	275,479
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,9], 4.869%, 2/15/2044	855,524	898,586
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,9], 3.50%, 1/20/2045	1,168,368	1,166,178

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-3, Class A5 [4,9], 3.50%, 3/20/2045		1,081,401	$1,082,372

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $76,658,338)			76,290,122

FOREIGN GOVERNMENT BONDS - 2.4%
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	268,000	222,455
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	327,000	273,521
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		8,725,000	8,637,349
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		200,000	195,242
The Korea Development Bank (South Korea)[6], (3 mo. LIBORUS + 0.675%), 2.288%, 9/19/2020		3,000,000	3,000,111
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,267,000	394,646
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	2,725,000	141,997
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	4,996,000	258,321
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	908,000	48,970
Province of Ontario (Canada), 2.00%, 9/27/2018		2,089,000	2,088,440
Province of Ontario (Canada), 1.25%, 6/17/2019		2,044,000	2,016,121
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	590,000	455,984
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		4,996,000	4,907,943
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	332,000	473,479

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $23,864,335)			23,114,579

U.S. GOVERNMENT AGENCIES - 11.0%
Mortgage-Backed Securities - 9.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		231,178	238,690
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		19,444	19,927
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		35,490	36,973

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Fannie Mae, Pool #995329, 5.50%, 12/1/2021	180,198	$185,977
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	44,364	46,288
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	29,740	30,161
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	276,433	285,337
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	29,493	30,409
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	73,689	76,809
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	31,171	32,741
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	850,363	904,582
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	880,038	936,280
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	2,083,949	2,173,485
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	537,848	591,690
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	61,070	67,861
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	169,376	185,467
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	79,766	87,431
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	223,958	252,070
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	748,523	840,483
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	12,775	13,699
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	22,832	24,440
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	292,797	319,446
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	492,718	553,558
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	8,813	9,411
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	55,677	59,458
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	419,194	458,775
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	666,346	749,746
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	9,425	10,501

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	24,704	$27,464
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	41,386	46,025
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	86,996	97,861
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	83,118	92,407
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	20,372	22,691
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	21,612	24,027
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	39,825	42,691
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	85,581	91,693
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	838,347	920,192
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	447,003	490,383
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	67,823	72,518
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	187,990	205,978
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	511,804	572,627
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	166,214	184,885
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	71,538	76,793
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	124,028	132,907
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,044,334	1,110,400
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	61,148	65,984
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	99,472	107,381
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	905,230	994,280
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	661,352	738,248
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	252,583	283,479
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	891,602	1,000,504
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	941,684	977,229
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	613,326	636,422

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,386,358	$1,471,398
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	294,280	298,796
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	722,367	749,464
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	1,216,777	1,283,665
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,261,582	1,346,506
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	2,541,190	2,572,710
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,081,480	1,119,143
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,308,526	2,332,653
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,820,382	1,839,424
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	646,322	667,995
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	1,114,144	1,151,544
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	250,227	258,627
Fannie Mae, Pool #AS7568, 4.50%, 7/1/2046	1,256,765	1,325,226
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	1,183,172	1,223,135
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	938,529	970,229
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	873,582	903,269
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	864,077	893,441
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,212,461	1,285,586
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	1,183,323	1,227,872
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	3,628,740	3,830,484
Fannie Mae, Pool #AL8674, 5.655%, 1/1/2049	1,481,196	1,606,032
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	59,936	61,050
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	47,020	49,142
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	32,994	34,486
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	44,488	46,637

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	152,605	$161,496
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	884,379	939,601
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,220,877	1,299,058
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	950,304	992,798
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	636,939	665,421
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	1,912,969	1,998,590
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	137,788	152,142
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	355,922	389,996
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	410,945	460,001
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	303,510	332,756
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	138,788	151,940
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	166,038	181,977
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	380,710	417,473
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	47,356	51,865
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	309,054	338,227
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	398,679	436,758
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	355,034	389,345
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	240,631	263,937
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	80,265	90,075
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	274,528	301,161
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	341,017	381,957
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,486,035	1,571,846
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,480,483	1,565,786
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	1,258,956	1,331,375
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	2,004,068	2,033,875

	PRINCIPAL AMOUNT3 / SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	1,725,977	$1,751,622
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,323,101	1,370,892
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	2,316,363	2,403,120
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	1,643,696	1,699,377
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	363,401	377,648
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	2,541,119	2,570,062
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	1,598,776	1,684,547
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	1,725,770	1,784,232
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	1,878,850	1,942,498
Freddie Mac, Pool #Q51334, 4.00%, 10/1/2047	3,647,358	3,770,914
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	2,237,887	2,365,872
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	46,616	50,742

Total Mortgage-Backed Securities
(Identified Cost $86,261,000)		85,456,260

Other Agencies - 1.9%
Fannie Mae, 2.625%, 9/6/2024 (Identified Cost $18,458,884)	18,393,000	18,282,237

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $104,719,884)		103,738,497

SHORT-TERM INVESTMENT - 1.1%
Dreyfus Government Cash Management[10], 1.21%,
(Identified Cost $9,965,904)	9,965,904	9,965,904

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Identified Cost $899,198,902)		944,077,427

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $140,778)		(163,345)

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	VALUE

TOTAL INVESTMENTS - 99.9%	$943,914,082
OTHER ASSETS, LESS LIABILITIES - 0.1%	1,219,250

NET ASSETS - 100%	$945,133,332

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

GBP - British Pound

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Skyworks Solutions, Inc.	96	02/09/2018	$112.00	933	$(960)
Amazon.com, Inc.	7	02/16/2018	1,350.00	1,016	(85,645)
Arconic, Inc.	337	02/16/2018	32.00	1,013	(12,469)
Seattle Genetics, Inc.	178	02/16/2018	60.00	931	(4,450)
The Priceline Group, Inc.	5	02/16/2018	1,920.00	956	(17,750)

					(121,274)
Put
Amazon.com, Inc.	9	02/02/2018	1,110.00	1,306	(612)
Electronic Arts, Inc.	109	02/02/2018	97.50	1,384	(545)
Facebook, Inc.	63	02/02/2018	170.00	1,177	(3,150)
Mastercard, Inc.	76	02/16/2018	140.00	1,284	(608)
Microsoft Corp.	130	02/16/2018	82.50	1,235	(2,340)
Qorvo, Inc.	179	02/16/2018	60.00	1,285	(6,802)
Regeneron Pharmaceuticals, Inc.	29	02/16/2018	360.00	1,063	(28,014)

					(42,071)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(163,345)

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of January 31, 2018, the total value of such securities was $9,169,429.

3Amount is stated in USD unless otherwise noted.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $122,686,326, or 13.0%, of the Series’ net assets as of January 31, 2018.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2018.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2018.

7Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 3, 2017 at a cost of $238,752 ($99.48 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $238,500, or less than 0.1% of the Series’ net assets as of January 31, 2018.

8Illiquid security - This security was acquired on November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $195,746, or less than 0.1% of the Series’ net assets as of January 31, 2018.

Investment Portfolio - January 31, 2018

(unaudited)

9Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2018.

10Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$20,048,572	$20,048,572	$—	$—
Consumer Staples	25,039,602	15,456,965	9,582,637	—
Energy	14,159,635	13,797,084	362,551	—
Financials	18,361,983	18,361,983	—	—
Health Care	59,280,422	58,330,871	949,551	—
Industrials	28,865,868	28,865,868	—	—
Information Technology	62,045,223	59,947,028	2,098,195	—
Materials	14,685,939	14,080,833	605,106	—
Real Estate	25,207,997	24,741,777	466,220	—
Telecommunication Services	3,661,213	3,661,213	—	—
Utilities	1,352,105	1,352,105	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	304,594,645	—	304,594,645	—
Corporate debt:
Consumer Discretionary	28,585,790	—	28,585,790	—
Consumer Staples	8,075,184	—	8,075,184	—
Energy	32,955,699	—	32,955,699	—
Financials	62,983,456	—	62,983,456	—
Health Care	5,823,542	—	5,823,542	—
Industrials	7,945,173	—	7,945,173	—
Information Technology	18,577,722	—	18,577,722	—
Materials	20,181,951	—	20,181,951	—
Real Estate	9,283,890	—	9,283,890	—
Telecommunication Services	10,625,054	—	10,625,054	—
Utilities	5,814,206	—	5,814,206	—
Asset-backed securities	46,098,160	—	46,098,160	—

Investment Portfolio - January 31, 2018

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$76,290,122	$—	$76,290,122	$—
Foreign government bonds	23,114,579	—	23,114,579	—
Mutual funds	10,419,695	10,419,695	—	—

Total assets	944,077,427	269,063,994	675,013,433	—

Liabilities:
Other financial instruments*:
Equity contracts	(163,345)	(161,840)	(1,505)	—

Total liabilities	(163,345)	(161,840)	(1,505)	—

Total	$943,914,082	$268,902,154	$675,011,928	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

China Literature Ltd. - Rights was a Level 3 security as of October 31, 2017. However, this security is no longer held by the Series as of January 31, 2018. There were no Level 3 securities held by the Series as of January 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 37.7%

Consumer Discretionary - 2.8%
Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	170,640	$152,903

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	4,498	256,006
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	9,100	157,465
Jollibee Foods Corp. (Philippines)[1]	19,365	107,403

		520,874

Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	2,530	132,021

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	1,970	2,858,253
The Priceline Group, Inc.*	5,060	9,674,973

		12,533,226

Leisure Products - 0.1%
Trigano S.A. (France)[1]	1,110	215,476

Media - 0.0%##
Quebecor, Inc. - Class B (Canada)	4,085	79,707
Shaw Communications, Inc. - Class B (Canada)	1,700	37,110

		116,817

Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	10,880	129,290

Specialty Retail - 0.0%##
Industria de Diseno Textil S.A. (Spain)[1]	3,280	117,370

Textiles, Apparel & Luxury Goods - 0.7%
ANTA Sports Products Ltd. (China)[1]	39,180	187,989
Lululemon Athletica, Inc.*	53,540	4,187,364

		4,375,353

Total Consumer Discretionary		18,293,330

Consumer Staples - 3.7%
Beverages - 2.8%
Ambev S.A. - ADR (Brazil)	751,156	5,160,442
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	65,770	7,449,123
Diageo plc (United Kingdom)[1]	160,073	5,761,406
Treasury Wine Estates Ltd. (Australia)[1]	14,296	196,922

		18,567,893

Food & Staples Retailing - 0.1%
Puregold Price Club, Inc. (Philippines)[1]	104,770	108,855
Raia Drogasil S.A. (Brazil)	4,265	113,024

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Robinsons Retail Holdings, Inc. (Philippines)[1]	98,765	$182,128

		404,007

Food Products - 0.1%
Danone S.A. (France)[1]	2,286	196,749
Kerry Group plc - Class A (Ireland)[1]	2,110	224,900
M Dias Branco S.A. (Brazil)	7,800	140,209
Nestle S.A. (Switzerland)[1]	2,699	233,145

		795,003

Personal Products - 0.6%
Beiersdorf AG (Germany)[1]	1,185	140,501
Unilever plc - ADR (United Kingdom)	67,885	3,833,466

		3,973,967

Tobacco - 0.1%
British American Tobacco plc - ADR (United Kingdom)	1,700	115,770
Japan Tobacco, Inc. (Japan)[1]	7,700	255,176

		370,946

Total Consumer Staples		24,111,816

Energy - 1.7%
Energy Equipment & Services - 1.5%
Diamond Offshore Drilling, Inc.*	83,030	1,467,970
Ensco plc - Class A	115,390	680,801
Schlumberger Ltd.	68,743	5,058,110
Transocean Ltd.*	207,620	2,240,220

		9,447,101

Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp. (Canada)	7,509	69,083
China Petroleum & Chemical Corp. - Class H (China)[1]	154,000	133,120
Galp Energia SGPS S.A. (Portugal)[1]	11,635	222,256
Repsol S.A. (Spain)[1]	9,325	175,506
Royal Dutch Shell plc - Class B - ADR (Netherlands)	3,155	226,939
SK Innovation Co. Ltd. (South Korea)[1]	605	115,853
Suncor Energy, Inc. (Canada)	3,180	115,204
TOTAL S.A. (France)[1]	3,075	178,289
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	5,405	123,775
YPF S.A. - ADR (Argentina)	5,845	141,157

		1,501,182

Total Energy		10,948,283

1

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 1.0%
Banks - 0.4%
Bankia S.A. (Spain)[1]	25,678	$129,981
Banque Cantonale Vaudoise (Switzerland)[1]	165	138,789
BPER Banca (Italy)[1]	21,050	122,856
CaixaBank S.A. (Spain)[1]	25,720	138,738
Credit Agricole S.A. (France)[1]	12,355	232,939
Erste Group Bank AG (Austria)[1]	2,710	136,504
Eurobank Ergasias S.A. (Greece)*[1]	163,355	182,098
FinecoBank Banca Fineco S.p.A. (Italy)[1]	22,970	285,591
Grupo Financiero Galicia S.A. - ADR (Argentina)	2,465	172,057
Grupo Supervielle S.A. - ADR (Argentina)	4,525	144,664
Itau Unibanco Holding S.A. (Brazil)	9,000	147,627
Jyske Bank A/S (Denmark)[1]	2,060	119,088
KBC Group N.V. (Belgium)[1]	2,265	217,772
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	9,180	116,015
Swedbank A.B. - Class A (Sweden)[1]	4,345	111,121
Sydbank A/S (Denmark)[1]	2,985	122,079

		2,517,919

Capital Markets - 0.6%
Amundi S.A. (France)[1,2]	3,185	300,535
Banca Generali S.p.A. (Italy)[1]	5,260	197,026
BlackRock, Inc.	4,250	2,387,650
Bolsas y Mercados Argentinos S.A. (Argentina)*	6,565	120,350
EFG International AG (Switzerland)[1]	17,060	191,815
Euronext N.V. (Netherlands)[1,2]	4,720	319,757
Julius Baer Group Ltd. (Switzerland)[1]	2,395	164,528
Natixis S.A. (France)[1]	29,925	272,495

		3,954,156

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	3,245	164,043

Total Financials		6,636,118

Health Care - 9.3%
Biotechnology - 4.0%
Biogen, Inc.*	11,340	3,944,166
BioMarin Pharmaceutical, Inc.*	55,000	4,962,650
Incyte Corp.*	36,539	3,299,106
Regeneron Pharmaceuticals, Inc.*	14,628	5,363,356
Seattle Genetics, Inc.*	88,290	4,617,567
Vertex Pharmaceuticals, Inc.*	24,540	4,094,990

		26,281,835

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 1.0%
Medtronic plc	73,660	$6,326,657

Health Care Providers & Services - 1.7%
DaVita, Inc.*	99,220	7,743,129
Express Scripts Holding Co.*3	31,920	2,527,426
Fleury S.A. (Brazil)	21,070	198,399
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	1,750	201,710
Orpea (France)[1]	1,890	235,886

		10,906,550

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	3,401	113,899
QIAGEN N.V.*1	4,357	145,731
Tecan Group AG (Switzerland)[1]	555	122,850

		382,480

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	40,260	2,520,276
Hypermarcas S.A. (Brazil)	16,700	190,483
Johnson & Johnson	33,770	4,666,676
Kalbe Farma Tbk PT (Indonesia)[1]	1,369,710	170,338
Merck & Co., Inc.	40,540	2,401,995
Novartis AG - ADR (Switzerland)	78,370	7,058,002
Perrigo Co. plc	2,530	229,269

		17,237,039

Total Health Care		61,134,561

Industrials - 3.5%
Aerospace & Defense - 0.5%
Arconic, Inc.	112,170	3,371,830

Air Freight & Logistics - 0.5%
FedEx Corp.	13,630	3,577,602

Airlines - 0.0%##
Azul S.A. - ADR (Brazil)*	4,555	132,960
Ryanair Holdings plc - ADR (Ireland)*	1,934	237,321

		370,281

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	4,855	282,003
Geberit AG (Switzerland)[1]	390	184,716

		466,719

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	167,280	254,751
Elis S.A. (France)[1]	6,855	191,524
SPIE S.A. (France)[1]	8,460	210,239

		656,514

2

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	2,780	$337,036
Vinci S.A. (France)[1]	3,955	427,454

		764,490

Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	2,465	205,084

Industrial Conglomerates - 0.1%

Siemens AG (Germany)[1]	3,110	472,114

Machinery - 0.2%
FANUC Corp. (Japan)[1]	899	244,005
Jungheinrich AG (Germany)[1]	3,800	187,925
KION Group AG (Germany)[1]	2,470	227,031
Metso OYJ (Finland)[1]	4,400	153,623
The Weir Group plc (United Kingdom)[1]	13,920	436,417

		1,249,001

Professional Services - 1.3%
Equifax, Inc.	25,290	3,159,480
Nielsen Holdings plc	125,900	4,709,919
Randstad Holding N.V. (Netherlands)[1]	3,745	264,360
RELX plc (United Kingdom)[1]	7,315	161,880

		8,295,639

Road & Rail - 0.4%
Genesee & Wyoming, Inc. - Class A*	30,740	2,454,589

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	8,570	256,184
Brenntag AG (Germany)[1]	2,938	190,730
Howden Joinery Group plc (United Kingdom)[1]	12,375	81,603

		528,517

Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,2]	2,100	457,287
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	7,500	38,194
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	375	39,319

		534,800

Total Industrials		22,947,180

Information Technology - 10.5%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)[1]	7,010	127,227
Hexagon A.B. - Class B (Sweden)[1]	3,505	208,990
Hitachi Ltd. (Japan)[1]	37,660	300,519

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Hollysys Automation Technologies Ltd. (China)	5,115	$129,767
Keyence Corp. (Japan)[1]	806	492,553

		1,259,056

Internet Software & Services - 3.2%
Alibaba Group Holding Ltd. - ADR (China)*	2,800	572,012
Alphabet, Inc. - Class A*[3]	2,180	2,577,240
Alphabet, Inc. - Class C*	2,190	2,562,168
Facebook, Inc. - Class A*	61,650	11,521,768
NetEase, Inc. - ADR (China)	225	72,036
Tencent Holdings Ltd. - Class H (China)[1]	61,878	3,656,213

		20,961,437

IT Services - 2.1%
Amdocs Ltd.	4,005	273,942
Euronet Worldwide, Inc.*	32,580	3,058,285
InterXion Holding N.V. - ADR (Netherlands)*	3,860	242,215
Mastercard, Inc. - Class A	29,830	5,041,270
Sopra Steria Group (France)[1]	1,260	255,713
Visa, Inc. - Class A3	40,170	4,990,319

		13,861,744

Semiconductors & Semiconductor Equipment - 2.6%
Qorvo, Inc.*	107,510	7,715,993
Skyworks Solutions, Inc.	72,070	7,005,925
Texas Instruments, Inc.	21,160	2,320,617

		17,042,535

Software - 2.4%
Atlassian Corp. plc - Class A (Australia)*	1,488	80,337
Dassault Systemes S.E. (France)[1]	2,260	260,541
Electronic Arts, Inc.*	26,507	3,365,329
Microsoft Corp.	40,880	3,884,009
Nexon Co. Ltd. (Japan)*[1]	5,600	187,104
ServiceNow, Inc.*	54,650	8,135,745
Sophos Group plc (United Kingdom)[1,2]	19,450	177,136
Temenos Group AG (Switzerland)[1]	860	118,849

		16,209,050

Total Information Technology		69,333,822

Materials - 2.2%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)[1]	2,515	235,387

3

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Croda International plc (United Kingdom)[1]	3,885	$247,252
Mexichem, S.A.B. de C.V. (Mexico)	30,500	86,510
Solvay S.A. (Belgium)[1]	1,490	215,745

		784,894

Construction Materials - 0.1%
Loma Negra Cia Industrial Argentina S.A. - ADR (Argentina)*	7,075	168,102
Wienerberger AG (Austria)[1]	6,665	181,874

		349,976

Containers & Packaging - 1.2%
Ball Corp.	127,080	4,864,622
Sealed Air Corp.	66,900	3,167,715

		8,032,337

Metals & Mining - 0.8%
Antofagasta plc (Chile)[1]	86,570	1,145,757
First Quantum Minerals Ltd. (Zambia)	92,260	1,375,649
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	84,020	296,683
Lundin Mining Corp. (Canada)	148,230	1,071,353
Southern Copper Corp. (Peru)	26,750	1,298,713

		5,188,155

Total Materials		14,355,362

Real Estate - 2.3%
Equity Real Estate Investment Trusts (REITS) - 2.3%
Acadia Realty Trust	2,730	67,049
Agree Realty Corp.	1,435	69,081
Alexandria Real Estate Equities, Inc.	2,260	293,122
American Campus Communities, Inc.	2,785	107,111
American Homes 4 Rent - Class A	10,310	214,345
Americold Realty Trust*	4,830	88,292
Apartment Investment & Management Co. - Class A	5,725	239,534
AvalonBay Communities, Inc.	1,755	299,052
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	2,615	57,076
Bluerock Residential Growth REIT, Inc.	6,210	52,039
Boston Properties, Inc.	2,260	279,584
Brandywine Realty Trust	7,955	142,712
Brixmor Property Group, Inc.	2,660	43,172
Camden Property Trust	1,445	125,079
CatchMark Timber Trust, Inc. - Class A	15,375	202,489

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Chesapeake Lodging Trust	4,870	$133,292
Colony NorthStar, Inc. - Class A	16,448	147,703
Columbia Property Trust, Inc.	3,410	74,645
Community Healthcare Trust, Inc.	8,365	222,844
CoreCivic, Inc.	9,810	227,690
Cousins Properties, Inc.	26,550	238,950
Crown Castle International Corp.	1,915	215,955
CubeSmart	5,440	149,763
Digital Realty Trust, Inc.	2,440	273,158
Education Realty Trust, Inc.	1,698	56,085
Equinix, Inc.	1,380	628,162
Equity Commonwealth*	4,045	120,986
Equity LifeStyle Properties, Inc.	1,165	100,563
Equity Residential	3,460	213,171
Essex Property Trust, Inc.	275	64,069
Extra Space Storage, Inc.	2,355	196,595
First Industrial Realty Trust, Inc.	5,670	174,976
Forest City Realty Trust, Inc. - Class A	5,235	122,865
Getty Realty Corp.	4,595	120,573
GGP, Inc.	6,740	155,222
Global Medical REIT, Inc.	15,530	124,551
HCP, Inc.	9,155	220,452
Healthcare Trust of America, Inc. - Class A	4,795	132,390
Hibernia REIT plc (Ireland)[1]	61,910	117,757
Host Hotels & Resorts, Inc.	6,035	125,287
Independence Realty Trust, Inc.	10,070	92,543
Invitation Homes, Inc.	9,039	203,287
Lamar Advertising Co. - Class A	1,575	113,400
LaSalle Hotel Properties	2,870	87,650
Life Storage, Inc.	1,360	113,016
The Macerich Co.	1,330	85,878
Mid-America Apartment Communities, Inc.	2,340	223,166
National Retail Properties, Inc.	3,135	124,397
Outfront Media, Inc.	5,142	115,181
Physicians Realty Trust	12,755	207,906
Plymouth Industrial REIT, Inc.	1,720	30,306
Prologis, Inc.	6,145	400,101
Public Storage	870	170,311
Regency Centers Corp.	2,071	130,287
Rexford Industrial Realty, Inc.	1,990	59,083
Simon Property Group, Inc.	3,595	587,315
STAG Industrial, Inc.	6,815	172,556
STORE Capital Corp.	4,980	122,060
Sun Communities, Inc.	1,675	148,807
Sunstone Hotel Investors, Inc.	7,615	128,313

4

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Taubman Centers, Inc.	680	$41,922
Terreno Realty Corp.	1,635	58,206
UDR, Inc.	4,410	161,097
UMH Properties, Inc.	5,940	79,477
Unibail-Rodamco S.E. (France)[1]	780	199,982
Urban Edge Properties	9,560	223,513
Ventas, Inc.	1,950	109,142
VEREIT, Inc.	18,440	132,768
Vornado Realty Trust	3,620	259,482
Welltower, Inc.	2,355	141,229
Weyerhaeuser Co.	97,327	3,653,656

		15,013,478

Real Estate Management & Development - 0.0%##
Aliansce Shopping Centers S.A. (Brazil)*	22,175	126,814
Iguatemi Empresa de Shopping Centers S.A. (Brazil)	9,990	134,831
Nexity S.A. (France)[1]	2,955	178,059

		439,704

Total Real Estate		15,453,182

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Iliad S.A. (France)[1]	810	209,570
Zayo Group Holdings, Inc.*	102,650	3,767,255

Total Telecommunication Services		3,976,825

Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	2,580	181,890

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	340,000	248,173
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	718,000	248,155

		496,328

Total Utilities		678,218

TOTAL COMMON STOCKS (Identified Cost $202,600,248)		247,868,697

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS - 18.5%

Non-Convertible Corporate Bonds - 18.5%
Consumer Discretionary - 2.7%
Auto Components - 0.4%
Airxcel, Inc.[2], 8.50%, 2/15/2022	294,000	$312,742
Magna International, Inc. (Canada), 4.15%, 10/1/2025	2,118,000	2,208,416

		2,521,158

Household Durables - 0.6%
Century Communities, Inc., 5.875%, 7/15/2025	347,000	351,771
Meritage Homes Corp., 5.125%, 6/6/2027	199,000	201,488
NVR, Inc., 3.95%, 9/15/2022	2,377,000	2,452,502
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	170,000	171,912
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	156,000	165,251
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	242,000	244,200
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	256,000	256,640

		3,843,764

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.[2], 3.15%, 8/22/2027	1,530,000	1,500,564
The Priceline Group, Inc., 3.60%, 6/1/2026	2,984,000	2,967,627

		4,468,191

Media - 0.8%
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 4.464%, 7/23/2022	75,000	77,579
Comcast Corp., 4.40%, 8/15/2035	1,435,000	1,539,229
CSC Holdings, LLC, 5.25%, 6/1/2024	346,000	337,350
Discovery Communications LLC, 3.95%, 3/20/2028	2,320,000	2,262,259
DISH DBS Corp., 5.875%, 7/15/2022	75,000	74,625
Sirius XM Radio, Inc.[2], 3.875%, 8/1/2022	75,000	74,719
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	200,000	199,000
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	285,000	289,988

5

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
VTR Finance B.V. (Chile)[2], 6.875%, 1/15/2024	485,000	$510,462

		5,365,211

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	1,453,000	1,453,300

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	175,000	176,750

Total Consumer Discretionary		17,828,374

Consumer Staples - 0.7%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	1,778,000	2,769,353
PepsiCo, Inc., 3.10%, 7/17/2022	1,414,000	1,429,123

		4,198,476

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	385,000	359,975

Total Consumer Staples		4,558,451

Energy - 3.1%
Energy Equipment & Services - 0.1%
McDermott International, Inc.[2], 8.00%, 5/1/2021	250,000	257,187
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	281,000	275,380

		532,567

Oil, Gas & Consumable Fuels - 3.0%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	1,995,000	2,196,537
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	2,966,000	3,040,851
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	225,000	255,938
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	251,000	255,706
ConocoPhillips Co., 3.35%, 5/15/2025	1,435,000	1,446,745
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	286,000	289,575
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	1,435,000	1,415,663

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Enviva Partners LP - Enviva Partners Finance Corp., 8.50%, 11/1/2021	251,000	$268,256
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	272,000	286,960
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	249,000	256,470
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	346,000	349,028
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	2,700,000	2,789,721
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	1,276,000	1,443,794
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	342,000	359,100
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	1,360,000	1,514,475
SemGroup Corp.[2], 6.375%, 3/15/2025	310,000	310,775
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	173,000	174,730
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	165,000	165,000
Southwestern Energy Co., 6.70%, 1/23/2025	204,000	207,570
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	354,000	361,965
Williams Partners LP, 3.75%, 6/15/2027	2,245,000	2,229,213

		19,618,072

Total Energy		20,150,639

Financials - 5.0%
Banks - 2.6%
Bank of America Corp., 4.00%, 1/22/2025	2,188,000	2,238,415
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	1,250,000	1,508,371
Citigroup, Inc., 3.875%, 3/26/2025	3,031,000	3,054,155
Intesa Sanpaolo S.p.A. (Italy)[2], 5.017%, 6/26/2024	200,000	204,158
Intesa Sanpaolo S.p.A. (Italy)[2], 3.875%, 1/12/2028	1,460,000	1,425,311
JPMorgan Chase & Co.[5], (3 mo. LIBOR US + 0.935%), 2.776%, 4/25/2023	3,005,000	2,964,963

6

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		2,710,000	$2,794,098
Popular, Inc., 7.00%, 7/1/2019		283,000	292,480
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	390,000	318,199
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023		73,000	79,215
Santander Holdings USA, Inc.[2], 3.40%, 1/18/2023		2,050,000	2,023,955

			16,903,320

Capital Markets - 1.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		1,540,000	1,513,213
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,465,000	1,505,023
LPL Holdings, Inc.[2], 5.75%, 9/15/2025		182,000	185,640
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.011%, 5/8/2024		2,206,000	2,273,283
Morgan Stanley, 5.00%, 11/24/2025		2,002,000	2,166,188

			7,643,347

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019		108,000	108,432
Navient Corp., 6.125%, 3/25/2024		177,000	180,540
SLM Corp., 5.125%, 4/5/2022		275,000	283,938

			572,910

Diversified Financial Services - 0.0%##
Oxford Finance, LLC - Oxford Finance Co.-Issuer II, Inc.[2], 6.375%, 12/15/2022		245,000	252,926

Insurance - 1.1%
American International Group, Inc., 4.125%, 2/15/2024		2,075,000	2,155,027
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024		3,540,000	3,788,579
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042		1,288,000	1,410,360

			7,353,966

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	243,000	$250,898

Total Financials		32,977,367

Health Care - 0.6%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	195,000	185,250

Health Care Equipment & Supplies - 0.0%##

Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025	195,000	197,925

Health Care Providers & Services - 0.5%
DaVita, Inc., 5.00%, 5/1/2025	251,000	250,059
Express Scripts Holding Co., 3.50%, 6/15/2024	2,132,000	2,127,292
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	108,000	110,678
HCA Healthcare, Inc., 6.25%, 2/15/2021	73,000	77,745
HCA, Inc., 3.75%, 3/15/2019	73,000	73,823
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	170,000	170,000
Tenet Healthcare Corp., 6.75%, 2/1/2020	73,000	74,551

		2,884,148

Pharmaceuticals - 0.1%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	330,000	358,875

Total Health Care		3,626,198

Industrials - 0.8%
Aerospace & Defense - 0.0%##
Arconic, Inc., 5.87%, 2/23/2022	100,000	108,125

Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	182,000	186,550
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	173,000	176,893

		363,443

Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	286,000	304,590

7

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery - 0.0%##
Xerium Technologies, Inc., 9.50%, 8/15/2021	211,000	$214,429

Marine - 0.1%
Borealis Finance, LLC[7], 7.50%, 11/16/2022	200,000	198,750
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	350,000	358,313
MPC Container Ships Invest B.V. (Norway)[6,8], (3 mo. LIBOR US + 4.750%), 6.408%, 9/22/2022	200,000	195,746

		752,809

Trading Companies & Distributors - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	2,890,000	3,004,627
Aircastle Ltd., 6.25%, 12/1/2019	100,000	104,875
International Lease Finance Corp., 6.25%, 5/15/2019	199,000	207,874
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	138,000	131,790

		3,449,166

Total Industrials		5,192,562

Information Technology - 1.6%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	394,000	397,940

Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	2,250,000	2,183,575
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	2,170,000	2,137,950

		4,321,525

Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc., 3.30%, 4/1/2027	3,000,000	2,978,431
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	277,000	268,759

		3,247,190

Software - 0.4%
Activision Blizzard, Inc., 3.40%, 6/15/2027	2,957,000	2,886,889

Total Information Technology		10,853,544

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.8%
Chemicals - 0.3%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	247,000	$254,410
NOVA Chemicals Corp. (Canada)[2], 4.875%, 6/1/2024	208,000	209,300
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	1,490,000	1,514,001

		1,977,711

Metals & Mining - 1.3%
Anglo American Capital plc (United Kingdom)[2], 9.375%, 4/8/2019	116,000	124,905
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	3,080,000	3,045,828
Corp Nacional del Cobre de Chile (Chile)[2], 3.625%, 8/1/2027	2,703,000	2,666,672
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	175,000	190,531
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	175,000	174,125
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	495,000	509,850
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	325,000	330,687
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	1,360,000	1,396,932
Techniplas LLC[2], 10.00%, 5/1/2020	272,000	223,040

		8,662,570

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	1,379,000	1,432,865

Total Materials		12,073,146

Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITS) - 0.6%
American Tower Corp., 3.30%, 2/15/2021	2,988,000	3,021,983
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	190,000	195,225
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	589,000	580,766
iStar, Inc., 5.25%, 9/15/2022	229,000	228,427
Starwood Property Trust, Inc.[2], 4.75%, 3/15/2025	225,000	222,188

Total Real Estate		4,248,589

8

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE
TERM SERIES	PRINCIPAL AMOUNT4/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc., 3.90%, 8/14/2027	2,811,000	$2,798,750
CenturyLink, Inc., 7.50%, 4/1/2024	190,000	191,425
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	354,000	351,345
Verizon Communications, Inc., 4.125%, 3/16/2027	2,776,000	2,853,322

		6,194,842

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	73,000	76,285
Sprint Communications, Inc., 7.00%, 8/15/2020	73,000	77,046

		153,331

Total Telecommunication Services		6,348,173

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	645,000	674,831

Water Utilities - 0.5%
American Water Capital Corp., 2.95%, 9/1/2027	3,110,000	3,014,296

Total Utilities		3,689,127

TOTAL CORPORATE BONDS (Identified Cost $121,636,524)		121,546,170

MUTUAL FUNDS - 0.2%
Global X MSCI Greece ETF	18,085	203,999
iShares MSCI Eurozone ETF	10,935	507,603
iShares MSCI Russia ETF	3,320	124,732
iShares U.S. Real Estate ETF	1,675	131,588

TOTAL MUTUAL FUNDS (Identified Cost $842,674)		967,922

U.S. TREASURY SECURITIES - 18.3%

U.S. Treasury Bonds - 4.5%
U.S. Treasury Bond, 6.25%, 5/15/2030	4,871,000	6,650,818
U.S. Treasury Bond, 4.75%, 2/15/2037	7,244,000	9,313,068
U.S. Treasury Bond, 2.50%, 2/15/2045	5,473,000	5,028,105
U.S. Treasury Bond, 3.00%, 5/15/2047	4,840,000	4,892,748
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	3,965,200	3,946,198

	PRINCIPAL AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
Total U.S. Treasury Bonds (Identified Cost $30,696,772)		$29,830,937

U.S. Treasury Notes - 13.8%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	5,124,240	5,101,636
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	3,820,424	3,759,203
U.S. Treasury Note, 1.375%, 4/30/2020	13,992,000	13,738,941
U.S. Treasury Note, 1.375%, 4/30/2021	14,120,000	13,690,884
U.S. Treasury Note, 1.75%, 4/30/2022	14,378,000	13,966,317
U.S. Treasury Note, 2.00%, 7/31/2022	6,675,000	6,536,546
U.S. Treasury Note, 1.625%, 4/30/2023	14,230,000	13,582,980
U.S. Treasury Note, 1.625%, 5/15/2026	7,312,000	6,723,327
U.S. Treasury Note, 2.375%, 5/15/2027	13,758,000	13,366,757

Total U.S. Treasury Notes (Identified Cost $92,515,794)		90,466,591

TOTAL U.S. TREASURY SECURITIES (Identified Cost $123,212,566)		120,297,528

ASSET-BACKED SECURITIES - 3.9%
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	2,180,000	2,160,808
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	272,204	271,183
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	4,322,000	4,296,048
Colony American Homes, Series 2015-1A, Class A2,[6], (1 mo. LIBOR US + 1.200%), 2.754%, 7/17/2032	1,030,476	1,033,879
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	1,320,000	1,313,577
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	582,883	582,474
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[2], 2.13%, 7/20/2022	753,649	752,351

9

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE
ASSET-BACKED SECURITIES (continued)

Home Partners of America Trust, Series 2016-1, Class A2,6, (1 mo. LIBOR US + 1.650%), 3.209%, 3/17/2033	756,345	$757,921
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	1,270,235	1,267,902
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[2], 1.97%, 7/15/2020	3,400,000	3,381,458
Invitation Homes Trust, Series 2015-SFR3, Class A2,6, (1 mo. LIBOR US + 1.300%), 2.859%, 8/17/2032	1,984,892	1,992,892
Invitation Homes Trust, Series 2017-SFR2, Class A2,6, (1 mo. LIBOR US + 0.850%), 2.406%, 12/17/2036	537,743	541,095
Invitation Homes Trust, Series 2017-SFR2, Class B2,6, (1 mo. LIBOR US + 1.150%), 2.706%, 12/17/2036	400,000	402,468
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	1,533,394	1,527,986
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	741,317	736,728
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	489,692	487,418
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	297,278
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	1,000,000	1,000,664
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	451,626	450,693
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	1,190,000	1,163,975
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,250,000	1,225,365

TOTAL ASSET-BACKED SECURITIES (Identified Cost $25,750,027)		25,644,163

	PRINCIPAL AMOUNT[4]	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	146,678	$149,220
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,809,000	2,717,062
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	1,850,000	1,880,709
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,9], 2.50%, 5/25/2043	1,109,113	1,030,912
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	805,218	752,993
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	245,810	245,520
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.298%, 8/25/2020	13,209,925	361,553
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.182%, 4/25/2021	8,293,104	265,891
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.523%, 10/25/2021	5,582,297	259,159
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.348%, 12/25/2021	8,327,903	355,220
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.463%, 6/25/2022	10,082,473	529,331
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[9], 3.32%, 2/25/2023	2,431,000	2,492,554
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.205%, 4/25/2023	52,230,513	489,969
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.109%, 5/25/2023	39,366,275	223,152
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[9], 3.06%, 7/25/2023	3,970,000	4,020,822

10

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[9], 3.458%, 8/25/2023	3,613,000	$3,730,822
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[9], 1.547%, 10/25/2018	8,144,419	64,301
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	3,060,000	3,061,929
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	1,911,000	1,916,747
FREMF Mortgage Trust, Series 2011-K702, Class B2,9, 4.793%, 4/25/2044	885,000	883,335
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	129,273,669	517,651
FREMF Mortgage Trust, Series 2013-K712, Class B2,9, 3.362%, 5/25/2045	742,000	749,748
FREMF Mortgage Trust, Series 2014-K37, Class B2,9, 4.558%, 1/25/2047	1,657,000	1,742,454
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX [2,9], 3.382%, 12/15/2034	1,928,000	1,939,189
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,9], 3.382%, 12/15/2034	1,000,000	999,513
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	90,655	92,375
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,9], 3.00%, 3/25/2043	666,050	663,552
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	644,278	645,486
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	881,862	875,351
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,9], 3.50%, 12/25/2048	1,676,831	1,689,864
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054	756,440	766,133

	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055		946,401	$959,443
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056		968,851	981,590
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045		115,000	119,582
SCG Trust, Series 2013-SRP1, Class AJ2,6, (1 mo. LIBOR US + 1.950%), 3.509%, 11/15/2026		2,976,000	2,967,241
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043		713,765	661,794
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043		771,424	752,706
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043		894,062	874,417
Starwood Retail Property Trust, Series 2014-STAR, Class A2,6, (1 mo. LIBOR US + 1.220%), 2.779%, 11/15/2027		1,650,420	1,649,409
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056		1,701,212	1,680,274
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028		350,000	362,011
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		545,000	566,550
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,9], 3.50%, 1/20/2045		962,399	960,594
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045		881,617	882,409

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $49,531,952)			49,530,537

FOREIGN GOVERNMENT BONDS - 2.4%
Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	338,000	280,559
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	433,000	362,185
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,700,000	6,632,692

11

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

The Korea Development Bank (South Korea), 1.375%, 9/12/2019		400,000	$390,484
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,562,000	464,973
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,460,000	180,297
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,621,000	290,637
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	58,301
Province of Ontario (Canada), 2.00%, 9/27/2018		1,470,000	1,469,606
Province of Ontario (Canada), 1.25%, 6/17/2019		1,297,000	1,279,310
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	739,000	571,139
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		3,200,000	3,143,598
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	411,000	586,144

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $16,508,082)			15,709,925

U.S. GOVERNMENT AGENCIES - 9.4%

Mortgage-Backed Securities - 7.4%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		258,390	266,787
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		18,284	18,738
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		33,095	34,479
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		213,291	220,131
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		41,298	43,089
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		310,803	320,814
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		29,102	30,567
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		753,972	802,045
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		628,015	668,150
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		1,169,366	1,219,608
Fannie Mae, Pool #AZ3376, 4.00%, 7/1/2035		2,389,450	2,492,279
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		582,297	640,590

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Fannie Mae, Pool #995050, 6.00%, 9/1/2037	224,161	$252,299
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	711,362	798,757
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	493,164	554,059
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	1,112,415	1,251,644
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	167,434	188,015
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	57,473	64,651
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	148,091	162,261
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	941,496	1,001,057
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	742,628	828,974
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	847,330	950,824
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	1,031,688	1,070,630
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	831,588	862,903
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,784,915	1,894,403
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	1,882,400	2,000,707
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	928,261	963,082
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	1,213,030	1,279,712
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	857,021	886,867
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,411,085	2,436,284
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,411,009	1,425,768
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	822,758	831,363
Fannie Mae, Pool #AS7568, 4.50%, 7/1/2046	860,074	906,925
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	607,157	643,775
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	411,225	426,706
Fannie Mae, Pool #AL8674, 5.655%, 1/1/2049	2,048,190	2,220,812
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	70,760	72,075

12

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	43,829	$45,806
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	30,796	32,189
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	23,531	24,705
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	41,498	43,502
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	18,834	19,648
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	630,577	669,951
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	868,961	924,606
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	1,473,407	1,539,293
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	1,053,205	1,100,344
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,648	1,807
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	246,707	275,074
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	250,600	280,516
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	251,693	275,946
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	315,767	346,259
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	154,291	169,235
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	191,043	213,660
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	186,581	209,386
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,908,048	2,018,229
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,044,040	1,081,751
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	2,003,898	2,078,953
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	1,533,038	1,550,499

	PRINCIPAL AMOUNT4/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q45199, 4.00%, 1/1/2047	811,740	$839,239
Freddie Mac, Pool #Q45210, 4.00%, 1/1/2047	816,264	843,915
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	1,613,392	1,699,946
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	594,432	614,569
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	645,482	667,348
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	463	465

Total Mortgage-Backed Securities
(Identified Cost $48,780,790)		48,298,671

Other Agencies - 2.0%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $14,112,626)	13,524,000	13,442,558

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $62,893,416)		61,741,229

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management[10], 1.21%,
(Identified Cost $9,919,390)	9,919,390	9,919,390

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Identified Cost $612,894,879)		653,225,561

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $167,831)		(202,828)

TOTAL INVESTMENTS - 99.4%		653,022,733
OTHER ASSETS, LESS LIABILITIES - 0.6%		4,178,705

NET ASSETS - 100%		$657,201,438

ADR - American Depositary Receipt
CAD - Canadian Dollar
ETF - Exchange-traded fund
GBP - British Pound
IO - Interest only
MXN - Mexican Peso
No. - Number
SGD - Singapore Dollar

13

Investment Portfolio - January 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[4]	VALUE
Call
Skyworks Solutions, Inc.	110	02/09/2018	$ 112.00	1,069	$ (1,100)
Amazon.com, Inc.	9	02/16/2018	1,350.00	1,306	(110,115)
Arconic, Inc.	400	02/16/2018	32.00	1,203	(14,800)
Seattle Genetics, Inc.	210	02/16/2018	60.00	1,098	(5,250)
The Priceline Group, Inc.	6	02/16/2018	1,920.00	1,147	(21,300)

					(152,565)

Put
Amazon.com, Inc.	11	02/02/2018	1,110.00	1,596	(748)
Electronic Arts, Inc.	131	02/02/2018	97.50	1,663	(655)
Facebook, Inc.	75	02/02/2018	170.00	1,402	(3,750)
Mastercard, Inc.	90	02/16/2018	140.00	1,521	(720)
Microsoft Corp.	155	02/16/2018	82.50	1,473	(2,790)
Qorvo, Inc.	205	02/16/2018	60.00	1,471	(7,790)
Regeneron Pharmaceuticals, Inc.	35	02/16/2018	360.00	1,283	(33,810)

					(50,263)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(202,828)

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $80,994,590, or 12.3% of the Series’ net assets as of January 31, 2018.

3A portion of this security is designated with the broker as collateral for options contracts written. As of January 31, 2018, the total value of such securities was $9,879,615.

4Amount is stated in USD unless otherwise noted.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2018.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2018.

7Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 3, 2017 at a cost of $198,960 ($99.48 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $198,750, or less than 0.1% of the Series’ net assets as of January 31, 2018.

8Illiquid security - This security was acquired on November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $195,746, or less than 0.1% of the Series’ net assets as of January 31, 2018.

9Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2018.

10Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

14

Investment Portfolio - January 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$18,293,330	$17,124,162	$1,169,168	$—
Consumer Staples	24,111,816	9,362,911	14,748,905	—
Energy	10,948,283	10,123,259	825,024	—
Financials	6,636,118	2,972,348	3,663,770	—
Health Care	61,134,561	60,258,046	876,515	—
Industrials	22,947,180	17,721,214	5,225,966	—
Information Technology	69,333,822	63,548,977	5,784,845	—
Materials	14,355,362	12,329,347	2,026,015	—
Real Estate	15,453,182	14,900,308	552,874	—
Telecommunication Services	3,976,825	3,767,255	209,570	—
Utilities	678,218	181,890	496,328	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	182,038,757	—	182,038,757	—
Corporate debt:
Consumer Discretionary	17,828,374	—	17,828,374	—
Consumer Staples	4,558,451	—	4,558,451	—
Energy	20,150,639	—	20,150,639	—
Financials	32,977,367	—	32,977,367	—
Health Care	3,626,198	—	3,626,198	—
Industrials	5,192,562	—	5,192,562	—
Information Technology	10,853,544	—	10,853,544	—
Materials	12,073,146	—	12,073,146	—
Real Estate	4,248,589	—	4,248,589	—
Telecommunication Services	6,348,173	—	6,348,173	—
Utilities	3,689,127	—	3,689,127	—
Asset-backed securities	25,644,163	—	25,644,163	—
Commercial mortgage-backed securities	49,530,537	—	49,530,537	—
Foreign government bonds	15,709,925	—	15,709,925	—
Mutual funds	10,887,312	10,887,312	—	—

Total assets	653,225,561	223,177,029	430,048,532	—

Liabilities:
Other financial instruments*:
Equity contracts	(202,828)	(201,073)	(1,755)	—

Total liabilities	(202,828)	(201,073)	(1,755)	—

Total	$653,022,733	$222,975,956	$430,046,777	$—

15

Investment Portfolio - January 31, 2018

(unaudited)

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

China Literature Ltd. - Rights was a Level 3 security as of October 31, 2017, However, this security is no longer held by the Series as of January 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS - 49.8%

Consumer Discretionary - 3.8%
Diversified Consumer Services - 0.1%
Fu Shou Yuan International Group Ltd. (China)[1]	223,000	$199,820

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	5,915	336,655
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	11,900	205,916
Jollibee Foods Corp. (Philippines)[1]	26,050	144,479

		687,050

Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	3,293	171,836

Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*	2,560	3,714,278
The Priceline Group, Inc.*	7,138	13,648,213

		17,362,491

Leisure Products - 0.1%
Trigano S.A. (France)[1]	1,455	282,449

Media - 0.0%##
Quebecor, Inc. - Class B (Canada)	5,340	104,195
Shaw Communications, Inc. - Class B (Canada)	2,225	48,570

		152,765

Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	14,285	169,752

Specialty Retail - 0.0%##
Industria de Diseno Textil S.A. (Spain)[1]	4,280	153,154

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd. (China)[1] .	52,000	249,501
Lululemon Athletica, Inc.*	70,399	5,505,906

		5,755,407

Total Consumer Discretionary		24,934,724

Consumer Staples - 4.9%
Beverages - 3.8%
Ambev S.A. - ADR (Brazil)	1,082,656	7,437,848
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	85,416	9,674,233
Diageo plc (United Kingdom)[1]	214,965	7,737,099
Treasury Wine Estates Ltd. (Australia)[1]	18,704	257,637

		25,106,817

Food & Staples Retailing - 0.1%
Puregold Price Club, Inc. (Philippines)[1]	140,930	146,424
Raia Drogasil S.A. (Brazil)	5,555	147,209

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Robinsons Retail Holdings, Inc. (Philippines)[1]	103,760	$191,339

		484,972

Food Products - 0.1%
Danone S.A. (France)[1]	2,988	257,168
Kerry Group plc - Class A (Ireland)[1] .	2,760	294,182
M Dias Branco S.A. (Brazil)	10,300	185,148
Nestle S.A. (Switzerland)[1]	3,531	305,015

		1,041,513

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	1,550	183,777
Unilever plc - ADR (United Kingdom)	86,870	4,905,549

		5,089,326

Tobacco - 0.1%
British American Tobacco plc - ADR (United Kingdom)	2,225	151,522
Japan Tobacco, Inc. (Japan)[1]	9,700	321,456

		472,978

Total Consumer Staples		32,195,606

Energy - 2.2%
Energy Equipment & Services - 1.9%
Diamond Offshore Drilling, Inc.*	108,330	1,915,274
Ensco plc - Class A	150,630	888,717
Schlumberger Ltd	96,563	7,105,106
Transocean Ltd.*	271,290	2,927,219

		12,836,316

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	9,821	90,354
China Petroleum & Chemical Corp. - Class H (China)[1]	202,000	174,612
Galp Energia SGPS S.A. (Portugal)[1]	15,220	290,738
Repsol S.A. (Spain)[1]	12,200	229,617
Royal Dutch Shell plc - Class B - ADR (Netherlands)	4,125	296,711
SK Innovation Co. Ltd. (South Korea)[1]	790	151,279
Suncor Energy, Inc. (Canada)	4,160	150,707
TOTAL S.A. (France)[1]	4,025	233,371
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	7,035	161,102
YPF S.A. - ADR (Argentina)	7,670	185,230

		1,963,721

Total Energy		14,800,037

1

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 1.4%
Banks - 0.5%
Bankia S.A. (Spain)[1]	33,664	$170,408
Banque Cantonale Vaudoise (Switzerland)[1]	210	176,641
BPER Banca (Italy)[1]	27,415	160,004
CaixaBank S.A. (Spain)[1]	33,720	181,891
Credit Agricole S.A. (France)[1]	16,160	304,677
Erste Group Bank AG (Austria)[1]	3,530	177,807
Eurobank Ergasias S.A. (Greece)*[1]	213,655	238,170
FinecoBank Banca Fineco S.p.A. (Italy)[1]	29,890	371,628
Grupo Financiero Galicia S.A. - ADR (Argentina)	3,220	224,756
Grupo Supervielle S.A. - ADR (Argentina)	5,915	189,103
Itau Unibanco Holding S.A. (Brazil)	11,900	195,196
Jyske Bank A/S (Denmark)[1]	2,685	155,219
KBC Group N.V. (Belgium)[1]	3,045	292,767
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	11,955	151,085
Swedbank A.B. - Class A (Sweden)[1] .	5,660	144,752
Sydbank A/S (Denmark)[1]	3,890	159,091

		3,293,195

Capital Markets - 0.9%
Amundi S.A. (France)[1,2]	4,165	393,008
Banca Generali S.p.A. (Italy)[1]	6,850	256,583
BlackRock, Inc.	6,310	3,544,959
Bolsas y Mercados Argentinos S.A. (Argentina)*	8,590	157,472
EFG International AG (Switzerland)[1] .	22,235	250,000
Euronext N.V. (Netherlands)[1,2]	6,155	416,971
Julius Baer Group Ltd. (Switzerland)[1]	3,220	221,202
Natixis S.A. (France)[1]	39,290	357,772

		5,597,967

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	4,360	220,409

Total Financials		9,111,571

Health Care - 12.3%
Biotechnology - 5.2%
Biogen, Inc.*	14,890	5,178,891
BioMarin Pharmaceutical, Inc.*	73,850	6,663,486
Incyte Corp.*	47,646	4,301,957
Regeneron Pharmaceuticals, Inc.*	19,065	6,990,182
Seattle Genetics, Inc.*	113,960	5,960,108
Vertex Pharmaceuticals, Inc.*	32,070	5,351,521

		34,446,145

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 1.3%
Medtronic plc	99,045	$8,506,975

Health Care Providers & Services - 2.2%
DaVita, Inc.*	134,500	10,496,380
Express Scripts Holding Co.*[3]	41,860	3,314,475
Fleury S.A. (Brazil)	27,460	258,569
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,290	263,951
Orpea (France)[1]	2,460	307,026

		14,640,401

Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*	4,457	149,265
QIAGEN N.V.*[1]	5,709	190,953
Tecan Group AG (Switzerland)[1]	725	160,480

		500,698

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	56,122	3,513,237
Hypermarcas S.A. (Brazil)	21,800	248,654
Johnson & Johnson[3]	46,620	6,442,418
Kalbe Farma Tbk PT (Indonesia)[1]	1,783,960	221,854
Merck & Co., Inc.	58,645	3,474,716
Novartis AG - ADR (Switzerland)	102,290	9,212,237
Perrigo Co. plc	3,320	300,858

		23,413,974

Total Health Care		81,508,193

Industrials - 4.6%
Aerospace & Defense - 0.7%
Arconic, Inc	154,950	4,657,797

Air Freight & Logistics - 0.8%
FedEx Corp.	18,860	4,950,373

Airlines - 0.1%
Azul S.A. - ADR (Brazil)*	5,955	173,826
Ryanair Holdings plc - ADR (Ireland)*	2,526	309,965

		483,791

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	6,355	369,131
Geberit AG (Switzerland)[1]	505	239,184

		608,315

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	218,000	331,993
Elis S.A. (France)[1]	9,000	251,454
SPIE S.A. (France)[1]	11,065	274,976

		858,423

2

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Construction & Engineering - 0.2%
Eiffage S.A. (France)[1]	3,640	$441,299
Vinci S.A. (France)[1]	5,180	559,852

		1,001,151

Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	3,235	269,147

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	4,065	617,088

Machinery - 0.2%
FANUC Corp. (Japan)[1]	1,070	290,418
Jungheinrich AG (Germany)[1]	4,950	244,796
KION Group AG (Germany)[1]	3,235	297,346
Metso OYJ (Finland)[1]	5,775	201,630
The Weir Group plc (United Kingdom)[1]	18,175	569,819

		1,604,009

Professional Services - 1.6%
Equifax, Inc.	34,890	4,358,808
Nielsen Holdings plc	156,283	5,846,547
Randstad Holding N.V. (Netherlands)[1]	4,880	344,479
RELX plc (United Kingdom)[1]	9,535	211,008

		10,760,842

Road & Rail - 0.5%
Genesee & Wyoming, Inc. - Class A*	39,980	3,192,403

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	11,170	333,906
Brenntag AG (Germany)[1]	3,842	249,417
Howden Joinery Group plc (United Kingdom)[1]	16,220	106,957

		690,280

Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,2]	2,750	598,828
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	9,600	48,888
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	490	51,376

		699,092

Total Industrials		30,392,711

Information Technology - 14.1%
Electronic Equipment, Instruments & Components -0.3%
Halma plc (United Kingdom)[1]	9,170	166,429
Hexagon A.B. - Class B (Sweden)[1]	4,585	273,386

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Hitachi Ltd. (Japan)[1]	49,000	$391,010
Hollysys Automation Technologies Ltd. (China)	6,695	169,852
Keyence Corp. (Japan)[1]	1,018	622,107

		1,622,784

Internet Software & Services - 4.2%
Alibaba Group Holding Ltd. - ADR (China)*	3,980	813,075
Alphabet, Inc. - Class A*[3]	3,110	3,676,704
Alphabet, Inc. - Class C*	3,140	3,673,612
Facebook, Inc. - Class A*	80,440	15,033,432
NetEase, Inc. - ADR (China)	460	147,274
Tencent Holdings Ltd. - Class H (China)1	80,535	4,758,608

		28,102,705

IT Services - 2.9%
Amdocs Ltd.	5,250	359,100
Euronet Worldwide, Inc.*	45,560	4,276,717
InterXion Holding N.V. - ADR (Netherlands)*	4,305	270,139
Mastercard, Inc. - Class A	42,150	7,123,350
Pagseguro Digital Ltd. - Class A (Brazil)*	160	4,470
Sopra Steria Group (France)[1]	1,640	332,832
Visa, Inc. - Class A3	56,690	7,042,599

		19,409,207

Semiconductors & Semiconductor Equipment - 3.4%
Qorvo, Inc.*	140,235	10,064,666
Skyworks Solutions, Inc.	96,950	9,424,510
Texas Instruments, Inc.	28,520	3,127,788

		22,616,964

Software - 3.3%
Atlassian Corp. plc - Class A (Australia)*	1,952	105,388
Dassault Systemes S.E. (France)[1]	2,965	341,816
Electronic Arts, Inc.*	33,833	4,295,438
Microsoft Corp.	57,430	5,456,424
Nexon Co. Ltd. (Japan)*[1]	8,100	270,632
ServiceNow, Inc.*	71,595	10,658,348
Sophos Group plc (United Kingdom)[1,2]	25,440	231,688
Temenos Group AG (Switzerland)[1]	1,120	154,780

		21,514,514

Total Information Technology		93,266,174

3

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 2.8%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)[1]	3,295	$308,390
Croda International plc (United Kingdom)[1]	5,065	322,351
Mexichem, S.A.B. de C.V. (Mexico)	40,200	114,022
Solvay S.A. (Belgium)[1]	1,925	278,731

		1,023,494

Construction Materials - 0.1%
Loma Negra Cia Industrial Argentina
S.A. - ADR (Argentina)*	9,255	219,899
Wienerberger AG (Austria)[1]	8,720	237,950

		457,849

Containers & Packaging - 1.6%
Ball Corp.	165,745	6,344,719
Sealed Air Corp.	87,650	4,150,228

		10,494,947

Metals & Mining - 1.0%
Antofagasta plc (Chile)[1]	117,585	1,556,241
First Quantum Minerals Ltd. (Zambia)	121,765	1,815,585
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	109,670	387,256
Lundin Mining Corp. (Canada)	199,230	1,439,963
Southern Copper Corp. (Peru)	36,350	1,764,792

		6,963,837

Total Materials		18,940,127

Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITS) - 2.7%
Acadia Realty Trust	3,050	74,903
Agree Realty Corp.	1,815	87,374
Alexandria Real Estate Equities, Inc.	2,510	325,547
American Campus Communities, Inc.	3,130	120,380
American Homes 4 Rent - Class A	11,510	239,293
Americold Realty Trust*	5,570	101,820
Apartment Investment & Management Co. - Class A	6,390	267,358
AvalonBay Communities, Inc.	1,960	333,984
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	2,930	63,952
Bluerock Residential Growth REIT, Inc.	7,865	65,909
Boston Properties, Inc.	2,530	312,986
Brandywine Realty Trust	10,065	180,566
Brixmor Property Group, Inc.	2,975	48,284
Camden Property Trust	1,615	139,794

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
CatchMark Timber Trust, Inc. - Class A	19,425	$255,827
Chesapeake Lodging Trust	5,435	148,756
Colony NorthStar, Inc. - Class A	18,365	164,918
Columbia Property Trust, Inc.	3,805	83,291
Community Healthcare Trust, Inc.	9,420	250,949
CoreCivic, Inc.	10,950	254,149
Cousins Properties, Inc.	29,895	269,055
Crown Castle International Corp.	2,145	241,892
CubeSmart	6,270	172,613
Digital Realty Trust, Inc.	2,720	304,504
Education Realty Trust, Inc.	1,906	62,955
Equinix, Inc.	1,545	703,269
Equity Commonwealth*	4,515	135,044
Equity LifeStyle Properties, Inc.	1,300	112,216
Equity Residential	3,865	238,123
Essex Property Trust, Inc.	350	81,543
Extra Space Storage, Inc.	2,625	219,135
First Industrial Realty Trust, Inc.	6,340	195,652
Forest City Realty Trust, Inc. - Class A	5,840	137,065
Getty Realty Corp.	5,140	134,874
GGP, Inc.	7,755	178,598
Global Medical REIT, Inc.	17,340	139,067
HCP, Inc.	10,220	246,098
Healthcare Trust of America, Inc. - Class A	5,355	147,852
Hibernia REIT plc (Ireland)[1]	69,120	131,471
Host Hotels & Resorts, Inc.	6,740	139,922
Independence Realty Trust, Inc.	12,755	117,218
Invitation Homes, Inc.	10,093	226,992
Lamar Advertising Co. - Class A	1,755	126,360
LaSalle Hotel Properties	3,205	97,881
Life Storage, Inc.	1,510	125,481
The Macerich Co.	1,530	98,792
Mid-America Apartment Communities, Inc.	2,815	268,467
National Retail Properties, Inc.	3,500	138,880
Outfront Media, Inc.	6,115	136,976
Physicians Realty Trust	14,240	232,112
Plymouth Industrial REIT, Inc.	1,930	34,007
Prologis, Inc.	6,860	446,655
Public Storage	970	189,887
Regency Centers Corp.	2,313	145,511
Rexford Industrial Realty, Inc.	2,295	68,139
Simon Property Group, Inc.	4,140	676,352
STAG Industrial, Inc.	7,610	192,685
STORE Capital Corp.	5,560	136,276

4

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Sun Communities, Inc.	1,870	$166,131
Sunstone Hotel Investors, Inc.	8,500	143,225
Taubman Centers, Inc.	785	48,395
Terreno Realty Corp.	1,885	67,106
UDR, Inc.	4,925	179,910
UMH Properties, Inc.	6,645	88,910
Unibail-Rodamco S.E. (France)[1]	1,145	293,563
Urban Edge Properties	10,675	249,582
Ventas, Inc.	2,180	122,015
VEREIT, Inc.	20,595	148,284
Vornado Realty Trust	4,585	328,653
Welltower, Inc.	2,635	158,021
Weyerhaeuser Co.	127,475	4,785,412

		17,748,866

Real Estate Management & Development - 0.1%
Aliansce Shopping Centers S.A. (Brazil)*	29,015	165,930
Iguatemi Empresa de Shopping Centers S.A. (Brazil)	13,045	176,062
Nexity S.A. (France)[1]	3,875	233,495

		575,487

Total Real Estate		18,324,353

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Iliad S.A. (France)[1]	1,000	258,729
Zayo Group Holdings, Inc.*	144,630	5,307,921

Total Telecommunication Services		5,566,650

Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	3,375	237,938

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	444,000	324,084
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	936,000	323,500

		647,584

Total Utilities		885,522

TOTAL COMMON STOCKS
(Identified Cost $269,036,852)		329,925,668

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS - 15.0%

Non-Convertible Corporate Bonds - 15.0%
Consumer Discretionary - 2.1%
Auto Components - 0.3%
Airxcel, Inc.[2], 8.50%, 2/15/2022	284,000	$302,104
Magna International, Inc. (Canada), 4.15%, 10/1/2025	1,556,000	1,622,425

		1,924,529

Household Durables - 0.4%
Century Communities, Inc., 5.875%, 7/15/2025	340,000	344,675
Meritage Homes Corp., 5.125%, 6/6/2027	187,000	189,338
NVR, Inc., 3.95%, 9/15/2022	1,532,000	1,580,662
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	170,000	171,912
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	147,000	155,717
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	242,000	244,200
Weekley Homes LLC - Weekley
Finance Corp. [2], 6.625%, 8/15/2025	250,000	250,625

		2,937,129

Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. [2], 3.15%, 8/22/2027	1,130,000	1,108,257
The Priceline Group, Inc., 3.60%, 6/1/2026	2,209,000	2,196,880

		3,305,137

Media - 0.7%
Cequel Communications Holdings I, LLC - Cequel Capital Corp. [2], 7.75%, 7/15/2025	200,000	217,500
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 4.464%, 7/23/2022	75,000	77,579
Comcast Corp., 4.40%, 8/15/2035	1,043,000	1,118,757
CSC Holdings, LLC, 5.25%, 6/1/2024	339,000	330,525
Discovery Communications LLC, 3.95%, 3/20/2028	1,710,000	1,667,441
DISH DBS Corp., 5.875%, 7/15/2022	75,000	74,625
Sirius XM Radio, Inc. [2], 3.875%, 8/1/2022	75,000	74,719
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	200,000	199,000

5

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
UPCB Finance IV Ltd.
(Netherlands) [2], 5.375%, 1/15/2025	320,000	$325,600
VTR Finance B.V. (Chile) [2], 6.875%, 1/15/2024	315,000	331,538

		4,417,284

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	1,046,000	1,046,216

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc. [2], 4.875%, 5/15/2026	170,000	171,700

Total Consumer Discretionary		13,801,995

Consumer Staples - 0.5%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide,
Inc. (Belgium), 8.20%, 1/15/2039	1,450,000	2,258,472
PepsiCo, Inc., 3.10%, 7/17/2022	1,043,000	1,054,155

		3,312,627

Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	366,000	342,210

Total Consumer Staples		3,654,837

Energy - 2.4%
Energy Equipment & Services - 0.1%
McDermott International, Inc. [2], 8.00%, 5/1/2021	245,000	252,044
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	264,000	258,720

		510,764

Oil, Gas & Consumable Fuels - 2.3%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	1,470,000	1,618,501
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	2,194,000	2,249,369
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	290,000	329,875
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	250,000	254,687
ConocoPhillips Co., 3.35%, 5/15/2025	996,000	1,004,152
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	272,000	275,400
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	1,018,000	1,004,282

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Enviva Partners LP - Enviva Partners Finance Corp., 8.50%, 11/1/2021	246,000	$262,912
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	257,000	271,135
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	245,000	252,350
Jonah Energy LLC - Jonah Energy Finance Corp. [2], 7.25%, 10/15/2025	340,000	342,975
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	2,061,000	2,129,487
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	1,010,000	1,142,815
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	336,000	352,800
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	1,010,000	1,124,721
SemGroup Corp. [2], 6.375%, 3/15/2025	300,000	300,750
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	166,000	167,660
Shelf Drilling Holdings Ltd. (United Arab Emirates) [2], 8.25%, 2/15/2025	170,000	170,000
Southwestern Energy Co., 6.70%, 1/23/2025	194,000	197,395
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp. [2], 5.50%, 9/15/2024	346,000	353,785
Williams Partners LP, 3.75%, 6/15/2027	1,650,000	1,638,397

		15,443,448

Total Energy		15,954,212

Financials - 4.3%
Banks - 2.5%
Bank of America Corp., 4.00%, 1/22/2025	1,619,000	1,656,304
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	920,000	1,110,161
Citigroup, Inc., 3.875%, 3/26/2025	2,240,000	2,257,113
Intesa Sanpaolo S.p.A. (Italy) [2], 5.017%, 6/26/2024	200,000	204,158
Intesa Sanpaolo S.p.A. (Italy) [2], 3.875%, 1/12/2028	1,060,000	1,034,815
JPMorgan Chase & Co.[5], (3mo. LIBOR US + 0.935%), 2.776%, 4/25/2023	2,120,000	2,091,754

6

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021		3,813,000	$3,689,132
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		2,023,000	2,085,779
Popular, Inc., 7.00%, 7/1/2019		279,000	288,346
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	346,000	282,299
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023		73,000	79,215
Santander Holdings USA, Inc. [2], 3.40%, 1/18/2023		1,500,000	1,480,943

			16,260,019

Capital Markets - 0.9%
E*TRADE Financial Corp., 2.95%, 8/24/2022		1,140,000	1,120,171
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,022,000	1,049,920
LPL Holdings, Inc. [2], 5.75%, 9/15/2025		178,000	181,560
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.011%, 5/8/2024		1,673,000	1,724,026
Morgan Stanley, 5.00%, 11/24/2025 .		1,532,000	1,657,642

			5,733,319

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019		105,000	105,420
Navient Corp., 6.125%, 3/25/2024		171,000	174,420
SLM Corp., 5.125%, 4/5/2022		270,000	278,775

			558,615

Diversified Financial Services - 0.0%##
Oxford Finance, LLC - Oxford Finance Co.-Issuer II, Inc. [2], 6.375%, 12/15/2022		235,000	242,602

Insurance - 0.8%
American International Group, Inc., 4.125%, 2/15/2024		1,524,000	1,582,777
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024		2,620,000	2,803,976
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042		1,012,000	1,108,140

			5,494,893

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	243,000	$250,898

Total Financials		28,540,346

Health Care - 0.5%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc. [2], 7.875%, 9/1/2023	191,000	181,451

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc. [2], 5.00%, 2/15/2025	191,000	193,865

Health Care Providers & Services - 0.4%
DaVita, Inc., 5.00%, 5/1/2025	250,000	249,062
Express Scripts Holding Co., 3.50%, 6/15/2024	1,680,000	1,676,290
Fresenius Medical Care US Finance II, Inc. (Germany) [2], 6.50%, 9/15/2018	105,000	107,604
HCA Healthcare, Inc., 6.25%, 2/15/2021	73,000	77,745
HCA, Inc., 3.75%, 3/15/2019	73,000	73,823
Ortho-Clinical Diagnostics, Inc. -
Ortho-Clinical Diagnostics S.A. [2], 6.625%, 5/15/2022	170,000	170,000
Tenet Healthcare Corp., 6.75%, 2/1/2020	73,000	74,551

		2,429,075

Pharmaceuticals - 0.1%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc. [2], 8.75%, 11/1/2024	350,000	380,625

Total Health Care		3,185,016

Industrials - 0.7%
Aerospace & Defense - 0.0%##
Arconic, Inc., 5.87%, 2/23/2022	100,000	108,125

Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	175,000	179,375
American Airlines Group, Inc. [2], 5.50%, 10/1/2019	178,000	182,005

		361,380

Construction & Engineering - 0.1%
Tutor Perini Corp. [2], 6.875%, 5/1/2025	276,000	293,940

7

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery - 0.0%##
Xerium Technologies, Inc., 9.50%, 8/15/2021	211,000	$214,429

Marine - 0.1%
Borealis Finance, LLC[7], 7.50%, 11/16/2022	200,000	198,750
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	345,000	353,194
MPC Container Ships Invest B.V. (Norway) [6,8], (3 mo. LIBOR US + 4.750%), 6.408%, 9/22/2022	200,000	195,746

		747,690

Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	2,140,000	2,224,881
Aircastle Ltd., 6.25%, 12/1/2019	95,000	99,631
International Lease Finance Corp., 6.25%, 5/15/2019	198,000	206,830
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	136,000	129,880

		2,661,222

Total Industrials		4,386,786

Information Technology - 1.2%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	385,000	388,850

Internet Software & Services - 0.5%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	1,650,000	1,601,288
Tencent Holdings Ltd. (China) [2], 3.595%, 1/19/2028	1,600,000	1,576,369

		3,177,657

Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc., 3.30%, 4/1/2027	2,220,000	2,204,039
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	267,000	259,057

		2,463,096

Software - 0.3%
Activision Blizzard, Inc., 3.40%, 6/15/2027	2,112,000	2,061,924

Total Information Technology		8,091,527

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.4%
Chemicals - 0.2%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada) [2], 8.375%, 12/1/2022	242,000	$249,260
NOVA Chemicals Corp. (Canada) [2], 4.875%, 6/1/2024	198,000	199,238
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	1,089,000	1,106,542

		1,555,040

Metals & Mining - 1.0%
Anglo American Capital plc (United Kingdom)[2], 9.375%, 4/8/2019	113,000	121,674
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	2,270,000	2,244,815
Corp Nacional del Cobre de Chile (Chile)[2], 3.625%, 8/1/2027	1,958,000	1,931,684
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	205,000	223,194
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	170,000	169,150
Northwest Acquisitions ULC - Dominion Finco, Inc. [2], 7.125%, 11/1/2022	540,000	556,200
Petra Diamonds US Treasury plc (South Africa)[2] , 7.25%, 5/1/2022	325,000	330,688
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	1,082,000	1,111,382
Techniplas LLC[2], 10.00%, 5/1/2020	272,000	223,040

		6,911,827

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	987,000	1,025,553

Total Materials		9,492,420

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.5%
American Tower Corp., 3.30%, 2/15/2021	2,209,000	2,234,123
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	185,000	190,088
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	427,000	421,030
iStar, Inc., 5.25%, 9/15/2022	198,000	197,505
Starwood Property Trust, Inc. [2], 4.75%, 3/15/2025	225,000	222,188

		3,264,934

8

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT4/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 0.2%
American Homes 4 Rent LP, 4.25%, 2/15/2028	1,080,000	$1,073,973

Total Real Estate		4,338,907

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc., 3.90%, 8/14/2027	2,280,000	2,270,065
CenturyLink, Inc., 7.50%, 4/1/2024	183,000	184,372
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	560,000	555,800
Verizon Communications, Inc., 4.125%, 3/16/2027	1,968,000	2,022,816

		5,033,053

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc. [2], 9.00%, 11/15/2018	73,000	76,285
Sprint Communications, Inc., 7.00%, 8/15/2020	73,000	77,046

		153,331

Total Telecommunication Services		5,186,384

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain) [2], 7.00%, 11/15/2019	506,000	529,402

Water Utilities - 0.3%
American Water Capital Corp., 2.95%, 9/1/2027	2,290,000	2,219,530

Total Utilities		2,748,932

TOTAL CORPORATE BONDS (Identified Cost $99,390,430)		99,381,362

MUTUAL FUNDS - 0.2%
Global X MSCI Greece ETF	23,555	265,700
iShares MSCI Eurozone ETF	14,360	666,591
iShares MSCI Russia ETF	4,340	163,054
iShares U.S. Real Estate ETF	1,930	151,621

TOTAL MUTUAL FUNDS (Identified Cost $1,081,900)		1,246,966

U.S. TREASURY SECURITIES - 15.7%

U.S. Treasury Bonds - 4.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	5,524,000	7,542,418
U.S. Treasury Bond, 4.75%, 2/15/2037	8,169,000	10,502,271

	PRINCIPAL
	AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 2.50%, 2/15/2045	5,913,000	$5,432,338
U.S. Treasury Bond, 3.00%, 5/15/2047	4,890,000	4,943,293
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	3,796,977	3,778,781

Total U.S. Treasury Bonds (Identified Cost $33,215,630)		32,199,101

U.S. Treasury Notes - 10.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,643,363	3,627,292
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	3,630,525	3,572,347
U.S. Treasury Note, 1.375%, 4/30/2021	7,444,000	7,217,772
U.S. Treasury Note, 1.75%, 4/30/2022	13,901,000	13,502,975
U.S. Treasury Note, 1.625%, 4/30/2023	1,086,000	1,036,621
U.S. Treasury Note, 1.25%, 7/31/2023	24,738,000	23,066,252
U.S. Treasury Note, 1.625%, 5/15/2026	7,624,000	7,010,208
U.S. Treasury Note, 2.375%, 5/15/2027	13,515,000	13,130,667

Total U.S. Treasury Notes (Identified Cost $73,572,260)		72,164,134

TOTAL U.S. TREASURY SECURITIES (Identified Cost $106,787,890)		104,363,235

ASSET-BACKED SECURITIES - 3.2%
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	203,333	202,570
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	6,940,000	6,898,327
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	1,224,000	1,218,044
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	401,037	400,756
Home Partners of America Trust, Series 2016-1, Class A2,6, (1 mo. LIBOR US + 1.650%), 3.209%, 3/17/2033	502,170	503,216

9

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)

Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	807,776	$806,293
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[2], 1.97%, 7/15/2020	1,650,000	1,641,002
Invitation Homes Trust, Series 2015-SFR3, Class A2,6, (1 mo. LIBOR US + 1.300%), 2.859%, 8/17/2032	1,107,979	1,112,444
Invitation Homes Trust, Series 2017-SFR2, Class A2,6, (1 mo. LIBOR US + 0.850%), 2.406%, 12/17/2036	522,806	526,064
Invitation Homes Trust, Series 2017-SFR2, Class B2,6, (1 mo. LIBOR US + 1.150%), 2.706%, 12/17/2036	390,000	392,406
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	1,686,733	1,680,785
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	708,489	704,103
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	489,692	487,418
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	297,278
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	1,000,000	1,000,664
South Carolina Student Loan Corp., Series 2005, Class A3[6], (3 mo. LIBOR US + 0.140%), 1.621%, 12/1/2023	952,688	953,775
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	289,961	289,362
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	877,000	857,820
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,000,000	980,292

TOTAL ASSET-BACKED SECURITIES (Identified Cost $21,033,680)		20,952,619

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.3%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	111,334	113,264

	PRINCIPAL
	AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,411,000	$2,332,089
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,9], 2.50%, 5/25/2043	644,289	598,861
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	633,888	592,775
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	258,284	257,979
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.298%, 8/25/2020	8,077,669	221,084
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.182%, 4/25/2021	9,504,182	304,720
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.523%, 10/25/2021	4,082,593	189,535
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.348%, 12/25/2021	16,785,177	715,958
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.463%, 6/25/2022	11,157,445	585,767
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[9], 3.32%, 2/25/2023	2,156,000	2,210,591
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.205%, 4/25/2023	44,797,874	420,244
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.109%, 5/25/2023	28,790,394	163,201
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[9], 3.458%, 8/25/2023	2,631,000	2,716,798
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[9], 1.547%, 10/25/2018	5,545,246	43,780
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	2,558,000	2,559,613

10

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	1,827,000	$1,832,494
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class A2, 1.72%, 1/25/2019	268,163	267,513
FREMF Mortgage Trust, Series 2011-K702, Class B2,9, 4.793%, 4/25/2044	675,000	673,730
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	79,051,479	316,546
FREMF Mortgage Trust, Series 2013-K712, Class B2,9, 3.362%, 5/25/2045	767,000	775,009
FREMF Mortgage Trust, Series 2014-K41, Class B2,9, 3.832%, 11/25/2047	1,315,000	1,331,648
FREMF Mortgage Trust, Series 2014-K715, Class B2,9, 3.979%, 2/25/2046	1,279,000	1,302,458
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,9], 3.382%, 12/15/2034	1,535,000	1,543,908
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	63,248	64,448
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,9], 3.00%, 3/25/2043	445,086	443,416
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	375,351	376,055
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	644,871	640,110
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,9], 3.50%, 12/25/2048	1,602,853	1,615,312
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	142,818	142,406
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054	498,867	505,259
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055	733,945	744,059
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056	727,514	737,079

	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045		115,000	$119,582
SCG Trust, Series 2013-SRP1, Class AJ2,6, (1 mo. LIBOR US + 1.950%), 3.509%, 11/15/2026		1,900,000	1,894,408
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043		464,932	431,079
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043		517,139	504,592
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043		527,901	516,301
Starwood Retail Property Trust, Series 2014-STAR, Class A2,6, (1 mo. LIBOR US + 1.220%), 2.779%, 11/15/2027		1,019,651	1,019,026
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056		1,261,180	1,245,658
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028		350,000	362,011
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		600,000	623,725
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,9], 3.50%, 1/20/2045		545,401	544,379
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045		510,546	511,005

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $34,741,084)			35,109,475

FOREIGN GOVERNMENT BONDS - 1.6%

Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	299,000	248,187
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	299,451
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		4,625,000	4,578,537
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,313,000	397,144
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,112,000	162,163
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,057,000	261,475
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	972,000	52,422

11

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Province of Ontario (Canada), 2.00%, 9/27/2018		932,000	$931,750
Province of Ontario (Canada), 1.25%, 6/17/2019		777,000	766,402
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	657,000	507,765
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		2,179,000	2,140,594
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	370,000	527,673

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $11,544,260)			10,873,563

U.S. GOVERNMENT AGENCIES - 7.4%

Mortgage-Backed Securities - 5.3%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		162,826	168,117
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		13,256	13,585
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		24,131	25,139
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		155,564	160,552
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		30,176	31,485
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		195,919	202,229
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		26,507	27,690
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		21,212	22,280
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		833,276	886,406
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		527,912	561,650
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		854,469	891,181
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035		1,378,484	1,361,463
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		124,023	135,806
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		149,398	168,151
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		409,624	459,949
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		328,682	369,268
Fannie Mae, Pool #889579, 6.00%, 5/1/2038		282,304	316,818
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		16,816	18,921

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	698,649	$784,529
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	27,853	31,331
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	438,044	480,554
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	95,232	104,345
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	549,084	583,821
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	361,923	404,005
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	667,261	748,762
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	854,254	886,499
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	789,889	819,634
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,464,842	1,554,696
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	757,465	785,879
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	710,921	750,001
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	929,694	992,277
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	653,001	675,742
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	1,893,801	1,913,593
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	833,585	842,304
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	891,063	921,160
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	958,232	990,795
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	924,424	955,839
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,020,150	1,081,676
Fannie Mae, Pool #AL8674, 5.655%, 1/1/2049	1,609,271	1,744,902
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	51,602	52,561
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	31,961	33,403
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	22,462	23,478
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	17,160	18,016
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	30,254	31,715

12

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	12,764	$13,315
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	404,560	429,821
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	534,143	568,348
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	508,988	543,463
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	551,165	586,462
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	629,206	657,342
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	1,669,396	1,744,046
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	148,051	165,725
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	224,589	246,230
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	281,761	308,969
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	634,369	694,226
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	583,070	638,779
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	77,145	84,617
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	172,228	193,280
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,565,523	1,655,924
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	795,791	824,535

	PRINCIPAL AMOUNT4/ SHARES
		VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	815,585	$844,396
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	1,161,671	1,223,991

Total Mortgage-Backed Securities
(Identified Cost $35,742,200)		35,455,676

Other Agencies - 2.1%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $14,024,394)	13,711,000	13,628,432

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $49,766,594)		49,084,108

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management[10], 1.21%,
(Identified Cost $9,980,340)	9,980,340	9,980,340

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Identified Cost $603,363,030)		660,917,336

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $220,072)		(268,905)

TOTAL INVESTMENTS - 99.7%		660,648,431
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,948,520

NET ASSETS - 100%		$662,596,951

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

GBP - British Pound

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

13

Investment Portfolio - January 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[4]	VALUE
Call
Skyworks Solutions, Inc.	147	02/09/2018	$112.00	1,429	$(1,470)
Amazon.com, Inc.	12	02/16/2018	1,350.00	1,741	(146,820)
Arconic, Inc.	520	02/16/2018	32.00	1,563	(19,240)
Seattle Genetics, Inc.	275	02/16/2018	60.00	1,438	(6,875)
The Priceline Group, Inc.	8	02/16/2018	1,920.00	1,530	(28,400)

					(202,805)

Put
Amazon.com, Inc.	14	02/02/2018	1,110.00	2,031	(952)
Electronic Arts, Inc.	170	02/02/2018	97.50	2,158	(850)
Facebook, Inc.	97	02/02/2018	170.00	1,813	(4,850)
Mastercard, Inc.	118	02/16/2018	140.00	1,994	(944)
Microsoft Corp.	201	02/16/2018	82.50	1,910	(3,618)
Qorvo, Inc.	275	02/16/2018	60.00	1,974	(10,450)
Regeneron Pharmaceuticals, Inc.	46	02/16/2018	360.00	1,687	(44,436)

					(66,100)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(268,905)

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $65,960,810, or 10.0% of the Series’ net assets as of January 31, 2018.

3A portion of this security is designated with the broker as collateral for options contracts written. As of January 31, 2018, the total value of such securities was $16,106,628.

4Amount is stated in USD unless otherwise noted.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2018.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2018.

7Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired November 3, 2017 at a cost of $198,960 ($99.48 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $198,750, or less than 0.1% of the Series’ net assets as of January 31, 2018.

8Illiquid security - This security was acquired November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $195,746, or less than 0.1% of the Series’ net assets as of January 31, 2018.

9Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2018.

10Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

14

Investment Portfolio - January 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$24,934,724	$23,396,830	$1,537,894	$—
Consumer Staples	32,195,606	12,827,276	19,368,330	—
Energy	14,800,037	13,720,420	1,079,617	—
Financials	9,111,571	4,311,486	4,800,085	—
Health Care	81,508,193	80,363,929	1,144,264	—
Industrials	30,392,711	23,589,983	6,802,728	—
Information Technology	93,266,174	85,722,886	7,543,288	—
Materials	18,940,127	16,236,464	2,703,663	—
Real Estate	18,324,353	17,601,872	722,481	—
Telecommunication Services	5,566,650	5,307,921	258,729	—
Utilities	885,522	237,938	647,584	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	153,447,343	—	153,447,343	—
Corporate debt:
Consumer Discretionary	13,801,995	—	13,801,995	—
Consumer Staples	3,654,837	—	3,654,837	—
Energy	15,954,212	—	15,954,212	—
Financials	28,540,346	—	28,540,346	—
Health Care	3,185,016	—	3,185,016	—
Industrials	4,386,786	—	4,386,786	—
Information Technology	8,091,527	—	8,091,527	—
Materials	9,492,420	—	9,492,420	—
Real Estate	4,338,907	—	4,338,907	—
Telecommunication Services	5,186,384	—	5,186,384	—
Utilities	2,748,932	—	2,748,932	—
Asset-backed securities	20,952,619	—	20,952,619	—
Commercial mortgage-backed securities	35,109,475	—	35,109,475	—
Foreign government bonds	10,873,563	—	10,873,563	—
Mutual funds	11,227,306	11,227,306	—	—

Total assets	660,917,336	294,544,311	366,373,025	—

Liabilities:
Other financial instruments*:
Equity contracts	(268,905)	(266,585)	(2,320)	—

Total liabilities	(268,905)	(266,585)	(2,320)	—

Total	$660,648,431	$294,277,726	$366,370,705	$—

15

Investment Portfolio - January 31, 2018

(unaudited)

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

China Literature Ltd. - Right was a Level 3 security as of October 31,2017. However, this security is no longer held by the series as of January 31, 2018. There were no Level 3 securities held by the Series as of January 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE

COMMON STOCKS - 87.5%

Consumer Discretionary - 10.1%
Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	144,000	$129,032

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	4,925	280,308
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	7,700	133,239
Jollibee Foods Corp. (Philippines)[1]	17,335	96,144

		509,691

Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	2,120	110,627

Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc.*	4,390	6,369,407
The Priceline Group, Inc.*	4,785	9,149,159

		15,518,566

Leisure Products - 0.1%
Trigano S.A. (France)[1]	940	182,476

Media - 0.7%
Quebecor, Inc. - Class B (Canada)	90,630	1,768,390
Shaw Communications, Inc. - Class B (Canada)	80,270	1,752,235

		3,520,625

Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	9,225	109,623

Specialty Retail - 4.0%
AutoZone, Inc.*	5,525	4,229,056
Dick’s Sporting Goods, Inc.	128,055	4,028,610
Industria de Diseno Textil S.A. (Spain)[1]	2,735	97,868
O’Reilly Automotive, Inc.*	27,835	7,367,646
Ulta Beauty, Inc.*	17,815	3,956,712

		19,679,892

Textiles, Apparel & Luxury Goods - 2.0%
ANTA Sports Products Ltd. (China)[1] .	33,000	158,337
Lululemon Athletica, Inc.*	61,236	4,789,268
NIKE, Inc. - Class B	67,960	4,636,231

		9,583,836

Total Consumer Discretionary		49,344,368

Consumer Staples - 10.7%
Beverages - 5.6%
Ambev S.A. - ADR (Brazil)	1,026,526	7,052,234
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	71,147	8,058,123

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
The Coca-Cola Co	109,177	$5,195,733
Diageo plc (United Kingdom)[1]	196,315	7,065,841
Treasury Wine Estates Ltd. (Australia)[1]	12,069	166,246

		27,538,177

Food & Staples Retailing - 0.8%
Puregold Price Club, Inc. (Philippines)[1]	142,620	148,180
Raia Drogasil S.A. (Brazil)	3,570	94,606
Robinsons Retail Holdings, Inc. (Philippines)[1]	51,410	94,803
Sprouts Farmers Market, Inc.*	125,775	3,512,896

		3,850,485

Food Products - 2.2%
Campbell Soup Co.	124,461	5,793,660
Danone S.A. (France)[1]	2,261	194,597
Kerry Group plc - Class A (Ireland)[1] .	1,835	195,588
M Dias Branco S.A. (Brazil)	6,600	118,638
Nestle S.A. (Switzerland)[1]	53,020	4,579,972

		10,882,455

Personal Products - 2.0%
Beiersdorf AG (Germany)[1]	39,010	4,625,259
Unilever plc - ADR (United Kingdom)	90,634	5,118,102

		9,743,361

Tobacco - 0.1%
British American Tobacco plc - ADR (United Kingdom)	1,730	117,813
Japan Tobacco, Inc. (Japan)[1]	7,400	245,235

		363,048

Total Consumer Staples		52,377,526

Energy - 2.4%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc.*	84,040	1,485,827
Ensco plc - Class A	116,955	690,034
Schlumberger Ltd.	82,103	6,041,139
Transocean Ltd.*	224,127	2,418,330

		10,635,330

Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp. (Canada)	7,425	68,310
China Petroleum & Chemical Corp. - Class H (China)[1]	130,000	112,374

1

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Galp Energia SGPS S.A. (Portugal)[1]	10,130	$193,507
Repsol S.A. (Spain)[1]	7,870	148,122
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,745	197,448
SK Innovation Co. Ltd. (South Korea)[1]	510	97,661
Suncor Energy, Inc. (Canada)	2,685	97,271
TOTAL S.A. (France)[1]	2,595	150,459
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	4,490	102,821
YPF S.A. - ADR (Argentina)	4,955	119,663

		1,287,636

Total Energy		11,922,966

Financials - 5.1%
Banks - 1.7%
Bankia S.A. (Spain)[1]	490,723	2,484,074
Banque Cantonale Vaudoise (Switzerland)[1]	135	113,555
BPER Banca (Italy)[1]	17,655	103,041
CaixaBank S.A. (Spain)[1]	670,180	3,615,056
Credit Agricole S.A. (France)[1]	10,755	202,773
Erste Group Bank AG (Austria)[1]	2,275	114,592
Eurobank Ergasias S.A. (Greece)*[1]	142,230	158,550
FinecoBank Banca Fineco S.p.A. (Italy)[1]	19,080	237,226
Grupo Financiero Galicia S.A. - ADR (Argentina)	2,145	149,721
Grupo Supervielle S.A. - ADR (Argentina)	3,895	124,523
Itau Unibanco Holding S.A. (Brazil)	7,700	126,303
Jyske Bank A/S (Denmark)[1]	1,730	100,011
KBC Group N.V. (Belgium)[1]	2,030	195,178
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	7,700	97,311
Swedbank A.B. - Class A (Sweden)[1]	3,645	93,219
Sydbank A/S (Denmark)[1]	2,505	102,448

		8,017,581

Capital Markets - 3.4%
Amundi S.A. (France)[1,2]	2,770	261,376
Banca Generali S.p.A. (Italy)[1]	4,410	165,187
BlackRock, Inc.	7,485	4,205,073
Bolsas y Mercados Argentinos S.A. (Argentina)*	5,715	104,768
The Charles Schwab Corp.	117,850	6,286,119

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
E*TRADE Financial Corp.*	92,725	$4,886,608
EFG International AG (Switzerland)[1] .	14,190	159,546
Euronext N.V. (Netherlands)[1,2]	3,925	265,899
Julius Baer Group Ltd. (Switzerland)[1]	2,145	147,354
Natixis S.A. (France)[1]	25,375	231,063

		16,712,993

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	2,905	146,855

Total Financials		24,877,429

Health Care - 18.5%
Biotechnology - 5.6%
Biogen, Inc.*	12,405	4,314,583
BioMarin Pharmaceutical, Inc.*	71,748	6,473,822
Incyte Corp.*	39,060	3,526,727
Regeneron Pharmaceuticals, Inc.*	12,562	4,605,857
Seattle Genetics, Inc.*	67,620	3,536,526
Vertex Pharmaceuticals, Inc.*	27,837	4,645,160

		27,102,675

Health Care Equipment & Supplies - 2.8%
Intuitive Surgical, Inc.*	8,170	3,526,744
Medtronic plc	117,280	10,073,179

		13,599,923

Health Care Providers & Services - 3.2%
DaVita, Inc.*	106,820	8,336,233
Express Scripts Holding Co.*	27,660	2,190,119
Fleury S.A. (Brazil)	17,480	164,595
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	42,238	4,868,463
Orpea (France)[1]	1,585	197,820

		15,757,230

Life Sciences Tools & Services - 1.7%
QIAGEN N.V.*	164,724	5,516,607
QIAGEN N.V.*[1]	4,683	156,635
Tecan Group AG (Switzerland)[1]	470	104,035
Thermo Fisher Scientific, Inc.	12,285	2,753,191

		8,530,468

Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	33,278	2,083,203
Hypermarcas S.A. (Brazil)	14,100	160,827
Johnson & Johnson	43,405	5,998,137
Kalbe Farma Tbk PT (Indonesia)[1]	1,148,775	142,862

2

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	36,185	$2,143,961
Novartis AG - ADR (Switzerland)	79,500	7,159,770
Perrigo Co. plc	83,350	7,553,177

		25,241,937

Total Health Care		90,232,233

Industrials - 7.3%
Aerospace & Defense - 1.4%
Arconic, Inc.	220,890	6,639,953

Air Freight & Logistics - 1.0%
FedEx Corp.	18,645	4,893,940

Airlines - 0.1%
Azul S.A. - ADR (Brazil)*	3,845	112,236
Ryanair Holdings plc - ADR (Ireland)*	1,760	215,970

		328,206

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	4,230	245,700
Geberit AG (Switzerland)[1]	320	151,562

		397,262

Commercial Services & Supplies - 0.8%
Advanced Disposal Services, Inc.*	139,945	3,410,460
China Everbright International Ltd. (China)[1]	139,000	211,683
Elis S.A. (France)[1]	5,815	162,467
SPIE S.A. (France)[1]	7,365	183,028

		3,967,638

Construction & Engineering - 1.1%
Eiffage S.A. (France)[1]	2,355	285,510
Vinci S.A. (France)[1]	45,915	4,962,468

		5,247,978

Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	2,090	173,884

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	2,710	411,392

Machinery - 0.2%
FANUC Corp. (Japan)[1]	691	187,550
Jungheinrich AG (Germany)[1]	3,185	157,510
KION Group AG (Germany)[1]	2,155	198,078
Metso OYJ (Finland)[1]	3,930	137,213

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
The Weir Group plc (United Kingdom)[1]	12,470	$390,957

		1,071,308

Professional Services - 1.7%
Equifax, Inc.	27,170	3,394,348
Nielsen Holdings plc	116,925	4,374,164
Randstad Holding N.V. (Netherlands)[1]	3,115	219,888
RELX plc (United Kingdom)[1]	6,085	134,660

		8,123,060

Road & Rail - 0.6%
Genesee & Wyoming, Inc. - Class A*	39,290	3,137,306

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	7,125	212,988
Brenntag AG (Germany)[1]	3,012	195,534
Howden Joinery Group plc (United Kingdom)[1]	12,970	85,526

		494,048

Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,2]	2,045	445,311
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	7,400	37,684
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	370	38,794

		521,789

Total Industrials		35,407,764

Information Technology - 21.0%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)[1]	5,920	107,444
Hexagon A.B. - Class B (Sweden)[1]	2,955	176,195
Hitachi Ltd. (Japan)[1]	32,000	255,354
Hollysys Automation Technologies Ltd. (China)	4,335	109,979
Keyence Corp. (Japan)[1]	692	422,886

		1,071,858

Internet Software & Services - 5.0%
Alibaba Group Holding Ltd. - ADR (China)*	2,740	559,755
Alphabet, Inc. - Class A*	2,410	2,849,150
Alphabet, Inc. - Class C*	2,425	2,837,105
Facebook, Inc. - Class A*	70,699	13,212,936

3

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services (continued)
NetEase, Inc. - ADR (China)	360	$115,258
Tencent Holdings Ltd. - Class H (China)[1]	83,319	4,923,107

		24,497,311

IT Services - 5.1%
Amdocs Ltd.	67,570	4,621,788
Euronet Worldwide, Inc.*	35,450	3,327,692
InterXion Holding N.V. - ADR (Netherlands)*	1,650	103,538
Mastercard, Inc. - Class A	39,570	6,687,330
Pagseguro Digital Ltd. - Class A (Brazil)*	113,000	3,157,220
Sopra Steria Group (France)[1]	1,055	214,109
Visa, Inc. - Class A	53,255	6,615,869

		24,727,546

Semiconductors & Semiconductor Equipment - 3.7%
Qorvo, Inc.*	123,710	8,878,667
Skyworks Solutions, Inc.	61,290	5,958,001
Texas Instruments, Inc.	30,365	3,330,130

		18,166,798

Software - 7.0%
Adobe Systems, Inc.*	35,640	7,119,446
Atlassian Corp. plc - Class A (Australia)*	65,370	3,529,326
CDK Global, Inc.	46,085	3,285,400
Dassault Systemes S.E. (France)[1]	1,915	220,768
Electronic Arts, Inc.*	43,312	5,498,892
Microsoft Corp.	48,035	4,563,805
Nexon Co. Ltd. (Japan)*[1]	6,400	213,833
ServiceNow, Inc.*	62,585	9,317,029
Sophos Group plc (United Kingdom)[1,2]	16,935	154,231
Temenos Group AG (Switzerland)[1]	715	98,811

		34,001,541

Total Information Technology		102,465,054

Materials - 6.4%
Chemicals - 2.2%
Akzo Nobel N.V. (Netherlands)[1]	51,575	4,827,068
Axalta Coating Systems Ltd.*	99,650	3,138,975
CF Industries Holdings, Inc.	50,570	2,146,191
Croda International plc (United Kingdom)[1]	3,230	205,566
Mexichem, S.A.B. de C.V. (Mexico)	30,700	87,077

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Solvay S.A. (Belgium)[1]	1,470	$212,849

		10,617,726

Construction Materials - 0.0%##
Loma Negra Cia Industrial Argentina S.A. - ADR (Argentina)*	6,160	146,362
Wienerberger AG (Austria)[1]	5,805	158,406

		304,768

Containers & Packaging - 2.0%
Ball Corp.	129,312	4,950,063
Sealed Air Corp.	101,355	4,799,159

		9,749,222

Metals & Mining - 2.2%
Antofagasta plc (Chile)[1]	98,560	1,304,444
First Quantum Minerals Ltd. (Zambia)	87,780	1,308,850
Freeport-McMoRan, Inc.*	201,595	3,931,102
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	72,210	254,981
Lundin Mining Corp. (Canada)	171,645	1,240,589
Southern Copper Corp. (Peru)	52,445	2,546,205

		10,586,171

Total Materials		31,257,887

Real Estate - 4.5%
Equity Real Estate Investment Trusts (REITS) - 4.4%
Acadia Realty Trust	1,170	28,735
Agree Realty Corp.	695	33,457
Alexandria Real Estate Equities, Inc.	965	125,161
American Campus Communities, Inc.	1,205	46,344
American Homes 4 Rent - Class A	4,410	91,684
American Tower Corp.	36,675	5,416,898
Americold Realty Trust*	2,205	40,307
Apartment Investment & Management Co. - Class A	2,450	102,508
AvalonBay Communities, Inc.	750	127,800
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	1,130	24,664
Bluerock Residential Growth REIT, Inc.	3,005	25,182
Boston Properties, Inc.	970	119,999
Brandywine Realty Trust	3,860	69,248
Brixmor Property Group, Inc.	1,135	18,421
Camden Property Trust	620	53,667

4

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
CatchMark Timber Trust, Inc. - Class A	7,440	$97,985
Chesapeake Lodging Trust	2,085	57,066
Colony NorthStar, Inc. - Class A	7,037	63,192
Columbia Property Trust, Inc.	1,450	31,740
Community Healthcare Trust, Inc.	3,590	95,638
CoreCivic, Inc.	4,195	97,366
Cousins Properties, Inc.	11,380	102,420
Crown Castle International Corp.	820	92,471
CubeSmart	2,485	68,412
Digital Realty Trust, Inc.	1,045	116,988
Education Realty Trust, Inc.	736	24,310
Equinix, Inc.	595	270,838
Equity Commonwealth*	1,730	51,744
Equity LifeStyle Properties, Inc.	500	43,160
Equity Residential	1,480	91,183
Essex Property Trust, Inc.	135	31,452
Extra Space Storage, Inc.	1,010	84,315
First Industrial Realty Trust, Inc.	2,415	74,527
Forest City Realty Trust, Inc. - Class A	2,240	52,573
Getty Realty Corp.	2,030	53,267
GGP, Inc.	3,080	70,932
Global Medical REIT, Inc.	6,645	53,293
HCP, Inc.	3,885	93,551
Healthcare Trust of America, Inc. - Class A	2,055	56,739
Hibernia REIT plc (Ireland)[1]	26,485	50,376
Host Hotels & Resorts, Inc.	2,585	53,665
Independence Realty Trust, Inc.	4,875	44,801
Invitation Homes, Inc.	3,871	87,059
Lamar Advertising Co. - Class A	675	48,600
LaSalle Hotel Properties	1,230	37,564
Life Storage, Inc.	580	48,198
The Macerich Co.	610	39,388
Mid-America Apartment Communities, Inc.	1,080	103,000
National Retail Properties, Inc.	1,345	53,370
Outfront Media, Inc.	2,345	52,528
Physicians Realty Trust	5,460	88,998
Plymouth Industrial REIT, Inc.	730	12,863
Prologis, Inc.	2,630	171,239
Public Storage	370	72,431
Regency Centers Corp.	889	55,927
Rexford Industrial Realty, Inc.	910	27,018
SBA Communications Corp.*	31,860	5,559,570

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Simon Property Group, Inc.	1,640	$267,927
STAG Industrial, Inc.	2,915	73,808
STORE Capital Corp.	2,130	52,206
Sun Communities, Inc.	740	65,742
Sunstone Hotel Investors, Inc.	3,260	54,931
Taubman Centers, Inc.	315	19,420
Terreno Realty Corp.	750	26,700
UDR, Inc.	1,890	69,042
UMH Properties, Inc.	2,530	33,851
Unibail-Rodamco S.E. (France)[1]	680	174,343
Urban Edge Properties	4,055	94,806
Ventas, Inc.	830	46,455
VEREIT, Inc.	7,845	56,484
Vornado Realty Trust	1,755	125,798
Welltower, Inc.	1,045	62,669
Weyerhaeuser Co.	145,972	5,479,789

		21,509,803

Real Estate Management & Development - 0.1%
Aliansce Shopping Centers S.A. (Brazil)*	18,665	106,741
Iguatemi Empresa de Shopping
Centers S.A. (Brazil)	8,425	113,708
Nexity S.A. (France)[1]	2,505	150,943

		371,392

Total Real Estate		21,881,195

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Iliad S.A. (France)[1]	805	208,277
Zayo Group Holdings, Inc.*	186,185	6,832,990

Total Telecommunication Services		7,041,267

Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	2,175	153,338

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	283,000	206,567
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	598,000	206,681

		413,248

Total Utilities		566,586

TOTAL COMMON STOCKS
(Identified Cost $344,485,345)		427,374,275

5

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS - 4.1%

Non-Convertible Corporate Bonds - 4.1%
Consumer Discretionary - 0.6%
Auto Components - 0.1%
Airxcel, Inc. [2], 8.50%, 2/15/2022	102,000	$108,503
Magna International, Inc. (Canada), 4.15%, 10/1/2025	285,000	297,167

		405,670

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	124,000	125,705
Meritage Homes Corp., 5.125%, 6/6/2027	70,000	70,875
NVR, Inc., 3.95%, 9/15/2022	330,000	340,482
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	60,000	60,675
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	54,000	57,202
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	86,000	86,782
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	89,000	89,222

		830,943

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. [2], 3.15%, 8/22/2027	210,000	205,960
The Priceline Group, Inc., 3.60%, 6/1/2026	389,000	386,866

		592,826

Media - 0.2%
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 4.464%, 7/23/2022	25,000	25,860
Comcast Corp., 4.40%, 8/15/2035	195,000	209,164
CSC Holdings, LLC, 5.25%, 6/1/2024	117,000	114,075
Discovery Communications LLC, 3.95%, 3/20/2028	330,000	321,787
DISH DBS Corp., 5.875%, 7/15/2022	25,000	24,875
Sirius XM Radio, Inc. [2], 3.875%, 8/1/2022	25,000	24,906

		720,667

Multiline Retail - 0.0%##
Dollar General Corp., 3.25%, 4/15/2023	210,000	210,043

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc. [2], 4.875%, 5/15/2026	60,000	$60,600

Total Consumer Discretionary		2,820,749

Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	280,000	436,119
PepsiCo, Inc., 3.10%, 7/17/2022	210,000	212,246

		648,365

Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC [2], 5.375%, 7/15/2022	132,000	123,420

Total Consumer Staples		771,785

Energy - 0.7%
Energy Equipment & Services - 0.0%##
McDermott International, Inc. [2], 8.00%, 5/1/2021	85,000	87,444
Trinidad Drilling Ltd. (Canada) [2], 6.625%, 2/15/2025	97,000	95,060

		182,504

Oil, Gas & Consumable Fuels - 0.7%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	280,000	308,286
BP Capital Markets plc (United
Kingdom), 3.535%, 11/4/2024	389,000	398,817
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	170,000	193,375
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	86,000	87,612
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	102,000	103,275
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	197,000	194,345
Enviva Partners LP - Enviva
Partners Finance Corp., 8.50%, 11/1/2021	86,000	91,912
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	94,000	99,170
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	86,000	88,580
Jonah Energy LLC - Jonah Energy Finance Corp. [2], 7.25%, 10/15/2025	120,000	121,050
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	389,000	401,927

6

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	175,000	$198,012
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	121,000	127,050
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	190,000	211,581
SemGroup Corp.[2], 6.375%, 3/15/2025	110,000	110,275
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	62,000	62,620
Shelf Drilling Holdings Ltd. (United
Arab Emirates)[2], 8.25%, 2/15/2025	60,000	60,000
Southwestern Energy Co., 6.70%, 1/23/2025	74,000	75,295
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	124,000	126,790
Williams Partners LP, 3.75%, 6/15/2027	315,000	312,785

		3,372,757

Total Energy		3,555,261

Financials - 1.0%
Banks - 0.5%
Bank of America Corp., 4.00%, 1/22/2025	311,000	318,166
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	120,000	144,804
Citigroup, Inc., 3.875%, 3/26/2025	389,000	391,972
Intesa Sanpaolo S.p.A. (Italy)[2], 3.875%, 1/12/2028	250,000	244,060
JPMorgan Chase & Co.[4], (3 mo.
LIBOR US + 0.935%), 2.776%, 4/25/2023	405,000	399,604
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	491,000	506,237
Popular, Inc., 7.00%, 7/1/2019	95,000	98,182
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023	27,000	29,299
Santander Holdings USA, Inc.[2], 3.40%, 1/18/2023	290,000	286,316

		2,418,640

Capital Markets - 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022	220,000	216,173

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	200,000	$205,464
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	66,000	67,320
Morgan Stanley[5], (3 mo. LIBOR US + 1.220%), 3.011%, 5/8/2024	311,000	320,486
Morgan Stanley, 5.00%, 11/24/2025 .	280,000	302,963

		1,112,406

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	38,000	38,152
Navient Corp., 6.125%, 3/25/2024	62,000	63,240
SLM Corp., 5.125%, 4/5/2022	95,000	98,088

		199,480

Diversified Financial Services - 0.0%##
Oxford Finance, LLC - Oxford Finance Co.-Issuer II, Inc.[2], 6.375%, 12/15/2022	85,000	87,750

Insurance - 0.2%
American International Group, Inc., 4.125%, 2/15/2024	311,000	322,994
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	500,000	535,110
Prudential Financial, Inc.[4], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	200,000	219,000

		1,077,104

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	84,000	86,730

Total Financials		4,982,110

Health Care - 0.2%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	66,000	62,700

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025	66,000	66,990

Health Care Providers & Services - 0.2%
DaVita, Inc., 5.00%, 5/1/2025	94,000	93,648
Express Scripts Holding Co., 3.50%, 6/15/2024	297,000	296,344

7

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	38,000	$38,942
HCA Healthcare, Inc., 6.25%, 2/15/2021	27,000	28,755
HCA, Inc., 3.75%, 3/15/2019	27,000	27,305
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	60,000	60,000
Tenet Healthcare Corp., 6.75%, 2/1/2020	27,000	27,574

		572,568

Total Health Care		702,258

Industrials - 0.2%
Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	62,000	63,550
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	66,000	67,485

		131,035

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	97,000	103,305

Machinery - 0.0%##
Xerium Technologies, Inc., 9.50%, 8/15/2021	74,000	75,202

Marine - 0.0%##
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	120,000	122,850

Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	301,000	312,939
Aircastle Ltd., 6.25%, 12/1/2019	35,000	36,706
International Lease Finance Corp., 6.25%, 5/15/2019	70,000	73,122
Park Aerospace Holdings Ltd.
(Ireland)[2], 4.50%, 3/15/2023	51,000	48,705

		471,472

Total Industrials		903,864

Information Technology - 0.3%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	136,000	137,360

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Internet Software & Services - 0.1%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	310,000	$300,848
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	310,000	305,421

		606,269

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc., 3.30%, 4/1/2027	420,000	416,980
MagnaChip Semiconductor Corp.
(South Korea), 6.625%, 7/15/2021	97,000	94,114

		511,094

Software - 0.1%
Activision Blizzard, Inc., 3.40%, 6/15/2027	405,000	395,397

Total Information Technology		1,650,120

Materials - 0.4%
Chemicals - 0.1%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	86,000	88,580
NOVA Chemicals Corp. (Canada)[2], 4.875%, 6/1/2024	74,000	74,462
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	210,000	213,383

		376,425

Metals & Mining - 0.3%
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	275,000	271,949
Corp Nacional del Cobre de Chile (Chile)[2], 3.625%, 8/1/2027	475,000	468,616
Mountain Province Diamonds, Inc. (Canada)[2] , 8.00%, 12/15/2022	55,000	54,725
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	190,000	195,700
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	200,000	203,500
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	217,000	222,893
Techniplas LLC[2], 10.00%, 5/1/2020	97,000	79,540

		1,496,923

Paper & Forest Products - 0.0%##
Domtar Corp., 4.40%, 4/1/2022	200,000	207,812

8

Investment Portfolio - January 31, 2018

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products (continued)
Total Materials		$2,081,160

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.1%
American Tower Corp., 3.30%, 2/15/2021	389,000	393,424
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	90,000	92,475
iStar, Inc., 5.25%, 9/15/2022	70,000	69,825
Starwood Property Trust, Inc.[2], 4.75%, 3/15/2025	85,000	83,938

		639,662

Real Estate Management & Development - 0.1%
American Homes 4 Rent LP, 4.25%, 2/15/2028	210,000	208,828

Total Real Estate		848,490

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc., 3.90%, 8/14/2027	389,000	387,305
CenturyLink, Inc., 7.50%, 4/1/2024	66,000	66,495
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	153,000	151,852
Verizon Communications, Inc., 4.125%, 3/16/2027	371,000	381,334

		986,986

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	27,000	28,215
Sprint Communications, Inc., 7.00%, 8/15/2020	27,000	28,496

		56,711

Total Telecommunication Services		1,043,697

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%##
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	215,000	224,944

Water Utilities - 0.1%
American Water Capital Corp., 2.95%, 9/1/2027	440,000	426,460

Total Utilities		651,404

TOTAL CORPORATE BONDS (Identified Cost $20,057,020)		20,010,898

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

MUTUAL FUNDS - 0.1%
Global X MSCI Greece ETF	15,170	$171,118
iShares MSCI Eurozone ETF	9,250	429,385
iShares MSCI Russia ETF	2,800	105,196
iShares U.S. Real Estate ETF	765	60,098

TOTAL MUTUAL FUNDS (Identified Cost $658,968)		765,797

U.S. TREASURY SECURITIES - 7.1%

U.S. Treasury Bonds - 1.7%
U.S. Treasury Bond, 6.25%, 5/15/2030	1,973,000	2,693,916
U.S. Treasury Bond, 4.75%, 2/15/2037	3,196,000	4,108,858
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	1,400,369	1,393,658

Total U.S. Treasury Bonds (Identified Cost $8,530,440)		8,196,432

U.S. Treasury Notes - 5.4%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,338,782	1,332,877
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,358,468	1,336,699
U.S. Treasury Note, 1.25%, 7/31/2023	20,386,000	19,008,352
U.S. Treasury Note, 2.375%, 5/15/2027	4,828,000	4,690,704

Total U.S. Treasury Notes (Identified Cost $26,847,647)		26,368,632

TOTAL U.S. TREASURY SECURITIES (Identified Cost $35,378,087)		34,565,064

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management[6], 1.21%,
(Identified Cost $5,452,001)	5,452,001	5,452,001

TOTAL INVESTMENTS - 99.9% (Identified Cost $406,031,421)		488,168,035
OTHER ASSETS, LESS LIABILITIES - 0.1%		493,160

NET ASSETS - 100%		$488,661,195

9

Investment Portfolio - January 31, 2018

(unaudited)

ADR - American Depositary Receipt

ETF - Exchange-traded fund

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $6,731,166, or 1.4% of the Series’ net assets as of January 31, 2018.

3Amount is stated in USD unless otherwise noted.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2018.

5Floating rate security. Rate shown is the rate in effect as of January 31, 2018.

6Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$49,344,368	$48,289,576	$1,054,792	$—
Consumer Staples	52,377,526	27,003,682	25,373,844	—
Energy	11,922,966	11,220,843	702,123	—
Financials	24,877,429	15,883,115	8,994,314	—
Health Care	90,232,233	84,762,418	5,469,815	—
Industrials	35,407,764	26,254,855	9,152,909	—
Information Technology	102,465,054	95,678,316	6,786,738	—
Materials	31,257,887	24,549,554	6,708,333	—
Real Estate	21,881,195	21,480,869	400,326	—
Telecommunication Services	7,041,267	6,832,990	208,277	—
Utilities	566,586	153,338	413,248	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	34,565,064	—	34,565,064	—
Corporate debt:
Consumer Discretionary	2,820,749	—	2,820,749	—
Consumer Staples	771,785	—	771,785	—
Energy	3,555,261	—	3,555,261	—
Financials	4,982,110	—	4,982,110	—
Health Care	702,258	—	702,258	—
Industrials	903,864	—	903,864	—
Information Technology	1,650,120	—	1,650,120	—
Materials	2,081,160	—	2,081,160	—
Real Estate	848,490	—	848,490	—
Telecommunication Services	1,043,697	—	1,043,697	—
Utilities	651,404	—	651,404	—
Mutual funds	6,217,798	6,217,798	—	—

Total assets	$488,168,035	$368,327,354	$119,840,681	$—

10

Investment Portfolio - January 31, 2018

(unaudited)

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

China Literature Ltd. - Rights was a Level 3 security as of October 31, 2017. However, this security is no longer held by the Series as of January 31, 2018. There were no Level 3 securities held by the Series as of January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - January 31, 2018

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Conservative Series - Class R6	10,447,957	$114,614,089

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1%
(Identified Cost $113,604,585)		114,614,089
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(63,540)

NET ASSETS - 100%		$114,550,549

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$114,614,089	$114,614,089	$—	$—

Total assets	$114,614,089	$114,614,089	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$98,989,721	$14,954,972	$517,313	$114,614,089	10,447,957	$389,392	$2,402	$1,184,308

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Conservative Series - Class R6	232,092	$2,546,047
Manning & Napier Blended Asset Moderate Series - Class R6	155,885	1,703,822

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1%
(Identified Cost $4,208,396)		4,249,869
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(4,173)

NET ASSETS - 100%		$4,245,696

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$4,249,869	$4,249,869	$—	$—

Total assets	$4,249,869	$4,249,869	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET 2015 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$1,766,362	$1,093,488	$331,145	$2,546,047	232,092	$5,815	$31	$17,311
Blended Asset Moderate Series - Class R6	2,792,015	230,646	1,361,588	1,703,822	155,885	7,494	10,162	32,586

	$4,558,377	$1,324,134	$1,692,733	$4,249,869		$13,309	$10,193	$49,897

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Extended Series - Class R6	1,136,945	$12,062,982
Manning & Napier Blended Asset Moderate Series - Class R6	9,894,089	108,142,395

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $118,215,597)		120,205,377
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(73,313)

NET ASSETS - 100%		$120,132,064

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$120,205,377	$120,205,377	$—	$—

Total assets	$120,205,377	$120,205,377	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET 2020 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$17,770,393	$744,561	$6,947,230	$12,062,982	1,136,945	$45,010	$145,906	$349,352
Blended Asset Moderate Series - Class R6	96,805,738	11,437,138	1,958,100	108,142,395	9,894,089	292,355	6,304	1,851,315

	$114,576,131	$12,181,699	$8,905,330	$120,205,377		$337,365	$152,210	$2,200,667

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	2,183,395	$23,165,820
Manning & Napier Blended Asset Moderate Series - Class R6	2,112,477	23,089,377

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $45,354,393)		46,255,197
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(12,235)

NET ASSETS - 100%		$46,242,962

##Less than (0.1%).

Fair Value Information

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$46,255,197	$46,255,197	$—	$—

Total assets	$46,255,197	$46,255,197	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET 2025 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$24,428,863	$4,054,317	$6,060,827	$23,165,820	2,183,395	$62,891	$103,444	$640,023
Blended Asset Moderate Series - Class R6	15,812,118	7,827,140	882,532	23,089,377	2,112,477	48,551	(1,057)	333,708

	$40,240,981	$11,881,457	$6,943,359	$46,255,197		$111,442	$102,387	$973,731

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Extended Series - Class R6	12,957,922	$137,483,551
Manning & Napier Blended Asset Maximum Series - Class R6	1,233,656	15,470,052

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1%
(Identified Cost $148,423,927)		152,953,603
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(89,271)

NET ASSETS - 100%		$152,864,332

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$152,953,603	$152,953,603	$—	$—

Total assets	$152,953,603	$152,953,603	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET 2030 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$119,139,003	$16,888,974	$2,183,071	$137,483,551	12,957,922	$305,678	$27,415	$3,611,230
Blended Asset Maximum Series - Class R6	22,546,555	1,155,970	9,922,837	15,470,052	1,233,656	41,372	577,919	1,122,788

	$141,685,558	$18,044,944	$12,105,908	$152,953,603		$347,050	$605,334	$4,734,018

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	1,947,940	$20,667,639
Manning & Napier Blended Asset Maximum Series - Class R6	898,606	11,268,518

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $30,656,257)		31,936,157
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(13,603)

NET ASSETS - 100%		$31,922,554

##Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$31,936,157	$31,936,157	$—	$—

Total assets	$31,936,157	$31,936,157	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET 2035 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$15,365,587	$5,238,630	$442,871	$20,667,639	1,947,940	$41,428	$(1,118)	$507,411
Blended Asset Maximum Series - Class R6	10,951,620	1,892,793	2,498,093	11,268,518	898,606	21,048	137,635	789,826

	$26,317,207	$7,131,423	$2,940,964	$31,936,157		$62,476	$136,517	$1,297,237

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Extended Series - Class R6	3,539,136	$37,550,229
Manning & Napier Blended Asset Maximum Series - Class R6	4,549,525	57,051,038

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1%
(Identified Cost $89,585,949)		94,601,267
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(57,075)

NET ASSETS - 100%		$94,544,192

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$94,601,267	$94,601,267	$—	$—

Total assets	$94,601,267	$94,601,267	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET 2040 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$28,065,508	$9,161,557	$559,712	$37,550,229	3,539,136	$72,393	$4,408	$878,468
Blended Asset Maximum Series - Class R6	55,962,686	4,204,349	7,676,825	57,051,038	4,549,525	103,204	447,233	4,139,396

	$84,028,194	$13,365,906	$8,236,537	$94,601,267		$175,597	$451,641	$5,017,864

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	257,778	$2,735,026
Manning & Napier Blended Asset Maximum Series - Class R6	1,252,220	15,702,844

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $17,259,389)		18,437,870
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(8,516)

NET ASSETS - 100%		$18,429,354

##Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$18,437,870	$18,437,870	$—	$—

Total assets	$18,437,870	$18,437,870	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET 2045 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$1,493,246	$1,328,675	$137,813	$2,735,026	257,778	$3,871	$442	$50,477
Blended Asset Maximum Series - Class R6	14,397,470	2,284,415	2,177,048	15,702,844	1,252,220	26,665	86,481	1,118,192

	$15,890,716	$3,613,090	$2,314,861	$18,437,870		$30,536	$86,923	$1,168,669

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Maximum Series - Class R6	3,296,706	$41,340,696

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1%
(Identified Cost $38,300,946)		41,340,696
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(26,388)

NET ASSETS - 100%		$41,314,308

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$41,340,696	$41,340,696	$—	$—

Total assets	$41,340,696	$41,340,696	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET 2050 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$35,389,255	$3,524,977	$591,482	$41,340,696	3,296,706	$66,330	$27,242	$3,007,287

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Maximum Series - Class R6	698,349	$8,757,296

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $8,143,392)		8,757,296
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(2,813)

NET ASSETS - 100%		$8,754,483

##Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$8,757,296	$8,757,296	$—	$—

Total assets	$8,757,296	$8,757,296	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET 2055 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$6,736,319	$1,765,468	$364,479	$8,757,296	698,349	$13,320	$15,430	$607,888

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

TARGET 2060 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%

Manning & Napier Blended Asset Maximum Series - Class R6	510,356	$6,399,860

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.9%
(Identified Cost $5,964,116)		6,399,860
OTHER ASSETS, LESS LIABILITIES - 0.1%		5,040

NET ASSETS - 100%		$6,404,900

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$6,399,860	$6,399,860	$—	$—

Total assets	$6,399,860	$6,399,860	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

1

Investment Portfolio - January 31, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2018 is set forth below:

TARGET 2060 SERIES	VALUE AT 10/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/18	SHARES HELD AT 1/31/18	DIVIDEND INCOME 11/1/17 THROUGH 1/31/18	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/17 THROUGH 1/31/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$4,618,675	$1,420,991	$73,913	$6,399,860	510,356	$9,263	$4,862	$431,561

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES	VALUE

COMMON STOCKS - 26.1%

Consumer Discretionary - 1.9%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	2,255	$79,579

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.	700	119,798

Household Durables - 0.1%
Newell Brands, Inc.	3,110	82,228

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	140	203,125
The Priceline Group, Inc.*	420	803,061

		1,006,186

Multiline Retail - 0.2%
Dollar General Corp.	1,340	138,181
Target Corp.	805	60,552

		198,733

Specialty Retail - 0.3%
Dick’s Sporting Goods, Inc.	2,500	78,650
The Home Depot, Inc.	1,135	228,021
O’Reilly Automotive, Inc.*	275	72,790

		379,461

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	3,840	300,326
NIKE, Inc. - Class B	695	47,413

		347,739

Total Consumer Discretionary		2,213,724

Consumer Staples - 2.5%
Beverages - 1.5%
Ambev S.A. - ADR (Brazil)	59,920	411,651
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	5,030	569,699
Diageo plc (United Kingdom)[1]	14,445	519,910
PepsiCo, Inc.	1,665	200,300

		1,701,560

Food & Staples Retailing - 0.3%
CVS Health Corp.	1,160	91,280
Sysco Corp.	830	52,182
Walmart, Inc.	2,125	226,525

		369,987

Food Products - 0.2%
Campbell Soup Co.	1,425	66,334
General Mills, Inc.	850	49,716
J&J Snack Foods Corp.	385	53,299

		169,349

Household Products - 0.1%
Colgate-Palmolive Co.	1,005	74,611

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
Kimberly-Clark Corp.	455	$53,235

		127,846

Personal Products - 0.4%
Unilever plc - ADR (United Kingdom)	8,770	495,242

Total Consumer Staples		2,863,984

Energy - 1.4%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc.*	7,870	139,142
Ensco plc - Class A	11,140	65,726
Schlumberger Ltd.	5,380	395,860
Transocean Ltd.*	19,060	205,657

		806,385

Oil, Gas & Consumable Fuels - 0.7%
BP plc - ADR (United Kingdom)	3,115	133,292
Chevron Corp.	685	85,865
China Petroleum & Chemical Corp. - ADR (China)	1,210	105,088
ConocoPhillips	1,015	59,692
Exxon Mobil Corp.	1,885	164,560
Hess Corp.	2,680	135,367
Royal Dutch Shell plc - Class B - ADR (Netherlands)	855	61,500
TOTAL S.A. (France)[1]	660	38,267
Valero Energy Corp.	680	65,260

		848,891

Total Energy		1,655,276

Financials - 1.8%
Banks - 1.4%
Bank of America Corp.	5,235	167,520
BankUnited, Inc.	715	29,344
BB&T Corp.	1,145	63,193
Citigroup, Inc.	1,995	156,568
Fifth Third Bancorp.	1,020	33,762
Huntington Bancshares, Inc.	1,840	29,771
JPMorgan Chase & Co.	3,895	450,535
KeyCorp.	2,740	58,636
The PNC Financial Services Group, Inc.	205	32,394
Regions Financial Corp.	1,720	33,076
SunTrust Banks, Inc.	435	30,754
U.S. Bancorp	1,815	103,709
Wells Fargo & Co.	5,795	381,195

		1,570,457

Capital Markets - 0.2%
Apollo Investment Corp.	2,500	14,375

1

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Ares Capital Corp.	1,065	$16,987
BlackRock, Inc.	350	196,630
Medley Capital Corp.	2,090	10,638
Oaktree Specialty Lending Corp.	2,585	12,770
PennantPark Investment Corp.	2,005	13,514

		264,914

Insurance - 0.2%
The Allstate Corp.	270	26,667
American International Group, Inc.	400	25,568
Arthur J Gallagher & Co.	445	30,402
Chubb Ltd.	285	44,503
Lincoln National Corp.	375	31,050
Old Republic International Corp.	1,290	27,722
Principal Financial Group, Inc.	390	26,364
Willis Towers Watson plc	185	29,687

		241,963

Total Financials		2,077,334

Health Care - 5.6%
Biotechnology - 2.2%
AbbVie, Inc.	1,515	170,012
Amgen, Inc.	700	130,235
Biogen, Inc.*	850	295,638
BioMarin Pharmaceutical, Inc.*	4,460	402,426
Gilead Sciences, Inc.	1,320	110,616
Incyte Corp.*	2,950	266,356
Regeneron Pharmaceuticals, Inc.*	1,310	480,312
Seattle Genetics, Inc.*	7,240	378,652
Vertex Pharmaceuticals, Inc.*	1,830	305,372

		2,539,619

Health Care Equipment & Supplies - 0.6%
Koninklijke Philips N.V. - NY Shares (Netherlands)	1,380	56,249
Medtronic plc	7,115	611,107

		667,356

Health Care Providers & Services - 0.7%
DaVita, Inc.*[2]	8,140	635,246
Express Scripts Holding Co.*	2,450	193,991

		829,237

Pharmaceuticals - 2.1%
AstraZeneca plc (United Kingdom)[1]	775	53,795
Bristol-Myers Squibb Co.	4,460	279,196
Eli Lilly & Co.	640	52,128
Johnson & Johnson	5,435	751,063
Merck & Co., Inc.	7,320	433,710
Novartis AG - ADR (Switzerland)	6,125	551,618
Perrigo Co. plc	690	62,528

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	4,990	$184,830
Sanofi (France)[1]	565	49,862
Sanofi - ADR (France)	2,510	110,264

		2,528,994

Total Health Care		6,565,206

Industrials - 2.8%
Aerospace & Defense - 0.7%
Arconic, Inc.	9,330	280,460
The Boeing Co.	570	201,991
Lockheed Martin Corp.	300	106,455
Raytheon Co.	370	77,308
United Technologies Corp.	805	111,098

		777,312

Air Freight & Logistics - 0.4%
FedEx Corp.	1,140	299,227
United Parcel Service, Inc. - Class B	920	117,134

		416,361

Airlines - 0.1%
Delta Air Lines, Inc.	800	45,416
Southwest Airlines Co.	730	44,384

		89,800

Commercial Services & Supplies - 0.1%
Covanta Holding Corp.	3,810	62,293
Waste Management, Inc.	1,310	115,843

		178,136

Construction & Engineering - 0.0%##
Comfort Systems USA, Inc.	1,435	61,131

Electrical Equipment - 0.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	2,870	79,988
Eaton Corp. plc	675	56,680
Emerson Electric Co.	895	64,646

		201,314

Industrial Conglomerates - 0.3%
3M Co.	940	235,470
General Electric Co.	1,655	26,761
Honeywell International, Inc.	725	115,761

		377,992

Machinery - 0.0%##
Mueller Water Products, Inc. - Class A	4,625	53,789

Professional Services - 0.6%
Equifax, Inc.	2,060	257,356

2

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Nielsen Holdings plc	11,900	$445,179

		702,535

Road & Rail - 0.4%
Genesee & Wyoming, Inc. - Class A*	2,620	209,207
Kansas City Southern	895	101,251
Union Pacific Corp.	910	121,485

		431,943

Total Industrials		3,290,313

Information Technology - 5.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.	4,290	178,207

Internet Software & Services - 1.3%
Alphabet, Inc. - Class A*	170	200,977
Alphabet, Inc. - Class C*	170	198,890
Facebook, Inc. - Class A*	4,910	917,630
Tencent Holdings Ltd. - Class H (China[1]	3,780	223,351

		1,540,848

IT Services - 1.2%
Automatic Data Processing, Inc.	560	69,233
Broadridge Financial Solutions, Inc.	630	60,738
Euronet Worldwide, Inc.*	2,720	255,326
Infosys Ltd. - ADR (India)	3,200	57,632
International Business Machines Corp.	865	141,600
InterXion Holding N.V. - ADR (Netherlands)*	605	37,964
Mastercard, Inc. - Class A	2,410	407,290
Visa, Inc. - Class A	3,260	404,990

		1,434,773

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	5,770	277,768
Qorvo, Inc.*	9,030	648,083
QUALCOMM, Inc.	1,700	116,025
Skyworks Solutions, Inc.	6,795	660,542
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	4,010	181,693
Texas Instruments, Inc.	3,940	432,100

		2,316,211

Software - 1.2%
Electronic Arts, Inc.*	2,630	333,905
Microsoft Corp.	4,620	438,946
ServiceNow, Inc.*	4,120	613,344

		1,386,195

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	505	$84,552

Total Information Technology		6,940,786

Materials - 1.5%
Chemicals - 0.3%
Ashland Global Holdings, Inc.	575	41,739
DowDuPont, Inc.	1,465	110,725
FMC Corp.	560	51,145
LyondellBasell Industries N.V. - Class A	590	70,706
RPM International, Inc.	1,670	87,174

		361,489

Construction Materials - 0.1%
CRH plc - ADR (Ireland)	1,315	49,168

Containers & Packaging - 0.8%
Ball Corp.	10,378	397,270
Graphic Packaging Holding Co.	6,270	101,260
Sealed Air Corp.	7,515	355,835
Sonoco Products Co.	1,585	86,081

		940,446

Metals & Mining - 0.3%
Antofagasta plc (Chile)[1]	5,100	67,499
First Quantum Minerals Ltd. (Zambia)[2]	5,970	89,016
Lundin Mining Corp. (Canada)	8,640	62,447
Southern Copper Corp. (Peru)	2,430	117,976

		336,938

Total Materials		1,688,041

Real Estate - 2.3%
Equity Real Estate Investment Trusts (REITS) - 2.3%
Acadia Realty Trust	435	10,685
Agree Realty Corp.	195	9,388
Alexandria Real Estate Equities, Inc.	395	51,231
American Campus Communities, Inc.	455	17,499
American Homes 4 Rent - Class A	1,640	34,096
Americold Realty Trust*	950	17,366
Apartment Investment & Management Co. - Class A	925	38,702
AvalonBay Communities, Inc.	275	46,860
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	435	9,495
Bluerock Residential Growth REIT, Inc.	860	7,207
Boston Properties, Inc.	370	45,773
Brandywine Realty Trust	1,110	19,913
Brixmor Property Group, Inc.	450	7,303

3

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Camden Property Trust	230	$19,909
CatchMark Timber Trust, Inc. - Class A	7,685	101,211
Chesapeake Lodging Trust	760	20,801
Colony NorthStar, Inc. - Class A	7,255	65,150
Columbia Property Trust, Inc.	655	14,338
Community Healthcare Trust, Inc.	3,100	82,584
CoreCivic, Inc.	2,755	63,944
Cousins Properties, Inc.	4,990	44,910
Crown Castle International Corp.	1,020	115,025
CubeSmart	1,825	50,242
Digital Realty Trust, Inc.	620	69,409
Education Realty Trust, Inc.	275	9,083
Equinix, Inc.	275	125,177
Equity Commonwealth*	655	19,591
Equity LifeStyle Properties, Inc.	200	17,264
Equity Residential	545	33,577
Essex Property Trust, Inc.	35	8,154
Extra Space Storage, Inc.	365	30,470
First Industrial Realty Trust, Inc.	955	29,471
Forest City Realty Trust, Inc. - Class A	840	19,715
Getty Realty Corp.	880	23,091
GGP, Inc.	1,370	31,551
Global Medical REIT, Inc.	5,315	42,626
HCP, Inc.	1,785	42,983
Healthcare Trust of America, Inc. - Class A	750	20,707
Hibernia REIT plc (Ireland)[1]	9,760	18,564
Host Hotels & Resorts, Inc.	930	19,307
Independence Realty Trust, Inc.	1,430	13,142
Invitation Homes, Inc.	1,407	31,643
Lamar Advertising Co. - Class A	560	40,320
LaSalle Hotel Properties	450	13,743
Life Storage, Inc.	250	20,775
The Macerich Co.	270	17,434
Mid-America Apartment Communities, Inc.	330	31,472
National Retail Properties, Inc.	495	19,642
Outfront Media, Inc.	1,615	36,176
Physicians Realty Trust	1,980	32,274
Plymouth Industrial REIT, Inc.	275	4,846
Prologis, Inc.	995	64,784
Public Storage	155	30,343
Regency Centers Corp.	330	20,760
Rexford Industrial Realty, Inc.	395	11,728
Simon Property Group, Inc.	730	119,260
STAG Industrial, Inc.	1,990	50,387

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
STORE Capital Corp.	1,665	$40,809
Sun Communities, Inc.	320	28,429
Sunstone Hotel Investors, Inc.	1,170	19,714
Taubman Centers, Inc.	140	8,631
Terreno Realty Corp.	325	11,570
UDR, Inc.	690	25,206
UMH Properties, Inc.	1,005	13,447
Unibail-Rodamco S.E. (France)[1]	75	19,229
Urban Edge Properties	1,865	43,604
Ventas, Inc.	385	21,548
VEREIT, Inc.	3,130	22,536
Vornado Realty Trust	510	36,557
Welltower, Inc.	455	27,286
Weyerhaeuser Co.	9,990	375,025

Total Real Estate		2,706,692

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Zayo Group Holdings, Inc.*	8,140	298,738

Wireless Telecommunication Services - 0.1%
NTT DOCOMO, Inc. - ADR (Japan)	3,960	98,802

Total Telecommunication Services		397,540

Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy	665	41,955
Exelon Corp.	695	26,764

		68,719

Independent Power and Renewable Electricity Producers - 0.0%##
Pattern Energy Group, Inc. - Class A	1,430	29,487

Multi-Utilities - 0.0%##
CMS Energy Corp.	1,010	45,197

Total Utilities		143,403

TOTAL COMMON STOCKS
(Identified Cost $28,701,362)		30,542,299

4

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS - 20.0%

Non-Convertible Corporate Bonds - 20.0%
Consumer Discretionary - 2.7%
Auto Components - 0.4%
Airxcel, Inc.[4] , 8.50%, 2/15/2022	38,000	$40,423
Magna International, Inc. (Canada), 4.15%, 10/1/2025	400,000	417,076

		457,499

Household Durables - 0.6%
Century Communities, Inc., 5.875%, 7/15/2025	57,000	57,784
Meritage Homes Corp., 5.125%, 6/6/2027	25,000	25,312
NVR, Inc., 3.95%, 9/15/2022	460,000	474,611
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	25,000	25,281
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	21,000	22,245
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	31,000	31,282
Weekley Homes LLC - Weekley Finance Corp.[4], 6.625%, 8/15/2025	35,000	35,088

		671,603

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.[4], 3.15%, 8/22/2027	290,000	284,421
The Priceline Group, Inc., 3.60%, 6/1/2026	620,000	616,598

		901,019

Media - 0.7%
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 4.464%, 7/23/2022	10,000	10,344
Comcast Corp., 4.40%, 8/15/2035	270,000	289,611
CSC Holdings, LLC, 5.25%, 6/1/2024	48,000	46,800
Discovery Communications LLC, 3.95%, 3/20/2028	470,000	458,302
DISH DBS Corp., 5.875%, 7/15/2022	10,000	9,950
Sirius XM Radio, Inc.[4], 3.875%, 8/1/2022	10,000	9,962

		824,969

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	260,000	260,054

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[4], 4.875%, 5/15/2026	25,000	25,250

Total Consumer Discretionary		3,140,394

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.8%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	390,000	$607,451
PepsiCo, Inc., 3.10%, 7/17/2022	300,000	303,209

		910,660

Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	49,000	45,815

Total Consumer Staples		956,475

Energy - 3.2%
Energy Equipment & Services - 0.1%
McDermott International, Inc.[4], 8.00%, 5/1/2021	35,000	36,006
Trinidad Drilling Ltd. (Canada)[4], 6.625%, 2/15/2025	36,000	35,280

		71,286

Oil, Gas & Consumable Fuels - 3.1%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	420,000	462,429
BP Capital Markets plc (United Kingdom), 3.216%, 11/28/2023	114,000	115,119
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	348,000	356,783
Cheniere Energy Partners LP4, 5.25%, 10/1/2025	35,000	35,656
ConocoPhillips Co., 3.35%, 11/15/2024	258,000	262,579
ConocoPhillips Co., 3.35%, 5/15/2025	49,000	49,401
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	36,000	36,450
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	290,000	286,092
Enviva Partners LP - Enviva Partners Finance Corp., 8.50%, 11/1/2021	34,000	36,337
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	35,000	36,925
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	41,000	42,230
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	55,000	55,481
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	550,000	568,277
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	270,000	305,505
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	47,000	49,350
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	280,000	311,804

5

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[3]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
SemGroup Corp.[4], 6.375%, 3/15/2025		55,000	$55,138
Seven Generations Energy Ltd. (Canada)[4], 5.375%, 9/30/2025		24,000	24,240
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.25%, 2/15/2025		30,000	30,000
Southwestern Energy Co., 6.70%, 1/23/2025		27,000	27,472
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024		49,000	50,102
Williams Partners LP, 3.75%, 6/15/2027		430,000	426,976

			3,624,346

Total Energy			3,695,632

Financials - 6.3%
Banks - 3.6%
Bank of America Corp., 4.00%, 1/22/2025		450,000	460,369
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021		181,000	218,412
Citigroup, Inc., 3.875%, 3/26/2025		610,000	614,660
Intesa Sanpaolo S.p.A. (Italy)[4], 3.875%, 1/12/2028		300,000	292,872
JPMorgan Chase & Co.[5], (3 mo. LIBOR US + 0.935%), 2.776%, 4/25/2023		580,000	572,272
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021		861,000	833,030
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		668,000	688,730
Popular, Inc., 7.00%, 7/1/2019		41,000	42,374
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	31,000	25,293

Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023		11,000	11,937
Santander Holdings USA, Inc.[4], 3.40%, 1/18/2023		400,000	394,918

			4,154,867

Capital Markets - 1.3%
E*TRADE Financial Corp., 2.95%, 8/24/2022		310,000	304,608
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		300,000	308,196
LPL Holdings, Inc.[4], 5.75%, 9/15/2025		24,000	24,480
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.011%, 5/8/2024		390,000	401,895
Morgan Stanley, 5.00%, 11/24/2025		420,000	454,445

			1,493,624

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	15,000	$15,060
Navient Corp., 6.125%, 3/25/2024	25,000	25,500
SLM Corp., 5.125%, 4/5/2022	45,000	46,462

		87,022

Diversified Financial Services - 0.0%##
Oxford Finance, LLC - Oxford Finance Co.-Issuer II, Inc.[4], 6.375%, 12/15/2022	40,000	41,294

Insurance - 1.3%
American International Group, Inc., 4.125%, 2/15/2024	440,000	456,970
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	720,000	770,558
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	280,000	306,600

		1,534,128

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	35,000	36,138

Total Financials		7,347,073

Health Care - 0.5%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	27,000	25,650

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[4], 5.00%, 2/15/2025	26,000	26,390

Health Care Providers & Services - 0.5%
DaVita, Inc., 5.00%, 5/1/2025	35,000	34,869
Express Scripts Holding Co., 3.50%, 6/15/2024	460,000	458,984
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	15,000	15,372
HCA Healthcare, Inc., 6.25%, 2/15/2021	11,000	11,715
HCA, Inc., 3.75%, 3/15/2019	11,000	11,124
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[4], 6.625%, 5/15/2022	25,000	25,000
Tenet Healthcare Corp., 6.75%, 2/1/2020	11,000	11,234

		568,298

Total Health Care		620,338

6

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 0.7%
Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	26,000	$26,650
American Airlines Group, Inc. [4], 5.50%, 10/1/2019	25,000	25,562

		52,212

Construction & Engineering - 0.0%##
Tutor Perini Corp. [4], 6.875%, 5/1/2025	36,000	38,340

Machinery - 0.0%##
Xerium Technologies, Inc., 9.50%, 8/15/2021	27,000	27,439

Marine - 0.0%##
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	45,000	46,069

Trading Companies & Distributors - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	590,000	613,400
Aircastle Ltd., 6.25%, 12/1/2019	15,000	15,731
International Lease Finance Corp., 6.25%, 5/15/2019	26,000	27,159
Park Aerospace Holdings Ltd. (Ireland)[4], 4.50%, 3/15/2023	19,000	18,145

		674,435

Total Industrials		838,495

Information Technology - 1.8%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	61,000	61,610

Internet Software & Services - 0.7%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	420,000	407,601
Tencent Holdings Ltd. (China) [4], 3.595%, 1/19/2028	460,000	453,206

		860,807

Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc., 3.30%, 4/1/2027	610,000	605,614
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	39,000	37,840

		643,454

Software - 0.4%
Activision Blizzard, Inc., 3.40%, 6/15/2027	530,000	517,433

Total Information Technology		2,083,304

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.7%
Chemicals - 0.2%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada) [4], 8.375%, 12/1/2022	32,000	$32,960
NOVA Chemicals Corp. (Canada) [4], 4.875%, 6/1/2024	26,000	26,162
Solvay Finance America LLC (Belgium)[4], 3.40%, 12/3/2020	220,000	223,544

		282,666

Metals & Mining - 1.2%
Anglo American Capital plc (United Kingdom)[4], 9.375%, 4/8/2019	16,000	17,228
Anglo American Capital plc (United Kingdom)[4], 4.00%, 9/11/2027	448,000	443,029
Corp Nacional del Cobre de Chile (Chile)[4], 3.625%, 8/1/2027	650,000	641,264
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	30,000	29,850
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	280,000	287,604
Techniplas LLC[4], 10.00%, 5/1/2020	35,000	28,700

		1,447,675

Paper & Forest Products - 0.3%
Domtar Corp., 4.40%, 4/1/2022	290,000	301,328

Total Materials		2,031,669

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp., 3.30%, 2/15/2021	610,000	616,937
Greystar Real Estate Partners, LLC[4], 5.75%, 12/1/2025	40,000	41,100
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	95,000	93,672
iStar, Inc., 5.25%, 9/15/2022	34,000	33,915
Starwood Property Trust, Inc.[4], 4.75%, 3/15/2025	45,000	44,438

Total Real Estate		830,062

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc., 3.90%, 8/14/2027	620,000	617,298
CenturyLink, Inc., 7.50%, 4/1/2024	25,000	25,187
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	100,000	99,250
Verizon Communications, Inc., 4.125%, 3/16/2027	550,000	565,320

		1,307,055

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc.[4], 9.00%, 11/15/2018	11,000	11,495

7

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT3/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Sprint Communications, Inc., 7.00%, 8/15/2020	11,000	$11,610

		23,105

Total Telecommunication Services		1,330,160

Utilities - 0.5%
Water Utilities - 0.5%
American Water Capital Corp., 2.95%, 9/1/2027	540,000	523,383

TOTAL CORPORATE BONDS (Identified Cost $23,758,736)		23,396,985

MUTUAL FUNDS - 0.0%##
iShares Core Dividend Growth ETF	375	13,669
iShares U.S. Real Estate ETF	345	27,103
Schwab U.S. Dividend Equity ETF	254	13,589

TOTAL MUTUAL FUNDS (Identified Cost $51,609)		54,361

U.S. TREASURY SECURITIES - 20.6%
U.S. Treasury Bonds - 3.4%
U.S. Treasury Bond, 6.25%, 5/15/2030	809,000	1,104,601
U.S. Treasury Bond, 4.75%, 2/15/2037	1,284,000	1,650,742
U.S. Treasury Bond, 2.50%, 2/15/2045	862,000	791,929
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	469,846	467,595

Total U.S. Treasury Bonds (Identified Cost $4,123,479)		4,014,867

U.S. Treasury Notes - 17.2%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,042,059	1,037,463
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	461,336	453,943
U.S. Treasury Note, 1.625%, 4/30/2019	3,401,000	3,384,393
U.S. Treasury Note, 1.375%, 4/30/2020	3,297,000	3,237,371
U.S. Treasury Note, 1.375%, 4/30/2021	3,443,000	3,338,365

	PRINCIPAL AMOUNT[3]	VALUE
U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.125%, 7/31/2021	5,463,000	$5,232,530
U.S. Treasury Note, 1.75%, 4/30/2022	3,507,000	3,406,585

Total U.S. Treasury Notes (Identified Cost $20,388,145)		20,090,650

TOTAL U.S. TREASURY SECURITIES (Identified Cost $24,511,624)		24,105,517

ASSET-BACKED SECURITIES - 4.2%
Capital One Multi-Asset Execution Trust, Series 2016, Class A4, 1.33%, 6/15/2022	200,000	197,080
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	228,000	225,561
Chesapeake Funding II LLC, Series 2016-2A, Class A1[4], 1.88%, 6/15/2028	304,003	303,205
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	150,000	149,099
Colony American Homes, Series 2015-1A, Class A4,6, (1 mo. LIBOR US + 1.200%), 2.754%, 7/17/2032	229,730	230,489
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	255,000	253,759
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[4], 1.64%, 3/20/2020	141,557	141,407
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	45,950	45,918
GM Financial Automobile Leasing Trust, Series 2016-3, Class A4, 1.78%, 5/20/2020	225,000	223,671
Invitation Homes Trust, Series 2015-SFR3, Class A4,6, (1 mo. LIBOR US + 1.300%), 2.859%, 8/17/2032	257,581	258,620
Invitation Homes Trust, Series 2017-SFR2, Class A4,6, (1 mo. LIBOR US + 0.850%), 2.406%, 12/17/2036	79,666	80,162
Invitation Homes Trust, Series 2017-SFR2, Class B4,7, (1 mo. LIBOR US + 1.150%), 2.706%, 12/17/2036	60,000	60,370
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	150,000	146,584

8

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	127,987	$126,845
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	549,693	550,133
SoFi Consumer Loan Program LLC, Series 2016-5, Class A4, 3.06%, 9/25/2028	276,102	276,665
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	230,009	229,198
SoFi Professional Loan Program LLC, Series 2015-D, Class A2[4], 2.72%, 10/27/2036	131,129	129,954
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B4, 2.74%, 10/25/2032	100,000	99,145
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B4, 2.49%, 1/25/2036	280,000	274,647
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	95,500	94,909
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	97,938	97,484
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	75,000	74,319
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A4, 2.39%, 2/25/2042	175,000	175,116
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	221,000	216,167
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	200,000	196,058
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.45%, 8/15/2019	100,000	99,447

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,991,078)		4,956,012

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/10/2035	567,000	548,443
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A4, 3.531%, 10/15/2034	260,000	264,316

	PRINCIPAL AMOUNT[3]	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	545,000	$545,336
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,7], 2.50%, 5/25/2043	165,215	153,566
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,7], 2.13%, 2/25/2043	113,830	106,447
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[7], 3.06%, 7/25/2023	664,000	672,500
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[7], 3.458%, 8/25/2023	727,000	750,708
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	518,000	518,327
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	342,000	343,028
FREMF Mortgage Trust, Series 2011-K702, Class B4,7, 4.793%, 4/25/2044	136,000	135,744
FREMF Mortgage Trust, Series 2013-K712, Class B4,7, 3.362%, 5/25/2045	135,000	136,410
FREMF Mortgage Trust, Series 2014-K41, Class B4,7, 3.832%, 11/25/2047	273,000	276,456
FREMF Mortgage Trust, Series 2014-K716, Class B4,7, 3.95%, 8/25/2047	451,000	458,004
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,7], 3.382%, 12/15/2034	305,000	306,770
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,7], 3.382%, 12/15/2034	1,290,000	1,289,372
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,7], 3.50%, 5/25/2043	95,829	96,008
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,7], 3.00%, 6/25/2029	130,605	129,641
JP Morgan Mortgage Trust, Series 2017-2, Class A5[4,7], 3.50%, 5/25/2047	356,700	359,695
JP Morgan Mortgage Trust, Series 2017-2, Class A6[4,7], 3.00%, 5/25/2047	383,122	380,363

9

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2017-3, Class 1A3[4,7], 3.50%, 8/25/2047		360,800	$360,236
JP Morgan Mortgage Trust, Series 2017-6, Class A3[4,7], 3.50%, 12/25/2048		247,274	246,811
JP Morgan Mortgage Trust, Series 2017-6, Class A5[4,7], 3.50%, 12/25/2048		295,911	298,211
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,7], 3.75%, 11/25/2054		120,180	121,720
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,7], 3.75%, 8/25/2055		130,020	131,812
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,7], 3.75%, 11/25/2056		166,904	169,099
SCG Trust, Series 2013-SRP1, Class AJ4,6, (1 mo. LIBOR US + 1.950%), 3.509%, 11/15/2026		442,000	440,699
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043		132,032	129,131
Starwood Retail Property Trust, Series 2014-STAR, Class A4,6,(1 mo. LIBOR US + 1.220%), 2.779%, 11/15/2027		265,146	264,984
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,7], 2.50%, 10/25/2056		272,025	268,677
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,7], 4.869%, 2/15/2044		354,657	372,509
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,7], 3.50%, 1/20/2045		139,653	139,391
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,7], 3.50%, 3/20/2045		127,524	127,639

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $10,685,955)			10,542,053

FOREIGN GOVERNMENT BONDS - 2.3%
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	27,000	22,412
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	33,000	27,603
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		1,000,000	989,954
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		600,000	585,726
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	733,000	39,807

	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	275,000	$14,330
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	504,000	26,060
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	92,000	4,962
Province of Ontario (Canada), 2.00%, 9/27/2018		211,000	210,943
Province of Ontario (Canada), 1.25%, 6/17/2019		206,000	203,190
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	60,000	46,371
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		504,000	495,116
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	33,000	47,063

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,730,419)			2,713,537

U.S. GOVERNMENT AGENCIES - 9.8%

Mortgage-Backed Securities - 8.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		28,176	29,092
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		33,690	34,775
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		103,624	110,231
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		107,258	114,112
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		253,969	264,881
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		91,232	102,441
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		81,213	91,377
Fannie Mae, Pool #890294, 5.50%, 1/1/2039		102,175	112,150
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		54,480	59,767
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039		62,380	69,793
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		127,277	135,328
Fannie Mae, Pool #890326, 5.50%, 1/1/2040		110,332	121,185
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040		80,604	89,976
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040		108,669	121,942
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		114,790	119,123
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041		168,956	179,320
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043		88,049	91,352

10

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	148,309	$156,462
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	153,772	164,123
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	309,702	313,543
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	131,797	136,386
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	281,347	284,287
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	221,900	224,221
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	135,755	140,312
Fannie Mae, Pool #AS7568, 4.50%, 7/1/2046	153,192	161,537
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	144,184	149,054
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	114,413	118,277
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	105,345	108,925
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	147,739	156,649
Fannie Mae, Pool #CA0241, 4.00%, 8/1/2047	559,860	581,399
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	183,080	189,973
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	567,296	598,836
Fannie Mae, Pool #AL8674, 5.655%, 1/1/2049	180,532	195,747
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	106,932	113,609
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	145,226	154,526
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	115,287	120,442
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	76,478	79,898
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	230,220	240,524
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	48,968	54,813
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	46,920	51,401
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	42,246	46,329
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	176,841	187,052
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	176,449	186,615
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	150,366	159,016
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	243,584	247,207

	PRINCIPAL AMOUNT3/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	205,892	$208,951
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	157,184	162,862
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	273,323	283,560
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	196,351	203,003
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	305,348	308,826
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	188,409	198,517
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	263,659	272,591
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	287,984	297,740
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	233,519	246,874

Total Mortgage-Backed Securities (Identified Cost $9,504,870)		9,350,932

Other Agencies - 1.8%
Fannie Mae, 2.625%, 9/6/2024 (Identified Cost $2,232,977)	2,176,000	2,162,896

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $11,737,847)		11,513,828

SHORT-TERM INVESTMENT - 8.1%
Dreyfus Government Cash Management[8], 1.21%,
(Identified Cost $9,495,949)	9,495,949	9,495,949

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Identified Cost $116,664,579)		117,320,541

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $15,235)		(18,796)

TOTAL INVESTMENTS - 100.1%
(Identified Cost $116,649,344)		117,301,745
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(144,284)

NET ASSETS - 100%		$117,157,461

11

Investment Portfolio - January 31, 2018

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

GBP - British Pound

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Skyworks Solutions, Inc.	11	02/09/2018	$112.00	107	$(110)
Amazon.com, Inc.	1	02/16/2018	1,350.00	145	(12,235)
Arconic, Inc.	39	02/16/2018	32.00	117	(1,443)
Seattle Genetics, Inc.	20	02/16/2018	60.00	105	(500)

					(14,288)
Put
Amazon.com, Inc.	1	02/02/2018	1,110.00	145	(68)
Electronic Arts, Inc.	12	02/02/2018	97.50	152	(60)
Facebook, Inc.	7	02/02/2018	170.00	131	(350)
Mastercard, Inc.	8	02/16/2018	140.00	135	(64)
Microsoft Corp.	15	02/16/2018	82.50	143	(270)
Qorvo, Inc.	21	02/16/2018	60.00	151	(798)
Regeneron Pharmaceuticals, Inc.	3	02/16/2018	360.00	150	(2,898)

					(4,508)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(18,796)

*Non-income producing security.

##Less than 0.1% .

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of Jan 31, 2018, the total value of such securities was $724,262.

3Amount is stated in USD unless otherwise noted.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $15,407,692 or 13.2%, of the Series’ net assets as of January 31, 2018.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2018.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2018.

7Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2018.

8Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments).A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Investment Portfolio - January 31, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$2,213,724	$2,213,724	$—	$—
Consumer Staples	2,863,984	1,774,375	1,089,609	—
Energy	1,655,276	1,617,009	38,267	—
Financials	2,077,334	2,077,334	—	—
Health Care	6,565,206	6,461,549	103,657	—
Industrials	3,290,313	3,290,313	—	—
Information Technology	6,940,786	6,717,435	223,351	—
Materials	1,688,041	1,620,542	67,499	—
Real Estate	2,706,692	2,659,404	47,288	—
Telecommunication Services	397,540	397,540	—	—
Utilities	143,403	143,403	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	35,619,345	—	35,619,345	—
Corporate debt:
Consumer Discretionary	3,140,394	—	3,140,394	—
Consumer Staples	956,475	—	956,475	—
Energy	3,695,632	—	3,695,632	—
Financials	7,347,073	—	7,347,073	—
Health Care	620,338	—	620,338	—
Industrials	838,495	—	838,495	—
Information Technology	2,083,304	—	2,083,304	—
Materials	2,031,669	—	2,031,669	—
Real Estate	830,062	—	830,062	—
Telecommunication Services	1,330,160	—	1,330,160	—
Utilities	523,383	—	523,383	—
Asset-backed securities	4,956,012	—	4,956,012	—
Commercial mortgage-backed securities	10,542,053	—	10,542,053	—
Foreign government bonds	2,713,537	—	2,713,537	—
Mutual funds	9,550,310	9,550,310	—	—

Total assets	117,320,541	38,522,938	78,797,603	—

Liabilities:
Other financial instruments*:
Equity contracts	(18,796)	(18,626)	(170)	—

Total liabilities	(18,796)	(18,626)	(170)	—

Total	$117,301,745	$38,504,312	$78,797,433	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

13

Investment Portfolio - January 31, 2018

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS - 29.8%

Consumer Discretionary - 2.1%
Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	26,000	$23,297

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	370	21,059
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	1,300	22,495
Jollibee Foods Corp. (Philippines)[1]	3,105	17,221

		60,775

Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	350	18,264

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc.*	280	406,249
The Priceline Group, Inc.*	820	1,567,881

		1,974,130

Leisure Products - 0.0%##
Trigano S.A. (France)[1]	160	31,060

Media - 0.0%##
Quebecor, Inc. - Class B (Canada)	615	12,000
Shaw Communications, Inc. - Class B (Canada)	275	6,003

		18,003

Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	1,470	17,468

Specialty Retail - 0.0%##
Industria de Diseno Textil S.A. (Spain)[1]	495	17,712

Textiles, Apparel & Luxury Goods - 0.5%
ANTA Sports Products Ltd. (China)[1]	6,000	28,789
Lululemon Athletica, Inc.*	8,080	631,937

		660,726

Total Consumer Discretionary		2,821,435

Consumer Staples - 3.0%
Beverages - 2.2%
Ambev S.A. - ADR (Brazil)	121,000	831,270
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	10,280	1,164,315
Diageo plc (United Kingdom)[1]	25,960	934,362
Treasury Wine Estates Ltd. (Australia)[1]	1,960	26,998

		2,956,945

Food & Staples Retailing - 0.1%
Puregold Price Club, Inc. (Philippines)[1]	25,335	26,323

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Raia Drogasil S.A. (Brazil)	700	$18,550
Robinsons Retail Holdings, Inc. (Philippines)[1]	13,890	25,614

		70,487

Food Products - 0.1%
Danone S.A. (France)[1]	345	29,693
Kerry Group plc - Class A (Ireland)[1]	335	35,707
M Dias Branco S.A. (Brazil)	1,100	19,773
Nestle S.A. (Switzerland)[1]	420	36,280

		121,453

Personal Products - 0.6%
Beiersdorf AG (Germany)[1]	185	21,935
Unilever plc - ADR (United Kingdom)	13,590	767,427

		789,362

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	265	18,047
Japan Tobacco, Inc. (Japan)[1]	1,100	36,454

		54,501

Total Consumer Staples		3,992,748

Energy - 1.3%
Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc.*	14,030	248,050
Ensco plc - Class A	20,460	120,716
Schlumberger Ltd.[2]	11,180	822,624
Transocean Ltd.*	35,160	379,376

		1,570,766

Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	1,315	12,098
China Petroleum & Chemical Corp. - Class H (China)[1]	22,000	19,017
Galp Energia SGPS S.A. (Portugal)[1]	1,775	33,907
Repsol S.A. (Spain)[1]	1,395	26,255
Royal Dutch Shell plc - Class B - ADR (Netherlands)	490	35,246
SK Innovation Co. Ltd. (South Korea)[1]	95	18,192
Suncor Energy, Inc. (Canada)	475	17,208
TOTAL S.A. (France)[1]	455	26,381
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	760	17,404

1

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
YPF S.A. - ADR (Argentina)	990	$23,908

		229,616

Total Energy		1,800,382

Financials - 0.8%
Banks - 0.3%
Bankia S.A. (Spain)[1]	4,045	20,479
Banque Cantonale Vaudoise (Switzerland)[1]	25	21,029
BPER Banca (Italy)[1]	2,980	17,392
CaixaBank S.A. (Spain)[1]	3,880	20,929
Credit Agricole S.A. (France)[1]	1,860	35,068
Erste Group Bank AG (Austria)[1]	355	17,881
Eurobank Ergasias S.A. (Greece)*[1]	24,430	27,233
FinecoBank Banca Fineco S.p.A. (Italy)[1]	2,840	35,310
Grupo Financiero Galicia S.A. - ADR (Argentina)	410	28,618
Grupo Supervielle S.A. - ADR (Argentina)	670	21,420
Itau Unibanco Holding S.A. (Brazil)	1,100	18,043
Jyske Bank A/S (Denmark)[1]	310	17,921
KBC Group N.V. (Belgium)[1]	450	43,266
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	1,400	17,693
Swedbank A.B. - Class A (Sweden)[1]	700	17,902
Sydbank A/S (Denmark)[1]	435	17,790

		377,974

Capital Markets - 0.5%
Amundi S.A. (France)[1,3]	490	46,236
Banca Generali S.p.A. (Italy)[1]	710	26,595
BlackRock, Inc.	700	393,260
Bolsas y Mercados Argentinos S.A. (Argentina)*	985	18,057
EFG International AG (Switzerland)[1]	2,395	26,928
Euronext N.V. (Netherlands)[1,3]	665	45,050
Julius Baer Group Ltd. (Switzerland)[1]	475	32,631
Natixis S.A. (France)[1]	3,880	35,331

		624,088

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	645	32,606

Total Financials		1,034,668

Health Care - 7.3%
Biotechnology - 3.2%
Biogen, Inc.*	1,680	584,321

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.*	8,770	$791,317
Incyte Corp.*	6,420	579,662
Regeneron Pharmaceuticals, Inc.*	2,640	967,956
Seattle Genetics, Inc.*	14,230	744,229
Vertex Pharmaceuticals, Inc.*	3,590	599,063

		4,266,548

Health Care Equipment & Supplies - 0.8%
Medtronic plc	11,945	1,025,956

Health Care Providers & Services - 1.3%
DaVita, Inc.*	16,010	1,249,420
Express Scripts Holding Co.*	4,810	380,856
Fleury S.A. (Brazil)	3,000	28,249
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	265	30,545
Orpea (France)[1]	285	35,570

		1,724,640

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	500	16,745
QIAGEN N.V.*[1]	630	21,071
Tecan Group AG (Switzerland)[1]	80	17,708

		55,524

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.[2]	6,200	388,120
Hypermarcas S.A. (Brazil)	2,400	27,375
Johnson & Johnson	5,590	772,482
Kalbe Farma Tbk PT (Indonesia)[1]	210,900	26,228
Merck & Co., Inc.	6,500	385,125
Novartis AG - ADR (Switzerland)	11,330	1,020,380
Perrigo Co. plc	390	35,342

		2,655,052

Total Health Care		9,727,720

Industrials - 2.8%
Aerospace & Defense - 0.4%
Arconic, Inc.	18,350	551,601

Air Freight & Logistics - 0.4%
FedEx Corp.[2]	2,250	590,580

Airlines - 0.0%##
Azul S.A. - ADR (Brazil)*	625	18,244
Ryanair Holdings plc - ADR (Ireland)*	295	36,199

		54,443

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	750	43,564

2

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Building Products (continued)
Geberit AG (Switzerland)[1]	60	$28,418

		71,982

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	23,000	35,027
Elis S.A. (France)[1]	1,050	29,336
SPIE S.A. (France)[1]	1,410	35,042

		99,405

Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	395	47,888
Vinci S.A. (France)[1]	615	66,469

		114,357

Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	330	27,455

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	475	72,107

Machinery - 0.1%
FANUC Corp. (Japan)[1]	100	27,142
Jungheinrich AG (Germany)[1]	645	31,898
KION Group AG (Germany)[1]	385	35,387
Metso OYJ (Finland)[1]	675	23,567
The Weir Group plc (United Kingdom)[1]	2,045	64,114

		182,108

Professional Services - 1.0%
Equifax, Inc.	4,040	504,717
Nielsen Holdings plc	21,740	813,293
Randstad Holding N.V. (Netherlands)[1]	495	34,942
RELX plc (United Kingdom)[1]	1,215	26,888

		1,379,840

Road & Rail - 0.3%
Genesee & Wyoming, Inc. - Class A*	4,970	396,854

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	1,185	35,423
Brenntag AG (Germany)[1]	460	29,862
Howden Joinery Group plc (United Kingdom)[1]	1,850	12,199

		77,484

Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,3]	320	69,682

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,100	$5,602
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	55	5,767

		81,051

Total Industrials		3,699,267

Information Technology - 8.4%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)[1]	995	18,059
Hexagon A.B. - Class B (Sweden)[1]	455	27,130
Hitachi Ltd. (Japan)[1]	6,000	47,879
Hollysys Automation Technologies Ltd. (China)	685	17,378
Keyence Corp. (Japan)[1]	100	61,111

		171,557

Internet Software & Services - 2.5%
Alibaba Group Holding Ltd. - ADR (China)*	430	87,845
Alphabet, Inc. - Class A*	340	401,955
Alphabet, Inc. - Class C*	340	397,780
Facebook, Inc. - Class A*	9,620	1,797,882
NetEase, Inc. - ADR (China)	55	17,609
Tencent Holdings Ltd. - Class H (China)[1]	9,800	579,057

		3,282,128

IT Services - 1.7%
Amdocs Ltd.	600	41,040
Euronet Worldwide, Inc.*	5,320	499,388
InterXion Holding N.V. - ADR (Netherlands)*	580	36,395
Mastercard, Inc. - Class A	4,740	801,060
Pagseguro Digital Ltd. - Class A (Brazil)*	430	12,014
Sopra Steria Group (France)[1]	175	35,516
Visa, Inc. - Class A	6,400	795,072

		2,220,485

Semiconductors & Semiconductor Equipment - 2.2%
Qorvo, Inc.*	17,740	1,273,200
Skyworks Solutions, Inc.	12,470	1,212,209
Texas Instruments, Inc.	3,590	393,715

		2,879,124

Software - 1.9%
Atlassian Corp. plc - Class A (Australia)*	220	11,876

3

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Dassault Systemes S.E. (France)[1]	310	$35,738
Electronic Arts, Inc.*[2]	5,160	655,114
Microsoft Corp.	6,410	609,014
Nexon Co. Ltd. (Japan)*[1]	915	30,571
ServiceNow, Inc.*	8,100	1,205,847
Sophos Group plc (United Kingdom)[1,3]	2,965	27,003
Temenos Group AG (Switzerland)[1]	130	17,966

		2,593,129

Total Information Technology		11,146,423

Materials - 1.7%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)[1]	385	36,033
Croda International plc (United Kingdom)[1]	560	35,639
Mexichem, S.A.B. de C.V. (Mexico)	4,100	11,629
Solvay S.A. (Belgium)[1]	225	32,579

		115,880

Construction Materials - 0.0%##
Loma Negra Cia Industrial Argentina S.A. - ADR (Argentina)*	1,120	26,611
Wienerberger AG (Austria)[1]	970	26,469

		53,080

Containers & Packaging - 1.0%
Ball Corp.	20,260	775,553
Sealed Air Corp.	10,380	491,493

		1,267,046

Metals & Mining - 0.6%
Antofagasta plc (Chile)[1]	13,660	180,791
First Quantum Minerals Ltd. (Zambia)	14,430	215,160
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	11,300	39,901
Lundin Mining Corp. (Canada)	23,445	169,452
Southern Copper Corp. (Peru)	4,320	209,736

		815,040

Total Materials		2,251,046

Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITS) - 1.8%
Acadia Realty Trust	440	10,806
Agree Realty Corp.	195	9,387
Alexandria Real Estate Equities, Inc.	375	48,638

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	440	$16,922
American Homes 4 Rent - Class A	1,660	34,511
Americold Realty Trust*	800	14,624
Apartment Investment & Management Co. - Class A	900	37,656
AvalonBay Communities, Inc.	280	47,712
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	415	9,054
Bluerock Residential Growth REIT, Inc.	870	7,291
Boston Properties, Inc.	370	45,773
Brandywine Realty Trust	1,090	19,555
Brixmor Property Group, Inc.	440	7,141
Camden Property Trust	230	19,909
CatchMark Timber Trust, Inc. - Class A	1,710	22,521
Chesapeake Lodging Trust	770	21,075
Colony NorthStar, Inc. - Class A	2,610	23,438
Columbia Property Trust, Inc.	545	11,930
Community Healthcare Trust, Inc.	1,355	36,097
CoreCivic, Inc.	1,455	33,771
Cousins Properties, Inc.	4,460	40,140
Crown Castle International Corp.	305	34,395
CubeSmart	890	24,502
Digital Realty Trust, Inc.	380	42,541
Education Realty Trust, Inc.	275	9,083
Equinix, Inc.	215	97,866
Equity Commonwealth*	645	19,292
Equity LifeStyle Properties, Inc.	190	16,401
Equity Residential	550	33,886
Essex Property Trust, Inc.	35	8,154
Extra Space Storage, Inc.	370	30,888
First Industrial Realty Trust, Inc.	915	28,237
Forest City Realty Trust, Inc. - Class A	835	19,597
Getty Realty Corp.	730	19,155
GGP, Inc.	1,365	31,436
Global Medical REIT, Inc.	2,475	19,850
HCP, Inc.	1,460	35,157
Healthcare Trust of America, Inc. - Class A	760	20,984
Hibernia REIT plc (Ireland)[1]	9,625	18,307
Host Hotels & Resorts, Inc.	940	19,514
Independence Realty Trust, Inc.	1,410	12,958
Invitation Homes, Inc.	1,410	31,711
Lamar Advertising Co. - Class A	250	18,000

4

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
LaSalle Hotel Properties	450	$13,743
Life Storage, Inc.	225	18,698
The Macerich Co.	270	17,434
Mid-America Apartment Communities, Inc.	325	30,995
National Retail Properties, Inc.	500	19,840
Outfront Media, Inc.	725	16,240
Physicians Realty Trust	2,005	32,682
Plymouth Industrial REIT, Inc.	275	4,846
Prologis, Inc.	970	63,157
Public Storage	140	27,406
Regency Centers Corp.	335	21,075
Rexford Industrial Realty, Inc.	325	9,649
Simon Property Group, Inc.	725	118,443
STAG Industrial, Inc.	1,085	27,472
STORE Capital Corp.	770	18,873
Sun Communities, Inc.	270	23,987
Sunstone Hotel Investors, Inc.	1,175	19,799
Taubman Centers, Inc.	140	8,631
Terreno Realty Corp.	270	9,612
UDR, Inc.	695	25,388
UMH Properties, Inc.	985	13,179
Unibail-Rodamco S.E. (France)[1]	145	37,176
Urban Edge Properties	1,580	36,940
Ventas, Inc.	315	17,631
VEREIT, Inc.	3,020	21,744
Vornado Realty Trust	515	36,915
Welltower, Inc.	370	22,189
Weyerhaeuser Co.	14,485	543,767

		2,367,376

Real Estate Management & Development - 0.0%##
Aliansce Shopping Centers S.A. (Brazil)*	3,100	17,728
Iguatemi Empresa de Shopping Centers S.A. (Brazil)	1,300	17,546
Nexity S.A. (France)[1]	435	26,212

		61,486

Total Real Estate		2,428,862

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Iliad S.A. (France)[1]	115	29,755
Zayo Group Holdings, Inc.*	16,460	604,081

Total Telecommunication Services		633,836

	SHARES/ PRINCIPAL AMOUNT[4]	VALUE

COMMON STOCKS (continued)

Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	385	$27,142

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	51,000	37,226
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	104,000	35,945

		73,171

Total Utilities		100,313

TOTAL COMMON STOCKS
(Identified Cost $37,353,440)		39,636,700

CORPORATE BONDS - 14.7%

Non-Convertible Corporate Bonds - 14.7%
Consumer Discretionary - 2.0%
Auto Components - 0.3%
Airxcel, Inc.[3], 8.50%, 2/15/2022	46,000	48,933
Magna International, Inc. (Canada), 4.15%, 10/1/2025	332,000	346,173

		395,106

Household Durables - 0.5%
Century Communities, Inc., 5.875%, 7/15/2025	58,000	58,798
Meritage Homes Corp., 5.125%, 6/6/2027	31,000	31,388
NVR, Inc., 3.95%, 9/15/2022	370,000	381,752
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	30,000	30,338
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	24,000	25,422
Weekley Homes LLC - Weekley
Finance Corp., 6.00%, 2/1/2023	38,000	38,345
Weekley Homes LLC - Weekley
Finance Corp.[3], 6.625%, 8/15/2025	39,000	39,098

		605,141

Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc.[3], 3.15%, 8/22/2027	230,000	225,575
The Priceline Group, Inc., 3.60%, 6/1/2026	460,000	457,476

		683,051

5

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media - 0.5%
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 4.464%, 7/23/2022	10,000	$10,344
Comcast Corp., 4.40%, 8/15/2035	210,000	225,253
CSC Holdings, LLC, 5.25%, 6/1/2024	54,000	52,650
Discovery Communications LLC, 3.95%, 3/20/2028	380,000	370,542
DISH DBS Corp., 5.875%, 7/15/2022	10,000	9,950
Sirius XM Radio, Inc.[3], 3.875%, 8/1/2022	10,000	9,962

		678,701

Multiline Retail - 0.2%
Dollar General Corp., 3.25%, 4/15/2023	227,000	227,047

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[3], 4.875%, 5/15/2026	30,000	30,300

Total Consumer Discretionary		2,619,346

Consumer Staples - 0.6%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	290,000	451,694
PepsiCo, Inc., 3.10%, 7/17/2022	230,000	232,460

		684,154

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	60,000	56,100

Total Consumer Staples		740,254

Energy - 2.4%
Energy Equipment & Services - 0.1%
McDermott International, Inc.[3], 8.00%, 5/1/2021	40,000	41,150
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	44,000	43,120

		84,270

Oil, Gas & Consumable Fuels - 2.3%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	310,000	341,316
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	464,000	475,710
Cheniere Energy Partners LP3, 5.25%, 10/1/2025	39,000	39,731

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co., 3.35%, 5/15/2025	225,000	$226,842
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	44,000	44,550
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	230,000	226,901
Enviva Partners LP - Enviva Partners Finance Corp., 8.50%, 11/1/2021	39,000	41,681
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	43,000	45,365
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	41,000	42,230
Jonah Energy LLC - Jonah Energy Finance Corp.[3], 7.25%, 10/15/2025	60,000	60,525
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	440,000	454,621
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	200,000	226,300
Rockies Express Pipeline, LLC[3], 5.625%, 4/15/2020	53,000	55,650
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	210,000	233,853
SemGroup Corp.[3], 6.375%, 3/15/2025	60,000	60,150
Seven Generations Energy Ltd. (Canada)[3], 5.375%, 9/30/2025	27,000	27,270
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	35,000	35,000
Southwestern Energy Co., 6.70%, 1/23/2025	31,000	31,542
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[3], 5.50%, 9/15/2024	56,000	57,260
Williams Partners LP, 3.75%, 6/15/2027	340,000	337,609

		3,064,106

Total Energy		3,148,376

Financials - 4.6%
Banks - 2.6%
Bank of America Corp., 4.00%, 1/22/2025	330,000	337,604
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	176,000	212,379
Citigroup, Inc., 3.875%, 3/26/2025	450,000	453,438

6

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Intesa Sanpaolo S.p.A. (Italy)[3], 3.875%, 1/12/2028	250,000	$244,060
JPMorgan Chase & Co.[5], (3 mo. LIBOR US + 0.935%), 2.776%, 4/25/2023	460,000	453,871
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021	906,000	876,568
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	478,000	492,834
Popular, Inc., 7.00%, 7/1/2019	47,000	48,574
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD 60,000	48,954
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023	12,000	13,022
Santander Holdings USA, Inc.[3], 3.40%, 1/18/2023	320,000	315,934

		3,497,238

Capital Markets - 0.9%
E*TRADE Financial Corp., 2.95%, 8/24/2022	230,000	225,999
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	220,000	226,010
LPL Holdings, Inc.[3], 5.75%, 9/15/2025	28,000	28,560
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.011%, 5/8/2024	344,000	354,492
Morgan Stanley, 5.00%, 11/24/2025	350,000	378,704

		1,213,765

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	17,000	17,068
Navient Corp., 6.125%, 3/25/2024	28,000	28,560
SLM Corp., 5.125%, 4/5/2022	45,000	46,462

		92,090

Diversified Financial Services - 0.0%##
Oxford Finance, LLC - Oxford Finance Co.-Issuer II, Inc.[3], 6.375%, 12/15/2022	40,000	41,294

Insurance - 0.9%
American International Group, Inc., 4.125%, 2/15/2024	330,000	342,727
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	530,000	567,217

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	230,000	$251,850

		1,161,794

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	42,000	43,365

Total Financials		6,049,546

Health Care - 0.4%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	30,000	28,500

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[3], 5.00%, 2/15/2025	30,000	30,450

Health Care Providers & Services - 0.4%
DaVita, Inc., 5.00%, 5/1/2025	39,000	38,854
Express Scripts Holding Co., 3.50%, 6/15/2024	340,000	339,249
Fresenius Medical Care US Finance II, Inc. (Germany)[3], 6.50%, 9/15/2018	17,000	17,422
HCA Healthcare, Inc., 6.25%, 2/15/2021	12,000	12,780
HCA, Inc., 3.75%, 3/15/2019	12,000	12,135
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[3], 6.625%, 5/15/2022	30,000	30,000
Tenet Healthcare Corp., 6.75%, 2/1/2020	12,000	12,255

		462,695

Total Health Care		521,645

Industrials - 0.5%
Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	28,000	28,700
American Airlines Group, Inc.[3], 5.50%, 10/1/2019	27,000	27,608

		56,308

Construction & Engineering - 0.0%##
Tutor Perini Corp.[3], 6.875%, 5/1/2025	44,000	46,860

7

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery - 0.0%##
Xerium Technologies, Inc., 9.50%, 8/15/2021	34,000	$34,552

Marine - 0.0%##
Global Ship Lease, Inc. (United
Kingdom)[3], 9.875%, 11/15/2022	50,000	51,188

Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	405,000	421,064
Aircastle Ltd., 6.25%, 12/1/2019	15,000	15,731
International Lease Finance Corp., 6.25%, 5/15/2019	31,000	32,382
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	22,000	21,010

		490,187

Total Industrials		679,095

Information Technology - 1.3%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	71,000	71,710

Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	370,000	359,077
Tencent Holdings Ltd. (China)[3], 3.595%, 1/19/2028	420,000	413,797

		772,874

Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc., 3.30%, 4/1/2027	460,000	456,693
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	43,000	41,720

		498,413

Software - 0.3%
Activision Blizzard, Inc., 3.40%, 6/15/2027	463,000	452,022

Total Information Technology		1,795,019

Materials - 1.2%
Chemicals - 0.2%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3], 8.375%, 12/1/2022	38,000	39,140
NOVA Chemicals Corp. (Canada)[3], 4.875%, 6/1/2024	32,000	32,200

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	203,000	$206,270

		277,610

Metals & Mining - 0.8%
Anglo American Capital plc (United Kingdom)[3], 9.375%, 4/8/2019	19,000	20,459
Anglo American Capital plc (United Kingdom)[3], 4.00%, 9/11/2027	417,000	412,373
Corp Nacional del Cobre de Chile (Chile)[3], 3.625%, 8/1/2027	422,000	416,328
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	30,000	29,850
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	220,000	225,974
Techniplas LLC[3], 10.00%, 5/1/2020	43,000	35,261

		1,140,245

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	220,000	228,593

Total Materials		1,646,448

Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.5%
American Tower Corp., 3.30%, 2/15/2021	450,000	455,118
Greystar Real Estate Partners, LLC[3], 5.75%, 12/1/2025	45,000	46,238
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	92,000	90,714
iStar, Inc., 5.25%, 9/15/2022	36,000	35,910
Starwood Property Trust, Inc.[3], 4.75%, 3/15/2025	45,000	44,437

Total Real Estate		672,417

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc., 3.90%, 8/14/2027	500,000	497,821
CenturyLink, Inc., 7.50%, 4/1/2024	30,000	30,225
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	101,000	100,242
Verizon Communications, Inc., 4.125%, 3/16/2027	450,000	462,535

		1,090,823

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc.[3], 9.00%, 11/15/2018	12,000	12,540

8

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT4/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Sprint Communications, Inc., 7.00%, 8/15/2020	12,000	$12,665

		25,205

Total Telecommunication Services		1,116,028

Utilities - 0.4%
Water Utilities - 0.4%
American Water Capital Corp., 2.95%, 9/1/2027	510,000	494,306

TOTAL CORPORATE BONDS
(Identified Cost $19,772,178)		19,482,480

MUTUAL FUNDS - 0.1%
Global X MSCI Greece ETF	2,355	26,564
iShares MSCI Eurozone ETF	1,510	70,094
iShares MSCI Russia ETF	475	17,847
iShares U.S. Real Estate ETF	340	26,710

TOTAL MUTUAL FUNDS
(Identified Cost $130,390)		141,215

U.S. TREASURY SECURITIES - 15.2%

U.S. Treasury Bonds - 3.7%
U.S. Treasury Bond, 6.25%, 5/15/2030	784,000	1,070,466
U.S. Treasury Bond, 4.75%, 2/15/2037	1,246,000	1,601,889
U.S. Treasury Bond, 2.50%, 2/15/2045	872,000	801,116
U.S. Treasury Bond, 3.00%, 5/15/2047	800,000	808,719
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	619,730	616,760

Total U.S. Treasury Bonds
(Identified Cost $5,014,378)		4,898,950

U.S. Treasury Notes - 11.5%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	798,845	795,322
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	596,734	587,172
U.S. Treasury Note, 1.375%, 4/30/2020	2,187,000	2,147,446
U.S. Treasury Note, 1.375%, 4/30/2021	2,209,000	2,141,867
U.S. Treasury Note, 1.75%, 4/30/2022	2,206,000	2,142,836
U.S. Treasury Note, 2.00%, 7/31/2022	4,428,000	4,336,153

	PRINCIPAL AMOUNT[4]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 1.625%, 5/15/2026	1,163,000	$1,069,369
U.S. Treasury Note, 2.375%, 5/15/2027	2,199,000	2,136,466

Total U.S. Treasury Notes
(Identified Cost $15,637,849)		15,356,631

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $20,652,227)		20,255,581

ASSET-BACKED SECURITIES - 4.3%
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	420,000	416,302
CarMax Auto Owner Trust, Series 2017-1, Class A3, 1.98%, 11/15/2021	225,000	223,761
Chesapeake Funding II LLC, Series 2017-2A, Class A1[3], 1.99%, 5/15/2029	678,000	673,929
Colony American Homes, Series 2015-1A, Class A3,6, (1 mo. LIBOR US + 1.200%), 2.754%, 7/17/2032	198,532	199,188
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A3, 2.56%, 10/15/2025	255,000	253,759
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[3], 1.59%, 2/22/2021	101,481	101,410
Enterprise Fleet Financing LLC, Series 2017-2, Class A2[3], 1.97%, 1/20/2023	450,000	448,103
Home Partners of America Trust, Series 2016-1, Class A3,6, (1 mo. LIBOR US + 1.650%), 3.209%, 3/17/2033	143,698	143,997
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	217,874	217,474
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[3], 1.97%, 7/15/2020	550,000	547,001
Invitation Homes Trust, Series 2015-SFR3, Class A3,6, (1 mo. LIBOR US + 1.300%), 2.859%, 8/17/2032	382,584	384,126

9

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)

Invitation Homes Trust, Series 2017-SFR2, Class A3,6, (1 mo. LIBOR US + 0.850%), 2.406%, 12/17/2036	89,624	$90,182
Invitation Homes Trust, Series 2017-SFR2, Class B3,6, (1 mo. LIBOR US + 1.150%), 2.706%, 12/17/2036	65,000	65,401
SoFi Consumer Loan Program LLC, Series 2016-1, Class A3, 3.26%, 8/25/2025	286,434	287,910
SoFi Consumer Loan Program LLC, Series 2016-5, Class A3, 3.06%, 9/25/2028	299,111	299,721
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B3, 2.49%, 1/25/2036	430,000	421,780
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A3, 1.55%, 3/26/2040	136,087	135,245
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	97,938	97,484
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	75,000	74,319
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A3, 2.39%, 2/25/2042	200,000	200,134
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	230,000	224,970
Tricon American Homes Trust, Series 2017-SFR2, Class A3, 2.928%, 1/17/2036	240,000	235,270

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $5,768,110)		5,741,466

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/10/2035	541,000	523,293
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A3, 3.531%, 10/15/2034	300,000	304,980
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,7], 2.50%, 5/25/2043	199,677	185,598
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,7], 2.13%, 2/25/2043	143,367	134,068

	PRINCIPAL AMOUNT[4]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CSMC Trust, Series 2014-IVR3, Class A1[3,7], 3.50%, 7/25/2044	351,094	$351,313
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[7], 1.298%, 8/25/2020	2,541,528	69,561
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[7], 1.463%, 6/25/2022	1,939,576	101,828
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[7], 3.32%, 2/25/2023	469,000	480,875
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[7], 0.205%, 4/25/2023	10,048,936	94,268
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[7], 3.06%, 7/25/2023	765,000	774,793
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[7], 3.458%, 8/25/2023	697,000	719,729
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	590,000	590,372
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	369,000	370,110
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	24,876,714	99,614
FREMF Mortgage Trust, Series 2013-K712, Class B3,7, 3.362%, 5/25/2045	143,000	144,493
FREMF Mortgage Trust, Series 2014-K37, Class B3,7, 4.558%, 1/25/2047	320,000	336,503
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,7], 3.382%, 12/15/2034	372,000	374,159
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,7], 3.50%, 5/25/2043	115,630	115,847
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,7], 3.00%, 6/25/2029	156,476	155,321

10

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2017-6, Class A5[3,7], 3.50%, 12/25/2048		419,208	$422,466
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,7], 3.75%, 11/25/2054		133,352	135,061
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,7], 3.75%, 8/25/2055		168,392	170,713
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[3,7], 3.75%, 11/25/2056		172,764	175,036
SCG Trust, Series 2013-SRP1, Class AJ3,6, (1 mo. LIBOR US + 1.950%), 3.509%, 11/15/2026		574,000	572,311
Sequoia Mortgage Trust, Series 2013-2, Class A7, 1.874%, 2/25/2043		127,642	118,348
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043		158,780	155,291
Starwood Retail Property Trust, Series 2014-STAR, Class A3,6, (1 mo. LIBOR US + 1.220%), 2.779%, 11/15/2027		318,176	317,981
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,7], 2.50%, 10/25/2056		304,253	300,509
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,7], 3.50%, 1/20/2045		171,220	170,899
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,7], 3.50%, 3/20/2045		154,604	154,743

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $8,733,591)			8,620,083

FOREIGN GOVERNMENT BONDS - 1.8%
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	CAD	52,000	43,163
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	67,000	56,042
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	494,977
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		500,000	488,105
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	1,338,000	72,662
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	540,000	28,139

	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	879,000	$45,449
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	169,000	9,117
Province of Ontario (Canada), 2.00%, 9/27/2018		230,000	229,938
Province of Ontario (Canada), 1.25%, 6/17/2019		203,000	200,231
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	116,000	89,651
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		500,000	491,187
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	64,000	91,273

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,346,133)			2,339,934

U.S. GOVERNMENT AGENCIES - 8.4%

Mortgage-Backed Securities - 6.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		46,915	48,439
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		56,432	58,250
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		136,898	145,627
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		114,014	121,300
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		212,288	221,409
Fannie Mae, Pool #AZ3376, 4.00%, 7/1/2035		433,854	452,524
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		105,724	116,308
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		129,154	145,021
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		201,978	227,258
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		170,940	181,754
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040		153,848	172,640
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		187,321	194,392
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041		324,096	343,976
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042		341,792	363,273
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043		168,542	174,865

11

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	220,261	$232,369
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	155,601	161,020
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	437,775	442,350
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	256,161	258,840
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	149,424	150,987
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	110,281	116,932
Fannie Mae, Pool #CA0241, 4.00%, 8/1/2047	649,085	674,056
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	327,663	345,879
Fannie Mae, Pool #AL8674, 5.655%, 1/1/2049	371,886	403,229
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	114,466	121,613
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	157,768	167,870
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	267,531	279,495
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	191,228	199,787
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	45,502	50,934
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	45,698	50,101
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	57,331	62,867
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	346,433	366,437
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	189,531	196,377
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	363,814	377,440
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	278,350	281,520

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

GBP - British Pound

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

	PRINCIPAL AMOUNT4/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q45199, 4.00%, 1/1/2047	147,403	$152,397
Freddie Mac, Pool #Q45210, 4.00%, 1/1/2047	148,190	153,210
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	292,940	308,655
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	428,118	452,602

Total Mortgage-Backed Securities
(Identified Cost $9,117,502)		8,974,003

Other Agencies - 1.6%
Fannie Mae, 2.625%, 9/6/2024
(Identified Cost $2,207,322)	2,151,000	2,138,047

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $11,324,824)		11,112,050

SHORT-TERM INVESTMENT - 17.3%
Dreyfus Government Cash Management[8], 1.21%,
(Identified Cost $23,041,012)	23,041,012	23,041,012

TOTAL INVESTMENTS IN
SECURITIES - 98.1%
(Identified Cost $129,121,905)		130,370,521

TOTAL OPTIONS
WRITTEN - 0.0%##
(Premiums Received $28,429)		(27,410)

TOTAL INVESTMENTS - 98.1%
(Identified Cost $129,093,476)		130,343,111
OTHER ASSETS, LESS LIABILITIES - 1.9%		2,540,746

NET ASSETS - 100%		$132,883,857

12

Investment Portfolio - January 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[4]	VALUE
Call
Skyworks Solutions, Inc.	22	02/09/2018	$112.00	214	$(220)
Amazon.com, Inc.	1	02/16/2018	1,350.00	145	(12,235)
Arconic, Inc.	70	02/16/2018	32.00	210	(2,590)
The Priceline Group, Inc.	1	02/16/2018	1,920.00	191	(3,550)
Seattle Genetics, Inc.	37	02/16/2018	60.00	194	(925)

					(19,520)

Put
Amazon.com, Inc.	2	02/02/2018	1,110.00	290	(136)
Electronic Arts, Inc.	22	02/02/2018	97.50	279	(110)
Facebook, Inc.	13	02/02/2018	170.00	243	(650)
Mastercard, Inc.	15	02/16/2018	140.00	254	(120)
Microsoft Corp.	27	02/16/2018	82.50	257	(486)
Qorvo, Inc.	41	02/16/2018	60.00	294	(1,558)
Regeneron Pharmaceuticals, Inc.	5	02/16/2018	360.00	183	(4,830)

					(7,890)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(27,410)

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is deposited with the broker as collateral for options contracts written. As of January 31, 2018, the total value of such securities was $2,277,428.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $14,170,504 or 10.7%, of the Series’ net assets as of January 31, 2018.

4Amount is stated in USD unless otherwise noted.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2018.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2018.

7Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2018.

8Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Investment Portfolio - January 31, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$2,821,435	$2,664,033	$157,402	$—
Consumer Staples	3,992,748	1,655,067	2,337,681	—
Energy	1,800,382	1,676,630	123,752	—
Financials	1,034,668	479,398	555,270	—
Health Care	9,727,720	9,596,598	131,122	—
Industrials	3,699,267	2,922,857	776,410	—
Information Technology	11,146,423	10,266,393	880,030	—
Materials	2,251,046	1,939,535	311,511	—
Real Estate	2,428,862	2,338,113	90,749	—
Telecommunication Services	633,836	604,081	29,755	—
Utilities	100,313	27,142	73,171	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	31,367,631	—	31,367,631	—
Corporate debt:
Consumer Discretionary	2,619,346	—	2,619,346	—
Consumer Staples	740,254	—	740,254	—
Energy	3,148,376	—	3,148,376	—
Financials	6,049,546	—	6,049,546	—
Health Care	521,645	—	521,645	—
Industrials	679,095	—	679,095	—
Information Technology	1,795,019	—	1,795,019	—
Materials	1,646,448	—	1,646,448	—
Real Estate	672,417	—	672,417	—
Telecommunication Services	1,116,028	—	1,116,028	—
Utilities	494,306	—	494,306	—
Asset-backed securities	5,741,466	—	5,741,466	—
Commercial mortgage-backed securities	8,620,083	—	8,620,083	—
Foreign government bonds	2,339,934	—	2,339,934	—
Mutual funds	23,182,227	23,182,227	—	—

Total assets	130,370,521	57,352,074	73,018,447	—

Liabilities:
Other financial instruments*:
Equity contracts	(27,410)	(27,080)	(330)	—

Total liabilities	(27,410)	(27,080)	(330)	—

Total	$130,343,111	$57,324,994	$73,018,117	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

14

Investment Portfolio - January 31, 2018

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS - 39.9%

Consumer Discretionary - 2.9%
Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	60,000	$53,763

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	880	50,086
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	3,000	51,911
Jollibee Foods Corp. (Philippines)[1]	7,350	40,765

		142,762

Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	981	51,191

Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc.*	670	972,096
The Priceline Group, Inc.*	1,940	3,709,377

		4,681,473

Leisure Products - 0.1%
Trigano S.A. (France)[1]	370	71,825

Media - 0.0%##
Quebecor, Inc. - Class B (Canada)	1,460	28,488
Shaw Communications, Inc. - Class B (Canada)	655	14,298

		42,786

Multiline Retail - 0.0%##
Lojas Renner S.A. (Brazil)	3,475	41,294

Specialty Retail - 0.0%##

Industria de Diseno Textil S.A. (Spain)[1]	1,170	41,867

Textiles, Apparel & Luxury Goods - 0.7%
ANTA Sports Products Ltd. (China)[1]	14,000	67,173

Lululemon Athletica, Inc.*	19,155	1,498,114

		1,565,287

Total Consumer Discretionary		6,692,248

Consumer Staples - 4.0%
Beverages - 3.0%
Ambev S.A. - ADR (Brazil)	286,175	1,966,022
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	24,340	2,756,753
Diageo plc (United Kingdom)[1]	61,465	2,212,271
Treasury Wine Estates Ltd. (Australia)[1]	4,640	63,915

		6,998,961

Food & Staples Retailing -0.1%
Puregold Price Club, Inc. (Philippines)[1]	60,000	62,339
Raia Drogasil S.A. (Brazil)	1,600	42,401

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)

Robinsons Retail Holdings, Inc. (Philippines)[1]	21,785	$40,173

		144,913

Food Products - 0.1%
Danone S.A. (France)[1]	820	70,575
Kerry Group plc - Class A (Ireland)[1]	785	83,671
M Dias Branco S.A. (Brazil)	2,400	43,141

Nestle S.A. (Switzerland)[1]	995	85,950

		283,337

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	440	52,169

Unilever plc - ADR (United Kingdom)	32,175	1,816,922

		1,869,091

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	625	42,563
Japan Tobacco, Inc. (Japan)[1]	2,700	89,477

		132,040

Total Consumer Staples		9,428,342

Energy - 1.8%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc.*	33,170	586,446
Ensco plc - Class A	48,030	283,377
Schlumberger Ltd.	26,410	1,943,248
Transocean Ltd.*	83,290	898,699

		3,711,770

Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp. (Canada)[2]	3,120	28,704
China Petroleum & Chemical Corp. - Class H (China)[1]	48,000	41,492
Galp Energia SGPS S.A. (Portugal)[1]	4,200	80,230
Repsol S.A. (Spain)[1]	3,305	62,204
Royal Dutch Shell plc -Class B - ADR (Netherlands)[2]	1,150	82,719
SK Innovation Co. Ltd. (South Korea)[1]	230	44,043
Suncor Energy, Inc. (Canada)	1,125	40,756
TOTAL S.A. (France)[1]	1,080	62,619
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	1,800	41,220
YPF S.A. - ADR (Argentina)[2]	2,355	56,873

		540,860

Total Energy		4,252,630

1

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 1.0%
Banks - 0.4%
Bankia S.A. (Spain)[1]	9,600	$48,596
Banque Cantonale Vaudoise (Switzerland)[1]	50	42,057
BPER Banca (Italy)[1]	7,050	41,147
CaixaBank S.A. (Spain)[1]	9,205	49,653
Credit Agricole S.A. (France)[1]	4,400	82,957
Erste Group Bank AG (Austria)[1]	830	41,807
Eurobank Ergasias S.A. (Greece)*[1]	57,855	64,493
FinecoBank Banca Fineco S.p.A. (Italy)[1]	6,715	83,489
Grupo Financiero Galicia S.A. - ADR (Argentina)	965	67,357
Grupo Supervielle S.A. - ADR (Argentina)	1,590	50,832
Itau Unibanco Holding S.A. (Brazil)	2,500	41,008
Jyske Bank A/S (Denmark)[1]	730	42,201
KBC Group N.V. (Belgium)[1]	1,055	101,435
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	3,315	41,894
Swedbank A.B. - Class A (Sweden)[1]	1,650	42,198
Sydbank A/S (Denmark)[1]	1,030	42,124

		883,248

Capital Markets - 0.6%
Amundi S.A. (France)[1,3]	1,155	108,986
Banca Generali S.p.A. (Italy)[1]	1,675	62,741
BlackRock, Inc.	1,640	921,352
Bolsas y Mercados Argentinos S.A. (Argentina)*	2,330	42,714
EFG International AG (Switzerland)[1]	5,675	63,807
Euronext N.V. (Netherlands)[1,3]	1,565	106,021
Julius Baer Group Ltd. (Switzerland)[1]	1,115	76,596
Natixis S.A. (France)[1]	9,185	83,638

		1,465,855

Thrifts & Mortgage Finance - 0.0%##
Aareal Bank AG (Germany)[1]	1,510	76,335

Total Financials		2,425,438

Health Care - 9.9%
Biotechnology - 4.3%
Biogen, Inc.*	3,970	1,380,806
BioMarin Pharmaceutical, Inc.*	20,770	1,874,077
Incyte Corp.*	15,680	1,415,747
Regeneron Pharmaceuticals, Inc.*	6,250	2,291,563
Seattle Genetics, Inc.*	33,680	1,761,464
Vertex Pharmaceuticals, Inc.*	8,500	1,418,395

		10,142,052

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 1.0%
Medtronic plc[2]	28,265	$2,427,681

Health Care Providers & Services - 1.8%
DaVita, Inc.*	37,960	2,962,398
Express Scripts Holding Co.*	11,430	905,027
Fleury S.A. (Brazil)	7,100	66,855
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	625	72,039
Orpea (France)[1]	675	84,245

		4,090,564

Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*	1,185	39,686
QIAGEN N.V.*[1]	1,500	50,171
Tecan Group AG (Switzerland)[1]	190	42,057

		131,914

Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	14,700	920,220
Hypermarcas S.A. (Brazil)	5,600	63,875
Johnson & Johnson	13,200	1,824,108
Kalbe Farma Tbk PT (Indonesia)[1]	499,500	62,118
Merck & Co., Inc.	15,360	910,080
Novartis AG - ADR (Switzerland)	26,835	2,416,760
Perrigo Co. plc	920	83,370

		6,280,531

Total Health Care		23,072,742

Industrials - 3.8%
Aerospace & Defense - 0.6%
Arconic, Inc.[2]	43,340	1,302,800

Air Freight & Logistics - 0.6%
FedEx Corp.	5,310	1,393,769

Airlines - 0.0%##
Azul S.A. - ADR (Brazil)*	1,475	43,055
Ryanair Holdings plc - ADR (Ireland)*	695	85,283

		128,338

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	1,780	103,391
Geberit AG (Switzerland)[1]	135	63,940

		167,331

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	55,000	83,760
Elis S.A. (France)[1]	2,480	69,289
SPIE S.A. (France)[1]	3,335	82,878

		235,927

2

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Construction & Engineering - 0.1%
Eiffage S.A. (France)[1]	935	$113,356
Vinci S.A. (France)[1]	1,450	156,715

		270,071

Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	775	64,479

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	1,120	170,022

Machinery - 0.2%
FANUC Corp. (Japan)[1]	300	81,426
Jungheinrich AG (Germany)[1]	1,545	76,406
KION Group AG (Germany)[1]	915	84,103
Metso OYJ (Finland)[1]	1,600	55,863
The Weir Group plc (United Kingdom)[1]	4,835	151,586

		449,384

Professional Services - 1.4%
Equifax, Inc.	9,540	1,191,832
Nielsen Holdings plc	51,520	1,927,363
Randstad Holding N.V. (Netherlands)[1]	1,170	82,590
RELX plc (United Kingdom)[1]	2,880	63,734

		3,265,519

Road & Rail - 0.4%

Genesee & Wyoming, Inc. - Class A*	11,750	938,238

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	2,805	83,850
Brenntag AG (Germany)[1]	1,095	71,086
Howden Joinery Group plc (United Kingdom)[1]	4,390	28,948

		183,884

Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,3]	760	165,494
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	2,700	13,750
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	135	14,155

		193,399

Total Industrials		8,763,161

Information Technology - 11.3%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)[1]	2,355	42,742
Hexagon A.B. - Class B (Sweden)[1]	1,075	64,098
Hitachi Ltd. (Japan)[1]	13,000	103,737

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Hollysys Automation Technologies Ltd. (China)	1,620	$41,099
Keyence Corp. (Japan)[1]	300	183,332

		435,008

Internet Software & Services - 3.3%
Alibaba Group Holding Ltd. - ADR (China)*	1,010	206,333
Alphabet, Inc. - Class A*	800	945,776
Alphabet, Inc. - Class C*	800	935,952
Facebook, Inc. - Class A*	22,770	4,255,485
NetEase, Inc. - ADR (China)	130	41,621
Tencent Holdings Ltd. - Class H (China)[1]	23,190	1,370,238

		7,755,405

IT Services - 2.3%
Amdocs Ltd.[2]	1,430	97,812
Euronet Worldwide, Inc.*	12,610	1,183,701
InterXion Holding N.V. - ADR (Netherlands)*	1,180	74,045
Mastercard, Inc. - Class A	11,170	1,887,730
Pagseguro Digital Ltd. - Class A (Brazil)*	1,020	28,499
Sopra Steria Group (France)[1]	415	84,223
Visa, Inc. - Class A	15,120	1,878,358

		5,234,368

Semiconductors & Semiconductor Equipment - 2.9%
Qorvo, Inc.*	41,980	3,012,905
Skyworks Solutions, Inc.	29,830	2,899,774
Texas Instruments, Inc.	8,500	932,195

		6,844,874

Software - 2.6%
Atlassian Corp. plc - Class A (Australia)*	520	28,075
Dassault Systemes S.E. (France)[1]	730	84,157
Electronic Arts, Inc.*	12,220	1,551,451
Microsoft Corp.	15,150	1,439,402
Nexon Co. Ltd. (Japan)*[1]	2,116	70,698
ServiceNow, Inc.*	19,240	2,864,259
Sophos Group plc (United Kingdom)[1,3]	7,025	63,978
Temenos Group AG (Switzerland)[1]	310	42,841

		6,144,861

Total Information Technology		26,414,516

3

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 2.3%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)[1]	920	$86,106
Croda International plc (United Kingdom)[1]	1,320	84,008
Mexichem, S.A.B. de C.V. (Mexico)	9,700	27,513
Solvay S.A. (Belgium)[1]	530	76,742

		274,369

Construction Materials - 0.1%
Loma Negra Cia Industrial Argentina S.A. - ADR (Argentina)*	2,645	62,845
Wienerberger AG (Austria)[1]	2,295	62,626

		125,471

Containers & Packaging - 1.3%
Ball Corp.	47,860	1,832,081
Sealed Air Corp.	24,550	1,162,442

		2,994,523

Metals & Mining - 0.8%
Antofagasta plc (Chile)[1]	32,340	428,021
First Quantum Minerals Ltd. (Zambia)	34,155	509,270
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	26,900	94,987
Lundin Mining Corp. (Canada)	55,490	401,062
Southern Copper Corp. (Peru)	10,220	496,181

		1,929,521

Total Materials		5,323,884

Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITS) - 2.1%
Acadia Realty Trust	890	21,858
Agree Realty Corp.	405	19,497
Alexandria Real Estate Equities, Inc.	755	97,923
American Campus Communities, Inc.	890	34,229
American Homes 4 Rent - Class A	3,370	70,062
Americold Realty Trust*	1,620	29,614
Apartment Investment & Management Co. - Class A	1,825	76,358
AvalonBay Communities, Inc.	565	96,276
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	840	18,334
Bluerock Residential Growth REIT, Inc.	1,775	14,874
Boston Properties, Inc.	745	92,164
Brandywine Realty Trust	2,210	39,647
Brixmor Property Group, Inc.	895	14,526
Camden Property Trust	465	40,250

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
CatchMark Timber Trust, Inc. - Class A	3,485	$45,897
Chesapeake Lodging Trust	1,565	42,834
Colony NorthStar, Inc. - Class A	5,315	47,729
Columbia Property Trust, Inc.	1,100	24,079
Community Healthcare Trust, Inc.	2,745	73,127
CoreCivic, Inc.	2,950	68,470
Cousins Properties, Inc.	9,055	81,495
Crown Castle International Corp.	615	69,354
CubeSmart	1,800	49,554
Digital Realty Trust, Inc.	765	85,642
Education Realty Trust, Inc.	550	18,167
Equinix, Inc.	435	198,008
Equity Commonwealth*	1,305	39,033
Equity LifeStyle Properties, Inc.	380	32,802
Equity Residential	1,110	68,387
Essex Property Trust, Inc.	75	17,474
Extra Space Storage, Inc.	755	63,027
First Industrial Realty Trust, Inc.	1,855	57,245
Forest City Realty Trust, Inc. - Class A	1,695	39,782
Getty Realty Corp.	1,485	38,966
GGP, Inc.	2,745	63,217
Global Medical REIT, Inc.	5,020	40,260
HCP, Inc.	2,960	71,277
Healthcare Trust of America, Inc. - Class A	1,550	42,796
Hibernia REIT plc (Ireland)[1]	19,535	37,157
Host Hotels & Resorts, Inc.	1,915	39,755
Independence Realty Trust, Inc.	2,860	26,283
Invitation Homes, Inc.	2,862	64,366
Lamar Advertising Co. - Class A	515	37,080
LaSalle Hotel Properties	915	27,944
Life Storage, Inc.	460	38,226
The Macerich Co.	540	34,868
Mid-America Apartment Communities, Inc.	655	62,467
National Retail Properties, Inc.	1,015	40,275
Outfront Media, Inc.	1,480	33,152
Physicians Realty Trust	4,080	66,504
Plymouth Industrial REIT, Inc.	565	9,955
Prologis, Inc.	1,965	127,941
Public Storage	285	55,792
Regency Centers Corp.	680	42,779
Rexford Industrial Realty, Inc.	655	19,447
Simon Property Group, Inc.	1,460	238,520
STAG Industrial, Inc.	2,195	55,577
STORE Capital Corp.	1,575	38,603

4

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Sun Communities, Inc.	540	$47,974
Sunstone Hotel Investors, Inc.	2,380	40,103
Taubman Centers, Inc.	280	17,262
Terreno Realty Corp.	545	19,402
UDR, Inc.	1,410	51,507
UMH Properties, Inc.	2,015	26,961
Unibail-Rodamco S.E. (France)[1]	325	83,326
Urban Edge Properties	3,210	75,050
Ventas, Inc.	635	35,541
VEREIT, Inc.	6,130	44,136
Vornado Realty Trust	1,045	74,906
Welltower, Inc.	750	44,978
Weyerhaeuser Co.	34,070	1,278,988

		4,981,059

Real Estate Management & Development - 0.1%
Aliansce Shopping Centers S.A. (Brazil)*	7,200	41,175
Iguatemi Empresa de Shopping Centers S.A. (Brazil)	3,100	41,839
Nexity S.A. (France)[1]	1,030	62,065

		145,079

Total Real Estate		5,126,138

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Iliad S.A. (France)[1]	275	71,150
Zayo Group Holdings, Inc.*[2]	38,970	1,430,199

Total Telecommunication Services		1,501,349

Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	905	63,803

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	121,000	88,320
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	246,000	85,022

		173,342

Total Utilities		237,145

TOTAL COMMON STOCKS (Identified Cost $87,858,019)		93,237,593

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS - 11.8%

Non-Convertible Corporate Bonds - 11.8%
Consumer Discretionary - 1.6%
Auto Components - 0.3%
Airxcel, Inc.[3], 8.50%, 2/15/2022	81,000	$86,163
Magna International, Inc. (Canada), 4.15%, 10/1/2025	444,000	462,954

		549,117

Household Durables - 0.4%
Century Communities, Inc., 5.875%, 7/15/2025	110,000	111,512
Meritage Homes Corp., 5.125%, 6/6/2027	53,000	53,662
NVR, Inc., 3.95%, 9/15/2022	530,000	546,835
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	50,000	50,562
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	43,000	45,550
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	68,000	68,618
Weekley Homes LLC - Weekley Finance Corp.[3], 6.625%, 8/15/2025	70,000	70,175

		946,914

Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc.[3], 3.15%, 8/22/2027	310,000	304,036
The Priceline Group, Inc., 3.60%, 6/1/2026	610,000	606,653

		910,689

Media - 0.4%
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 4.464%, 7/23/2022	25,000	25,860
Comcast Corp., 4.40%, 8/15/2035	290,000	311,064
CSC Holdings, LLC, 5.25%, 6/1/2024	96,000	93,600
Discovery Communications LLC, 3.95%, 3/20/2028	510,000	497,307
DISH DBS Corp., 5.875%, 7/15/2022	25,000	24,875
Sirius XM Radio, Inc.[3], 3.875%, 8/1/2022	25,000	24,906

		977,612

Multiline Retail - 0.1%
Dollar General Corp., 3.25%, 4/15/2023	299,000	299,062

5

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[3], 4.875%, 5/15/2026	55,000	$55,550

Total Consumer Discretionary		3,738,944

Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	390,000	607,451
PepsiCo, Inc., 3.10%, 7/17/2022	300,000	303,208

		910,659

Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	104,000	97,240

Total Consumer Staples		1,007,899

Energy - 2.0%
Energy Equipment & Services - 0.1%
McDermott International, Inc.[3], 8.00%, 5/1/2021	75,000	77,156
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	76,000	74,480

		151,636

Oil, Gas & Consumable Fuels - 1.9%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	410,000	451,419
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	626,000	641,798
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	100,000	113,750
Cheniere Energy Partners LP3, 5.25%, 10/1/2025	70,000	71,312
ConocoPhillips Co., 3.35%, 5/15/2025	284,000	286,324
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	78,000	78,975
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	330,000	325,553
Enviva Partners LP - Enviva Partners Finance Corp., 8.50%, 11/1/2021	74,000	79,088
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	73,000	77,015
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	75,000	77,250
Jonah Energy LLC - Jonah Energy Finance Corp.[3], 7.25%, 10/15/2025	105,000	105,919

	PRINCIPAL
	AMOUNT[4]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024		590,000	$609,606
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026		270,000	305,505
Rockies Express Pipeline, LLC[3], 5.625%, 4/15/2020		94,000	98,700
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026		270,000	300,668
SemGroup Corp.[3], 6.375%, 3/15/2025		105,000	105,262
Seven Generations Energy Ltd. (Canada)[3], 5.375%, 9/30/2025		49,000	49,490
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025		60,000	60,000
Southwestern Energy Co., 6.70%, 1/23/2025		56,000	56,980
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[3], 5.50%, 9/15/2024		99,000	101,228
Williams Partners LP, 3.75%, 6/15/2027		495,000	491,519

			4,487,361

Total Energy			4,638,997

Financials - 3.5%
Banks - 2.0%
Bank of America Corp., 4.00%, 1/22/2025		450,000	460,369
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021		235,000	283,574
Citigroup, Inc., 3.875%, 3/26/2025		600,000	604,584
Intesa Sanpaolo S.p.A. (Italy)[3], 3.875%, 1/12/2028		340,000	331,922
JPMorgan Chase & Co.[5], (3 mo. LIBOR US + 0.935%), 2.776%, 4/25/2023		620,000	611,739
Kreditanstalt fuer Wiederaufbau (Germany), 1.50%, 6/15/2021		1,087,000	1,051,688
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025		577,000	594,906
Popular, Inc., 7.00%, 7/1/2019		76,000	78,546
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	99,000	80,774
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023		22,000	23,873

6

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc.[3], 3.40%, 1/18/2023	470,000	$464,029

		4,586,004

Capital Markets - 0.7%
E*TRADE Financial Corp., 2.95%, 8/24/2022	310,000	304,608
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	300,000	308,196
LPL Holdings, Inc.[3], 5.75%, 9/15/2025	52,000	53,040
Morgan Stanley[6], (3 mo. LIBOR US + 1.220%), 3.011%, 5/8/2024	477,000	491,548
Morgan Stanley, 5.00%, 11/24/2025	420,000	454,445

		1,611,837

Consumer Finance - 0.1%
Ally Financial, Inc., 3.50%, 1/27/2019	30,000	30,120
Navient Corp., 6.125%, 3/25/2024	49,000	49,980
SLM Corp., 5.125%, 4/5/2022	85,000	87,762

		167,862

Diversified Financial Services - 0.0%##
Oxford Finance, LLC - Oxford Finance Co.-Issuer II, Inc.[3], 6.375%, 12/15/2022	70,000	72,264

Insurance - 0.7%
American International Group, Inc., 4.125%, 2/15/2024	440,000	456,970
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	770,000	824,069
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	280,000	306,600

		1,587,639

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	72,000	74,340

Total Financials		8,099,946

Health Care - 0.4%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	54,000	51,300

Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc.[3], 5.00%, 2/15/2025	54,000	54,810

	PRINCIPAL AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 0.3%
DaVita, Inc., 5.00%, 5/1/2025	70,000	$69,737
Express Scripts Holding Co., 3.50%, 6/15/2024	500,000	498,896
Fresenius Medical Care US Finance II, Inc. (Germany)[3], 6.50%, 9/15/2018	30,000	30,744
HCA Healthcare, Inc., 6.25%, 2/15/2021	22,000	23,430
HCA, Inc., 3.75%, 3/15/2019	22,000	22,248
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[3], 6.625%, 5/15/2022	55,000	55,000
Tenet Healthcare Corp., 6.75%, 2/1/2020	22,000	22,468

		722,523

Total Health Care		828,633

Industrials - 0.4%
Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	50,000	51,250
American Airlines Group, Inc.[3], 5.50%, 10/1/2019	52,000	53,170

		104,420

Construction & Engineering - 0.0%##
Tutor Perini Corp.[3], 6.875%, 5/1/2025	79,000	84,135

Machinery - 0.0%##
Xerium Technologies, Inc., 9.50%, 8/15/2021	59,000	59,959

Marine - 0.0%##
Global Ship Lease, Inc. (United Kingdom)[3], 9.875%, 11/15/2022	100,000	102,375

Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	550,000	571,815
Aircastle Ltd., 6.25%, 12/1/2019	30,000	31,462
International Lease Finance Corp., 6.25%, 5/15/2019	57,000	59,542
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	39,000	37,245

		700,064

Total Industrials		1,050,953

7

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 1.0%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	130,000	$131,300

Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	500,000	485,239
Tencent Holdings Ltd. (China)[3], 3.595%, 1/19/2028	550,000	541,877

		1,027,116

Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc., 3.30%, 4/1/2027	610,000	605,614
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	78,000	75,679

		681,293

Software - 0.2%
Activision Blizzard, Inc., 3.40%, 6/15/2027	603,000	588,703

Total Information Technology		2,428,412

Materials - 1.0%
Chemicals - 0.2%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3], 8.375%, 12/1/2022	68,000	70,040
NOVA Chemicals Corp. (Canada)[3], 4.875%, 6/1/2024	57,000	57,356
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	311,000	316,009

		443,405

Metals & Mining - 0.7%
Anglo American Capital plc (United Kingdom)[3], 9.375%, 4/8/2019	32,000	34,457
Anglo American Capital plc (United Kingdom)[3], 4.00%, 9/11/2027	560,000	553,787
Corp Nacional del Cobre de Chile (Chile)[3], 3.625%, 8/1/2027	557,000	549,514
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	50,000	49,750
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	300,000	308,147
Techniplas LLC[3], 10.00%, 5/1/2020	78,000	63,960

		1,559,615

	PRINCIPAL
	AMOUNT[4]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	290,000	$301,328

Total Materials		2,304,348

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITS) - 0.4%
American Tower Corp., 3.30%, 2/15/2021	600,000	606,824
Greystar Real Estate Partners, LLC[3], 5.75%, 12/1/2025	75,000	77,062
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	123,000	121,280
iStar, Inc., 5.25%, 9/15/2022	57,000	56,858
Starwood Property Trust, Inc.[3], 4.75%, 3/15/2025	80,000	79,000

Total Real Estate		941,024

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc., 3.90%, 8/14/2027	670,000	667,080
CenturyLink, Inc., 7.50%, 4/1/2024	52,000	52,390
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	160,000	158,800
Verizon Communications, Inc., 4.125%, 3/16/2027	640,000	657,827

		1,536,097

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc.[3], 9.00%, 11/15/2018	22,000	22,990
Sprint Communications, Inc., 7.00%, 8/15/2020	22,000	23,219

		46,209

Total Telecommunication Services		1,582,306

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	204,000	213,435

Water Utilities - 0.3%
American Water Capital Corp., 2.95%, 9/1/2027	680,000	659,074

Total Utilities		872,509

TOTAL CORPORATE BONDS (Identified Cost $27,889,993)		27,493,971

8

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	SHARES/ PRINCIPAL AMOUNT[4]	VALUE

MUTUAL FUNDS - 0.1%

Global X MSCI Greece ETF	5,570	$62,830
iShares MSCI Eurozone ETF	3,575	165,951
iShares MSCI Russia ETF	1,125	42,266
iShares U.S. Real Estate ETF	685	53,814

TOTAL MUTUAL FUNDS (Identified Cost $299,333)		324,861

U.S. TREASURY SECURITIES - 12.9%
U.S. Treasury Bonds - 3.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	1,396,000	1,906,085
U.S. Treasury Bond, 4.75%, 2/15/2037	2,331,000	2,996,792
U.S. Treasury Bond, 2.50%, 2/15/2045	1,687,000	1,549,865
U.S. Treasury Bond, 3.00%, 5/15/2047	1,415,000	1,430,421
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	1,082,698	1,077,511

Total U.S. Treasury Bonds (Identified Cost $9,175,073)		8,960,674

U.S. Treasury Notes - 9.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,039,531	1,034,946
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,033,491	1,016,930
U.S. Treasury Note, 1.375%, 4/30/2021	1,961,000	1,901,404
U.S. Treasury Note, 1.75%, 4/30/2022	3,912,000	3,799,989
U.S. Treasury Note, 2.00%, 7/31/2022	1,000	979
U.S. Treasury Note, 1.25%, 7/31/2023	8,057,000	7,512,523
U.S. Treasury Note, 1.625%, 5/15/2026	2,176,000	2,000,815
U.S. Treasury Note, 2.375%, 5/15/2027	3,986,000	3,872,648

Total U.S. Treasury Notes (Identified Cost $21,623,532)		21,140,234

TOTAL U.S. TREASURY SECURITIES (Identified Cost $30,798,605)		30,100,908

ASSET-BACKED SECURITIES - 3.4%
Chesapeake Funding II LLC[3], 2.11%, 3/15/2028	144,413	144,411

	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)

Chesapeake Funding II LLC, Series 2017-2A, Class A1[3], 1.99%, 5/15/2029	1,000,000	$993,995
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A3, 2.56%, 10/15/2025	451,000	448,806
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[3], 1.59%, 2/22/2021	131,789	131,697
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[3], 1.74%, 2/22/2022	136,160	135,732
Home Partners of America Trust, Series 2016-1, Class A3,6, (1 mo. LIBOR US + 1.650%), 3.209%, 3/17/2033	181,554	181,932
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	260,610	260,131
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[3], 1.97%, 7/15/2020	800,000	795,637
Invitation Homes Trust, Series 2015-SFR3, Class A3,6, (1 mo. LIBOR US + 1.300%), 2.859%, 8/17/2032	407,206	408,847
Invitation Homes Trust, Series 2017-SFR2, Class A3,6, (1 mo. LIBOR US + 0.850%), 2.406%, 12/17/2036	164,311	165,334
Invitation Homes Trust, Series 2017-SFR2, Class B3,6, (1 mo. LIBOR US + 1.150%), 2.706%, 12/17/2036	120,000	120,740
SoFi Consumer Loan Program LLC, Series 2016-2, Class A3, 3.09%, 10/27/2025	445,323	452,155
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A3, 1.55%, 3/26/2040	1,094,069	1,087,297
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A3, 1.75%, 7/25/2040	1,546,417	1,537,511
South Carolina Student Loan Corp., Series 2005, Class A3[6], (3 mo. LIBOR US + 0.140%), 1.621%, 12/1/2023	350,958	351,358
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	107,009	106,788
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	323,000	315,936

9

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[4]	VALUE

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust, Series 2017-SFR2, Class A3, 2.928%, 1/17/2036	300,000	$294,088

TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,962,169)		7,932,395

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.9%
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/10/2035	889,000	859,903
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,7], 2.50%, 5/25/2043	234,515	217,980
CSMC Trust, Series 2014-IVR3, Class A1[3,7], 3.50%, 7/25/2044	459,123	459,410
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[7], 1.348%, 12/25/2021	6,171,445	263,238
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[7], 3.32%, 2/25/2023	794,000	814,104
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[7], 3.458%, 8/25/2023	969,000	1,000,600
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	942,000	942,594
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	673,000	675,024
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class A2, 1.72%, 1/25/2019	85,385	85,178
FREMF Mortgage Trust, Series 2013-K712, Class B3,7, 3.362%, 5/25/2045	283,000	285,955
FREMF Mortgage Trust, Series 2014-K41, Class B3,7, 3.832%, 11/25/2047	485,000	491,140
FREMF Mortgage Trust, Series 2014-K715, Class B3,7, 3.979%, 2/25/2046	471,000	479,638
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,7], 3.382%, 12/15/2034	565,000	568,279

	PRINCIPAL AMOUNT[4]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,7], 3.50%, 5/25/2043		136,126	$136,381
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,7], 3.00%, 6/25/2029		230,836	229,132
JP Morgan Mortgage Trust, Series 2017-6, Class A3[3,7], 3.50%, 12/25/2048		395,639	394,897
JP Morgan Mortgage Trust, Series 2017-6, Class A5[3,7], 3.50%, 12/25/2048		542,504	546,721
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,7], 3.75%, 11/25/2054		177,220	179,491
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,7], 3.75%, 8/25/2055		263,502	267,133
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[3,7], 3.75%, 11/25/2056		261,887	265,330
SCG Trust, Series 2013-SRP1, Class AJ3,6, (1 mo. LIBOR US + 1.950%), 3.509%, 11/15/2026		700,000	697,940
Sequoia Mortgage Trust, Series 2013-2, Class A7, 1.874%, 2/25/2043		167,942	155,714
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043		189,170	185,013
Starwood Retail Property Trust, Series 2014-STAR, Class A3,6, (1 mo. LIBOR US + 1.220%), 2.779%, 11/15/2027		375,857	375,626
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,7], 2.50%, 10/25/2056		455,561	449,954
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,7], 3.50%, 1/20/2045		195,811	195,444
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,7], 3.50%, 3/20/2045		180,268	180,430

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $11,548,547)			11,402,249

FOREIGN GOVERNMENT BONDS - 1.4%
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	CAD	86,000	71,385
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	102,000	85,318

10

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[4]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	$494,977
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		900,000	878,590
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,087,000	113,338
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	888,000	46,273
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	1,443,000	74,611
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	278,000	14,993
Province of Ontario (Canada), 2.00%, 9/27/2018		268,000	267,928
Province of Ontario (Canada), 1.25%, 6/17/2019		223,000	219,958
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	188,000	145,297
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		621,000	610,054
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	105,000	149,745

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $3,177,465)			3,172,467

U.S. GOVERNMENT AGENCIES - 6.7%
Mortgage-Backed Securities - 5.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		59,845	61,789
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		72,007	74,326
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		306,299	325,829
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		314,036	327,528
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035		506,642	500,386
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		150,560	169,057
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		256,780	288,344
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		160,998	176,622
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		201,810	214,577
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040		133,021	148,487
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		313,962	325,813

	PRINCIPAL AMOUNT[4]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	538,392	$571,417
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	278,405	288,849
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	341,731	364,735
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	239,976	248,333
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	696,072	703,346
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	352,141	364,108
Fannie Mae, Pool #BE3815, 4.00%, 12/1/2046	339,717	351,262
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	374,927	397,539
Fannie Mae, Pool #CA0241, 4.00%, 8/1/2047	850,085	882,789
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	425,472	449,127
Fannie Mae, Pool #AL8674, 5.655%, 1/1/2049	591,454	641,302
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	148,709	157,995
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	196,319	208,890
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	187,042	199,711
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	202,565	215,537
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	613,539	640,974
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	233,155	255,154
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	214,302	234,778
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	575,386	608,611
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	292,493	303,059
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	299,799	310,390
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	426,939	449,843
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	467,037	493,747

Total Mortgage-Backed Securities (Identified Cost $12,149,654)		11,954,254

11

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT4/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies - 1.6%
Fannie Mae, 2.625%, 9/6/2024 (Identified Cost $3,925,155)	3,825,000	$3,801,966

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $16,074,809)		15,756,220

SHORT-TERM INVESTMENT - 17.3%
Dreyfus Government Cash Management[8], 1.21%, (Identified Cost $40,473,535)	40,473,535	40,473,535

TOTAL INVESTMENTS IN SECURITIES - 98.4% (Identified Cost $226,082,475)		229,894,199

VALUE
TOTAL OPTIONS WRITTEN - (0.1)% (Premiums Received $70,674)	$(85,937)

TOTAL INVESTMENTS - 98.3% (Identified Cost $226,011,801)	229,808,262
OTHER ASSETS, LESS LIABILITIES - 1.7%	3,893,877

NET ASSETS - 100%	$233,702,139

ADR - American Depositary Receipt
CAD - Canadian Dollar
ETF - Exchange-traded fund
GBP - British Pound
IO - Interest only
MXN - Mexican Peso
No. - Number
SGD - Singapore Dollar

EXCHANGE-TRADED OPTION WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[4]	VALUE
Call
Skyworks Solutions, Inc.	51	02/09/2018	$112.00	496	$(510)
Amazon.com, Inc.	4	02/16/2018	1,350.00	580	(48,940)
Arconic, Inc.	172	02/16/2018	32.00	517	(6,364)
Seattle Genetics, Inc.	90	02/16/2018	60.00	471	(2,250)
The Priceline Group, Inc.	2	02/16/2018	1,920.00	382	(7,100)

					(65,164)

Put
Amazon.com, Inc.	4	02/02/2018	1,110.00	580	(272)
Electronic Arts, Inc.	55	02/02/2018	97.50	698	(275)
Facebook, Inc.	32	02/02/2018	170.00	598	(1,600)
Mastercard, Inc.	38	02/16/2018	140.00	642	(304)
Microsoft Corp.	66	02/16/2018	82.50	627	(1,188)
Qorvo, Inc.	95	02/16/2018	60.00	682	(3,610)
Regeneron Pharmaceuticals, Inc.	14	02/16/2018	360.00	513	(13,524)

					(20,773)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(85,937)

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of January 31, 2018, the total value of such securities was $4,131,345

12

Investment Portfolio - January 31, 2018

(unaudited)

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $21,233,686 or 9.1%, of the Series’ net assets as of January 31, 2018.

4Amount is stated in USD unless otherwise noted.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2018.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2018.

7Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2018.

8Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$6,692,248	$6,315,578	$376,670	$—
Consumer Staples	9,428,342	3,911,049	5,517,293	—
Energy	4,252,630	3,962,042	290,588	—
Financials	2,425,438	1,123,263	1,302,175	—
Health Care	23,072,742	22,762,112	310,630	—
Industrials	8,763,161	6,910,245	1,852,916	—
Information Technology	26,414,516	24,304,472	2,110,044	—
Materials	5,323,884	4,586,381	737,503	—
Real Estate	5,126,138	4,925,256	200,882	—
Telecommunication Services	1,501,349	1,430,199	71,150	—
Utilities	237,145	63,803	173,342	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	45,857,128	—	45,857,128	—
Corporate debt:
Consumer Discretionary	3,738,944	—	3,738,944	—
Consumer Staples	1,007,899	—	1,007,899	—
Energy	4,638,997	—	4,638,997	—
Financials	8,099,946	—	8,099,946	—
Health Care	828,633	—	828,633	—
Industrials	1,050,953	—	1,050,953	—
Information Technology	2,428,412	—	2,428,412	—
Materials	2,304,348	—	2,304,348	—
Real Estate	941,024	—	941,024	—
Telecommunication Services	1,582,306	—	1,582,306	—
Utilities	872,509	—	872,509	—

13

Investment Portfolio - January 31, 2018

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Asset-backed securities	$7,932,395	$—	$7,932,395	$—
Commercial mortgage-backed securities	11,402,249	—	11,402,249	—
Foreign government bonds	3,172,467	—	3,172,467	—
Mutual fund	40,798,396	40,798,396	—	—

Total assets	229,894,199	121,092,796	108,801,403	—

Liabilities:
Other financial instruments*:
Equity contracts	(85,937)	(85,152)	(785)	—

Total liabilities	(85,937)	(85,152)	(785)	—

Total	$229,808,262	$121,007,644	$108,800,618	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE

COMMON STOCKS - 69.9%

Consumer Discretionary - 8.0%
Diversified Consumer Services - 0.0%##
Fu Shou Yuan International Group Ltd. (China)[1]	36,000	$32,258

Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)[1]	625	35,572
CVC Brasil Operadora e Agencia de Viagens S.A. (Brazil)	1,800	31,147
Jollibee Foods Corp. (Philippines)[1]	4,415	24,487

		91,206

Household Durables - 0.0%##
Kaufman & Broad S.A. (France)[1]	495	25,830

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc.*	1,050	1,523,435
The Priceline Group, Inc.*	1,205	2,304,020

		3,827,455

Leisure Products - 0.0%##
Trigano S.A. (France)[1]	225	43,678

Media - 0.6%
Quebecor, Inc. - Class B (Canada)	22,985	448,488
Shaw Communications, Inc. - Class B (Canada)	20,100	438,768

		887,256

Multiline Retail - 0.0%##

Lojas Renner S.A. (Brazil)	2,090	24,836

Specialty Retail - 3.3%
AutoZone, Inc.*	1,435	1,098,406
Dick’s Sporting Goods, Inc.	34,025	1,070,426
Industria de Diseno Textil S.A. (Spain)[1]	705	25,228
O’Reilly Automotive, Inc.*	7,260	1,921,650
Ulta Beauty, Inc.*	4,965	1,102,726

		5,218,436

Textiles, Apparel & Luxury Goods - 1.5%
ANTA Sports Products Ltd. (China)[1]	8,000	38,385
Lululemon Athletica, Inc.*	15,030	1,175,496
NIKE, Inc. - Class B	16,760	1,143,367

		2,357,248

Total Consumer Discretionary		12,508,203

Consumer Staples - 8.8%
Beverages - 4.5%
Ambev S.A. - ADR (Brazil)	255,935	1,758,274
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	18,410	2,085,120
The Coca-Cola Co.	26,945	1,282,313

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Diageo plc (United Kingdom)[1]	50,655	$1,823,193
Treasury Wine Estates Ltd. (Australia)[1]	2,790	38,431

		6,987,331

Food & Staples Retailing - 0.6%
Puregold Price Club, Inc. (Philippines)[1]	36,045	37,450
Raia Drogasil S.A. (Brazil)	1,000	26,500
Robinsons Retail Holdings, Inc. (Philippines)[1]	13,090	24,139
Sprouts Farmers Market, Inc.*	30,560	853,541

		941,630

Food Products - 1.9%
Campbell Soup Co.	36,180	1,684,179
Danone S.A. (France)[1]	580	49,919
Kerry Group plc - Class A (Ireland)[1]	475	50,629
M Dias Branco S.A. (Brazil)	1,500	26,963
Nestle S.A. (Switzerland)[1]	13,745	1,187,320

		2,999,010

Personal Products - 1.7%
Beiersdorf AG (Germany)[1]	9,815	1,163,725
Unilever plc - ADR (United Kingdom)	27,500	1,552,925

		2,716,650

Tobacco - 0.1%
British American Tobacco plc - ADR (United Kingdom)	445	30,305
Japan Tobacco, Inc. (Japan)[1]	1,900	62,966

		93,271

Total Consumer Staples		13,737,892

Energy - 2.0%
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.*	23,675	418,574
Ensco plc - Class A	34,145	201,455
Schlumberger Ltd.	20,885	1,536,718
Transocean Ltd.*	58,935	635,909

		2,792,656

Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp. (Canada)	2,215	20,378
China Petroleum & Chemical Corp. - Class H (China)[1]	30,000	25,932
Galp Energia SGPS S.A. (Portugal)[1]	2,525	48,234
Repsol S.A. (Spain)[1]	1,985	37,360

1

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell plc - Class B - ADR (Netherlands)	695	$49,991
SK Innovation Co. Ltd. (South Korea)[1]	140	26,809
Suncor Energy, Inc. (Canada)	675	24,454
TOTAL S.A. (France)[1]	650	37,687
Transportadora de Gas del Sur S.A. - Class B - ADR (Argentina)*	1,080	24,732
YPF S.A. - ADR (Argentina)	1,480	35,742

		331,319

Total Energy		3,123,975

Financials - 4.1%
Banks - 1.2%
Bankia S.A. (Spain)[1]	111,870	566,294
Banque Cantonale Vaudoise (Switzerland)[1]	30	25,234
BPER Banca (Italy)[1]	4,240	24,746
CaixaBank S.A. (Spain)[1]	162,090	874,339
Credit Agricole S.A. (France)[1]	2,645	49,868
Erste Group Bank AG (Austria)[1]	500	25,185
Eurobank Ergasias S.A. (Greece)*[1]	34,755	38,743
FinecoBank Banca Fineco S.p.A. (Italy)[1]	4,035	50,168
Grupo Financiero Galicia S.A. - ADR (Argentina)	580	40,484
Grupo Supervielle S.A. - ADR (Argentina)	955	30,531
Itau Unibanco Holding S.A. (Brazil)	1,600	26,245
Jyske Bank A/S (Denmark)[1]	440	25,436
KBC Group N.V. (Belgium)[1]	640	61,534
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	1,990	25,149
Swedbank A.B. - Class A (Sweden)[1]	990	25,319
Sydbank A/S (Denmark)[1]	620	25,357

		1,914,632

Capital Markets - 2.8%
Amundi S.A. (France)[1,2]	695	65,580
Banca Generali S.p.A. (Italy)[1]	1,010	37,832
BlackRock, Inc.	1,960	1,101,128
Bolsas y Mercados Argentinos S.A. (Argentina)*	1,400	25,665
The Charles Schwab Corp.	31,530	1,681,810
E*TRADE Financial Corp.*	24,240	1,277,448
EFG International AG (Switzerland)[1]	3,410	38,341
Euronext N.V. (Netherlands)[1,2]	940	63,680
Julius Baer Group Ltd. (Switzerland)[1]	680	46,714

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Natixis S.A. (France)[1]	5,520	$50,265

		4,388,463

Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG (Germany)[1]	920	46,508

Total Financials		6,349,603

Health Care - 14.7%
Biotechnology - 4.6%
Biogen, Inc.*	3,010	1,046,908
BioMarin Pharmaceutical, Inc.*	18,660	1,683,692
Incyte Corp.*	11,510	1,039,238
Regeneron Pharmaceuticals, Inc.*	3,700	1,356,605
Seattle Genetics, Inc.*	19,125	1,000,238
Vertex Pharmaceuticals, Inc.*	6,435	1,073,808

		7,200,489

Health Care Equipment & Supplies - 2.2%
Intuitive Surgical, Inc.*	1,960	846,073
Medtronic plc	30,480	2,617,927

		3,464,000

Health Care Providers & Services - 2.5%
DaVita, Inc.*	26,870	2,096,935
Express Scripts Holding Co.*	6,875	544,362
Fleury S.A. (Brazil)	4,300	40,490
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	10,320	1,189,510
Orpea (France)[1]	405	50,547

		3,921,844

Life Sciences Tools & Services - 1.4%
QIAGEN N.V.*	40,440	1,354,336
QIAGEN N.V.*[1]	1,065	35,622
Tecan Group AG (Switzerland)[1]	115	25,455
Thermo Fisher Scientific, Inc.	2,965	664,486

		2,079,899

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	8,280	518,328
Hypermarcas S.A. (Brazil)	3,400	38,781
Johnson & Johnson	10,880	1,503,507
Kalbe Farma Tbk PT (Indonesia)[1]	300,100	37,321
Merck & Co., Inc.	8,645	512,216
Novartis AG - ADR (Switzerland)	19,245	1,733,205
Perrigo Co. plc	20,710	1,876,740

		6,220,098

Total Health Care		22,886,330

2

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 5.8%
Aerospace & Defense - 1.1%
Arconic, Inc.	56,380	$1,694,783

Air Freight & Logistics - 0.8%
FedEx Corp.	4,785	1,255,967

Airlines - 0.1%
Azul S.A. - ADR (Brazil)*	890	25,979
Ryanair Holdings plc - ADR (Ireland)*	460	56,447

		82,426

Building Products - 0.1%
Cie de Saint-Gobain (France)[1]	1,070	62,151
Geberit AG (Switzerland)[1]	80	37,890

		100,041

Commercial Services & Supplies - 0.6%
Advanced Disposal Services, Inc.*	35,025	853,559
China Everbright International Ltd. (China)[1]	33,000	50,256
Elis S.A. (France)[1]	1,490	41,630
SPIE S.A. (France)[1]	2,005	49,826

		995,271

Construction & Engineering - 0.8%
Eiffage S.A. (France)[1]	560	67,892
Vinci S.A. (France)[1]	11,275	1,218,596

		1,286,488

Electrical Equipment - 0.0%##
Legrand S.A. (France)[1]	470	39,103

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	675	102,468

Machinery - 0.2%
FANUC Corp. (Japan)[1]	200	54,284
Jungheinrich AG (Germany)[1]	975	48,217
KION Group AG (Germany)[1]	550	50,553
Metso OYJ (Finland)[1]	1,010	35,263
The Weir Group plc (United Kingdom)[1]	3,105	97,347

		285,664

Professional Services - 1.3%
Equifax, Inc.	6,810	850,773
Nielsen Holdings plc	30,710	1,148,861
Randstad Holding N.V. (Netherlands)[1]	705	49,766
RELX plc (United Kingdom)[1]	1,730	38,285

		2,087,685

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.5%
Genesee & Wyoming, Inc. - Class A*	10,560	$843,216

Trading Companies & Distributors - 0.1%
Ashtead Group plc (United Kingdom)[1]	1,685	50,370
Brenntag AG (Germany)[1]	775	50,312
Howden Joinery Group plc (United Kingdom)[1]	3,115	20,541

		121,223

Transportation Infrastructure - 0.1%
Aena SME S.A. (Spain)[1,2]	505	109,967
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,900	9,676
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	95	9,961

		129,604

Total Industrials		9,023,939

Information Technology - 16.5%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)[1]	1,415	25,681
Hexagon A.B. - Class B (Sweden)[1]	645	38,459
Hitachi Ltd. (Japan)[1]	8,000	63,838
Hollysys Automation Technologies Ltd. (China)	975	24,736
Keyence Corp. (Japan)[1]	200	122,222

		274,936

Internet Software & Services - 3.7%
Alibaba Group Holding Ltd. - ADR (China)*	645	131,767
Alphabet, Inc. - Class A*	565	667,954
Alphabet, Inc. - Class C*	570	666,866
Facebook, Inc. - Class A*	16,880	3,154,703
NetEase, Inc. - ADR (China)	90	28,814
Tencent Holdings Ltd. - Class H (China)[1]	20,725	1,224,587

		5,874,691

IT Services - 4.1%
Amdocs Ltd.	17,230	1,178,532
Euronet Worldwide, Inc.*	8,980	842,953
InterXion Holding N.V. - ADR (Netherlands)*	425	26,669
Mastercard, Inc. - Class A	10,055	1,699,295
Pagseguro Digital Ltd. - Class A (Brazil)*	30,815	860,971
Sopra Steria Group (France)[1]	250	50,737

3

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	13,575	$1,686,422

		6,345,579

Semiconductors & Semiconductor Equipment - 3.1%
Qorvo, Inc.*	31,455	2,257,525
Skyworks Solutions, Inc.	17,670	1,717,701
Texas Instruments, Inc.	7,635	837,330

		4,812,556

Software - 5.4%
Adobe Systems, Inc.*	8,575	1,712,942
Atlassian Corp. plc - Class A (Australia)*	16,065	867,349
CDK Global, Inc.	11,565	824,469
Dassault Systemes S.E. (France)[1]	440	50,725
Electronic Arts, Inc.*	11,150	1,415,604
Microsoft Corp.	12,055	1,145,346
Nexon Co. Ltd. (Japan)*[1]	1,487	49,683
ServiceNow, Inc.*	15,270	2,273,245
Sophos Group plc (United Kingdom)[1,2]	4,220	38,433
Temenos Group AG (Switzerland)[1]	185	25,566

		8,403,362

Total Information Technology		25,711,124

Materials - 5.2%
Chemicals - 1.8%
Akzo Nobel N.V. (Netherlands)[1]	12,780	1,196,121
Axalta Coating Systems Ltd.*	26,940	848,610
CF Industries Holdings, Inc.	13,545	574,850
Croda International plc (United Kingdom)[1]	795	50,596
Mexichem, S.A.B. de C.V. (Mexico)	6,900	19,571
Solvay S.A. (Belgium)[1]	375	54,298

		2,744,046

Construction Materials - 0.0%##
Loma Negra Cia Industrial Argentina S.A. - ADR (Argentina)*	1,590	37,778
Wienerberger AG (Austria)[1]	1,380	37,657

		75,435

Containers & Packaging - 1.6%
Ball Corp.	34,070	1,304,200
Sealed Air Corp.	26,420	1,250,987

		2,555,187

Metals & Mining - 1.8%
Antofagasta plc (Chile)[1]	25,570	338,420

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
First Quantum Minerals Ltd. (Zambia)	22,110	$329,673
Freeport-McMoRan, Inc.*	52,045	1,014,877
Grupo Mexico S.A.B. de C.V. - Series B (Mexico)	16,600	58,616
Lundin Mining Corp. (Canada)	47,185	341,036
Southern Copper Corp. (Peru)	13,425	651,784

		2,734,406

Total Materials		8,109,074

Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITS) - 3.5%
Acadia Realty Trust	320	7,859
Agree Realty Corp.	150	7,221
Alexandria Real Estate Equities, Inc.	270	35,019
American Campus Communities, Inc.	320	12,307
American Homes 4 Rent - Class A	1,205	25,052
American Tower Corp.	9,740	1,438,598
Americold Realty Trust*	580	10,602
Apartment Investment & Management Co. - Class A	655	27,405
AvalonBay Communities, Inc.	205	34,932
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	300	6,548
Bluerock Residential Growth REIT, Inc.	660	5,531
Boston Properties, Inc.	270	33,402
Brandywine Realty Trust	790	14,173
Brixmor Property Group, Inc.	320	5,194
Camden Property Trust	165	14,282
CatchMark Timber Trust, Inc. - Class A	1,360	17,911
Chesapeake Lodging Trust	565	15,464
Colony NorthStar, Inc. - Class A	2,055	18,454
Columbia Property Trust, Inc.	395	8,647
Community Healthcare Trust, Inc.	985	26,240
CoreCivic, Inc.	1,055	24,487
Cousins Properties, Inc.	3,240	29,160
Crown Castle International Corp.	220	24,809
CubeSmart	645	17,757
Digital Realty Trust, Inc.	275	30,786
Education Realty Trust, Inc.	200	6,606
Equinix, Inc.	155	70,554
Equity Commonwealth*	470	14,058
Equity LifeStyle Properties, Inc.	140	12,085
Equity Residential	400	24,644

4

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Essex Property Trust, Inc.	30	$6,989
Extra Space Storage, Inc.	280	23,374
First Industrial Realty Trust, Inc.	665	20,522
Forest City Realty Trust, Inc. - Class A	610	14,317
Getty Realty Corp.	530	13,907
GGP, Inc.	995	22,915
Global Medical REIT, Inc.	1,795	14,396
HCP, Inc.	1,060	25,525
Healthcare Trust of America, Inc. - Class A	555	15,324
Hibernia REIT plc (Ireland)[1]	6,985	13,286
Host Hotels & Resorts, Inc.	685	14,221
Independence Realty Trust, Inc.	1,025	9,420
Invitation Homes, Inc.	1,024	23,030
Lamar Advertising Co. - Class A	185	13,320
LaSalle Hotel Properties	330	10,078
Life Storage, Inc.	165	13,711
The Macerich Co.	200	12,914
Mid-America Apartment Communities, Inc.	235	22,412
National Retail Properties, Inc.	365	14,483
Outfront Media, Inc.	530	11,872
Physicians Realty Trust	1,485	24,205
Plymouth Industrial REIT, Inc.	205	3,612
Prologis, Inc.	705	45,903
Public Storage	105	20,555
Regency Centers Corp.	250	15,727
Rexford Industrial Realty, Inc.	235	6,977
SBA Communications Corp.*	8,275	1,443,988
Simon Property Group, Inc.	530	86,586
STAG Industrial, Inc.	785	19,876
STORE Capital Corp.	575	14,093
Sun Communities, Inc.	195	17,324
Sunstone Hotel Investors, Inc.	850	14,322
Taubman Centers, Inc.	105	6,473
Terreno Realty Corp.	195	6,942
UDR, Inc.	505	18,448
UMH Properties, Inc.	720	9,634
Unibail-Rodamco S.E. (France)[1]	175	44,868
Urban Edge Properties	1,150	26,887
Ventas, Inc.	230	12,873
VEREIT, Inc.	2,190	15,768
Vornado Realty Trust	375	26,880
Welltower, Inc.	270	16,192
Weyerhaeuser Co.	34,970	1,312,774

		5,546,710

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development - 0.1%
Aliansce Shopping Centers S.A. (Brazil)*	4,400	$25,163
Iguatemi Empresa de Shopping Centers S.A. (Brazil)	1,900	25,643
Nexity S.A. (France)[1]	620	37,359

		88,165

Total Real Estate		5,634,875

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Iliad S.A. (France)[1]	195	50,452
Zayo Group Holdings, Inc.*	46,570	1,709,119

Total Telecommunication Services		1,759,571

Utilities - 0.1%
Electric Utilities - 0.0%##
Pampa Energia S.A. - ADR (Argentina)*	545	38,422

Independent Power and Renewable Electricity Producers - 0.1%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	73,000	53,284
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	148,000	51,152

		104,436

Total Utilities		142,858

TOTAL COMMON STOCKS (Identified Cost $100,402,660)		108,987,444

CORPORATE BONDS - 3.6%

Non-Convertible Corporate Bonds - 3.6%
Consumer Discretionary - 0.5%
Auto Components - 0.1%
Airxcel, Inc.[2], 8.50%, 2/15/2022	28,000	29,785
Magna International, Inc. (Canada), 4.15%, 10/1/2025	80,000	83,415

		113,200

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	106,000	107,458
Meritage Homes Corp., 5.125%, 6/6/2027	20,000	20,250
NVR, Inc., 3.95%, 9/15/2022	90,000	92,859
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	20,000	20,225
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	16,000	16,949

5

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	24,000	$24,218
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	26,000	26,065

		308,024

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.[2], 3.15%, 8/22/2027	50,000	49,038
The Priceline Group, Inc., 3.60%, 6/1/2026	110,000	109,396

		158,434

Media - 0.1%
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 4.464%, 7/23/2022	10,000	10,344
Comcast Corp., 4.40%, 8/15/2035	55,000	58,995
CSC Holdings, LLC, 5.25%, 6/1/2024	33,000	32,175
Discovery Communications LLC, 3.95%, 3/20/2028	80,000	78,009
DISH DBS Corp., 5.875%, 7/15/2022	10,000	9,950
Sirius XM Radio, Inc.[2], 3.875%, 8/1/2022	10,000	9,962

		199,435

Multiline Retail - 0.0%##
Dollar General Corp., 3.25%, 4/15/2023	50,000	50,010

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	20,000	20,200

Total Consumer Discretionary		849,303

Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	70,000	109,029
PepsiCo, Inc., 3.10%, 7/17/2022	50,000	50,535

		159,564

Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	38,000	35,530

Total Consumer Staples		195,094

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 0.6%
Energy Equipment & Services - 0.0%##
McDermott International, Inc.[2], 8.00%, 5/1/2021	25,000	$25,719
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	28,000	27,440

		53,159

Oil, Gas & Consumable Fuels - 0.6%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	70,000	77,071
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	100,000	102,524
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	24,000	24,450
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	28,000	28,350
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	50,000	49,326
Enviva Partners LP - Enviva Partners Finance Corp., 8.50%, 11/1/2021	24,000	25,650
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	26,000	27,430
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	29,000	29,870
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	109,000	109,954
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	100,000	103,323
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	50,000	56,575
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	34,000	35,700
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	50,000	55,679
SemGroup Corp.[2], 6.375%, 3/15/2025	35,000	35,088
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	18,000	18,180
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	20,000	20,000
Southwestern Energy Co., 6.70%, 1/23/2025	21,000	21,368
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	36,000	36,810

6

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP, 3.75%, 6/15/2027	80,000	$79,437

		936,785

Total Energy		989,944

Financials - 0.8%
Banks - 0.4%
Bank of America Corp., 4.00%, 1/22/2025	80,000	81,843
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	80,000	96,536
Citigroup, Inc., 3.875%, 3/26/2025	110,000	110,840
JPMorgan Chase & Co.[4], (3 mo. LIBOR US + 0.935%), 2.776%, 4/25/2023	110,000	108,535
Popular, Inc., 7.00%, 7/1/2019	55,000	56,842
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023	8,000	8,681
Santander Holdings USA, Inc.[2], 3.40%, 1/18/2023	80,000	78,984

		542,261

Capital Markets - 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022	50,000	49,130
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	50,000	51,366
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	19,000	19,380
Morgan Stanley[5], (3 mo. LIBOR US + 1.220%), 3.011%, 5/8/2024	80,000	82,440
Morgan Stanley, 5.00%, 11/24/2025	70,000	75,741

		278,057

Consumer Finance - 0.0%##
Ally Financial, Inc., 3.50%, 1/27/2019	12,000	12,048
Navient Corp., 6.125%, 3/25/2024	18,000	18,360
SLM Corp., 5.125%, 4/5/2022	30,000	30,975

		61,383

Diversified Financial Services - 0.0%##
Oxford Finance, LLC - Oxford Finance Co.-Issuer II, Inc.[2], 6.375%, 12/15/2022	30,000	30,970

Insurance - 0.2%
American International Group, Inc., 4.125%, 2/15/2024	80,000	83,086

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	120,000	$128,426
Prudential Financial, Inc.[4], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	50,000	54,750

		266,262

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	26,000	26,845

Total Financials		1,205,778

Health Care - 0.1%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	19,000	18,050

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025	19,000	19,285

Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	26,000	25,903
Express Scripts Holding Co., 3.50%, 6/15/2024	80,000	79,823
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	12,000	12,298
HCA Healthcare, Inc., 6.25%, 2/15/2021	8,000	8,520
HCA, Inc., 3.75%, 3/15/2019	8,000	8,090
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	20,000	20,000
Tenet Healthcare Corp., 6.75%, 2/1/2020	8,000	8,170

		162,804

Total Health Care		200,139

Industrials - 0.2%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	18,000	18,450
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	19,000	19,428

		37,878

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	28,000	29,820

7

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery - 0.0%##
Xerium Technologies, Inc., 9.50%, 8/15/2021	21,000	$21,341

Marine - 0.0%##
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	30,000	30,712

Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	154,000	160,108
Aircastle Ltd., 6.25%, 12/1/2019	10,000	10,488
International Lease Finance Corp., 6.25%, 5/15/2019	20,000	20,892
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	14,000	13,370

		204,858

Total Industrials		324,609

Information Technology - 0.4%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	99,000	99,990

Internet Software & Services - 0.1%
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	200,000	197,046

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc., 3.30%, 4/1/2027	110,000	109,209
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	28,000	27,167

		136,376

Software - 0.1%
Activision Blizzard, Inc., 3.40%, 6/15/2027	110,000	107,392

Total Information Technology		540,804

Materials - 0.4%
Chemicals - 0.0%##
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	24,000	24,720
NOVA Chemicals Corp. (Canada)[2], 4.875%, 6/1/2024	21,000	21,131

		45,851

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.3%
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	200,000	$197,781
Corp Nacional del Cobre de Chile (Chile)[2], 3.625%, 8/1/2027	200,000	197,312
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	20,000	19,900
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	50,000	51,358
Techniplas LLC[2], 10.00%, 5/1/2020	28,000	22,960

		489,311

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	50,000	51,953

Total Materials		587,115

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.1%
American Tower Corp., 3.30%, 2/15/2021	110,000	111,251
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	30,000	30,825
iStar, Inc., 5.25%, 9/15/2022	20,000	19,950
Starwood Property Trust, Inc.[2], 4.75%, 3/15/2025	25,000	24,687

		186,713

Real Estate Management & Development - 0.1%
American Homes 4 Rent LP, 4.25%, 2/15/2028	40,000	39,777

Total Real Estate		226,490

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc., 3.90%, 8/14/2027	110,000	109,521
CenturyLink, Inc., 7.50%, 4/1/2024	19,000	19,143
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	102,000	101,235
Verizon Communications, Inc., 4.125%, 3/16/2027	100,000	102,785

		332,684

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	8,000	8,360
Sprint Communications, Inc., 7.00%, 8/15/2020	8,000
		8,443

		16,803

Total Telecommunication Services		349,487

8

Investment Portfolio - January 31, 2018

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	PRINCIPAL AMOUNT3/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.1%
Water Utilities - 0.1%
American Water Capital Corp., 2.95%, 9/1/2027	110,000	$106,615

TOTAL CORPORATE BONDS (Identified Cost $5,643,650)		5,575,378

MUTUAL FUNDS - 0.1%
Global X MSCI Greece ETF	3,345	37,732
iShares MSCI Eurozone ETF	2,150	99,803
iShares MSCI Russia ETF	675	25,360
iShares U.S. Real Estate ETF	250	19,640

TOTAL MUTUAL FUNDS (Identified Cost $167,306)		182,535

U.S. TREASURY SECURITIES - 5.1%
U.S. Treasury Bonds - 1.3%
U.S. Treasury Bond, 6.25%, 5/15/2030	457,000	623,984
U.S. Treasury Bond, 4.75%, 2/15/2037	729,000	937,221
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	395,396	393,501

Total U.S. Treasury Bonds (Identified Cost $2,006,191)		1,954,706

	PRINCIPAL AMOUNT3/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 3.8%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	378,145	$376,477
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	383,432	377,287
U.S. Treasury Note, 1.25%, 7/31/2023	4,280,000	3,990,766
U.S. Treasury Note, 2.375%, 5/15/2027	1,289,000	1,252,344

Total U.S. Treasury Notes (Identified Cost $6,125,175)		5,996,874

TOTAL U.S. TREASURY SECURITIES (Identified Cost $8,131,366)		7,951,580

SHORT-TERM INVESTMENT - 18.4%
Dreyfus Government Cash Management[6], 1.21%, (Identified Cost $28,767,376)	28,767,376	28,767,376

TOTAL INVESTMENTS - 97.1% (Identified Cost $143,112,358)		151,464,313
OTHER ASSETS, LESS LIABILITIES - 2.9%		4,574,821

NET ASSETS - 100%		$156,039,134

ADR - American Depositary Receipt

ETF - Exchange-traded fund

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $2,073,086 or 0.4%, of the Series’ net assets as of January 31, 2018.

3Amount is stated in USD unless otherwise noted.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2018.

5Floating rate security. Rate shown is the rate in effect as of January 31, 2018.

6Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other

9

Investment Portfolio - January 31, 2018

(unaudited)

significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments).A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$12,508,203	$12,282,765	$225,438	$—
Consumer Staples	13,737,892	7,215,000	6,522,892	—
Energy	3,123,975	2,947,953	176,022	—
Financials	6,349,603	4,183,311	2,166,292	—
Health Care	22,886,330	21,547,875	1,338,455	—
Industrials	9,023,939	6,749,222	2,274,717	—
Information Technology	25,711,124	24,021,193	1,689,931	—
Materials	8,109,074	6,431,982	1,677,092	—
Real Estate	5,634,875	5,532,814	102,061	—
Telecommunication Services	1,759,571	1,709,119	50,452	—
Utilities	142,858	38,422	104,436	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	7,951,580	—	7,951,580	—
Corporate debt:
Consumer Discretionary	849,303	—	849,303	—
Consumer Staples	195,094	—	195,094	—
Energy	989,944	—	989,944	—
Financials	1,205,778	—	1,205,778	—
Health Care	200,139	—	200,139	—
Industrials	324,609	—	324,609	—
Information Technology	540,804	—	540,804	—
Materials	587,115	—	587,115	—
Real Estate	226,490	—	226,490	—
Telecommunication Services	349,487	—	349,487	—
Utilities	106,615	—	106,615	—
Mutual funds	28,949,911	28,949,911	—	—

Total assets	$151,464,313	$121,609,567	$29,854,746	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - January 31, 2018

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 95.4%

Consumer Discretionary - 20.9%
Hotels, Restaurants & Leisure - 1.8%
Sodexo S.A. (France)[1]	365	$46,787

Internet & Direct Marketing Retail - 1.5%
The Priceline Group, Inc.*	20	38,241

Media - 1.9%
WPP plc (United Kingdom)[1]	2,755	49,893

Multiline Retail - 2.9%
Dollar General Corp.	750	77,340

Specialty Retail - 8.9%
AutoZone, Inc.*	100	76,544
Fast Retailing Co. Ltd. (Japan)[1]	75	33,569
O’Reilly Automotive, Inc.*	275	72,790
The TJX Cos, Inc.	640	51,405

		234,308

Textiles, Apparel & Luxury Goods - 3.9%
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	135	42,289
VF Corp.	755	61,260

		103,549

Total Consumer Discretionary		550,118

Consumer Staples - 25.9%
Beverages - 9.9%
Diageo plc (United Kingdom)[1]	2,070	74,504
Heineken N.V. (Netherlands)[1]	430	48,328
PepsiCo, Inc.	505	60,751
Pernod Ricard S.A. (France)[1]	475	75,664

		259,247

Food & Staples Retailing - 3.7%
Lawson, Inc. (Japan)[1]	390	26,448
Seven & i Holdings Co. Ltd. (Japan)[1]	600	24,756
Walgreens Boots Alliance, Inc.	615	46,285

		97,489

Food Products - 0.9%
Nestle S.A. (Switzerland)[1]	280	24,187

Household Products - 4.1%
Henkel AG & Co. KGaA (Germany)[1]	340	47,547
Kimberly-Clark Corp.	520	60,840

		108,387

Personal Products - 7.3%
Beiersdorf AG (Germany)[1]	440	52,169

1

Investment Portfolio - January 31, 2018

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Kao Corp. (Japan)[1]	900	$62,540
L’Oreal S.A. (France)[1]	220	49,996
Unilever N.V. (United Kingdom)[1]	455	26,264

		190,969

Total Consumer Staples		680,279

Financials - 3.2%
Capital Markets - 3.2%
The Charles Schwab Corp.	1,550	82,677

Health Care - 26.5%
Health Care Equipment & Supplies - 2.9%
Medtronic plc	885	76,013

Health Care Providers & Services - 9.7%
AmerisourceBergen Corp.	620	61,796
Express Scripts Holding Co.*	1,130	89,473
Henry Schein, Inc.*	620	46,922
McKesson Corp.	340	57,419

		255,610

Pharmaceuticals - 13.9%
Allergan plc	400	72,104
Johnson & Johnson	265	36,620
Merck & Co., Inc.	850	50,362
Novartis AG (Switzerland)[1]	835	75,365
Perrigo Co. plc	545	49,388
Roche Holding AG (Switzerland)[1]	325	80,299

		364,138

Total Health Care		695,761

Industrials - 6.3%
Professional Services - 4.1%
Nielsen Holdings plc	2,905	108,676

Road & Rail - 2.2%
Central Japan Railway Co. (Japan)[1]	300	56,988

Total Industrials		165,664

Information Technology - 8.0%
Communications Equipment - 2.9%
Cisco Systems, Inc.	1,830	76,018

Internet Software & Services - 1.8%
VeriSign, Inc.*	425	48,841

Software - 3.3%
Oracle Corp.	1,215	62,682

2

Investment Portfolio - January 31, 2018

(unaudited)

QUALITY EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
SAP SE (Germany)[1]	210	$23,760

		86,442

Total Information Technology		211,301

Telecommunication Services - 4.6%
Diversified Telecommunication Services - 1.4%
Singapore Telecommunications Ltd. (Singapore)[1]	13,180	35,561

Wireless Telecommunication Services - 3.2%
KDDI Corp. (Japan)[1]	1,500	38,067
NTT DOCOMO, Inc. (Japan)[1]	1,900	47,210

		85,277

Total Telecommunication Services		120,838

TOTAL COMMON STOCKS (Identified Cost $2,190,380)		2,506,638

SHORT-TERM INVESTMENT - 4.4%

Dreyfus Government Cash Management[2], 1.21% (Identified Cost $116,060)	116,060	116,060

TOTAL INVESTMENTS - 99.8% (Identified Cost $2,306,440)		2,622,698
OTHER ASSETS, LESS LIABILITIES - 0.2%		4,654

NET ASSETS - 100%		$2,627,352

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of January 31, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

3

Investment Portfolio - January 31, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$550,118	$377,580	$172,538	$—
Consumer Staples	680,279	167,876	512,403	—
Financials	82,677	82,677	—	—
Health Care	695,761	540,097	155,664	—
Industrials	165,664	108,676	56,988	—
Information Technology	211,301	187,541	23,760	—
Telecommunication Services	120,838	—	120,838	—
Mutual fund	116,060	116,060	—	—

Total assets	$2,622,698	$1,580,507	$1,042,191	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - January 31, 2018

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 92.0%

Consumer Discretionary - 10.2%
Auto Components - 0.9%
Brembo SpA (Italy)	224,600	$3,625,099

Hotels, Restaurants & Leisure - 0.9%
Corporate Travel Management Ltd. (Australia)	200,960	3,277,543

Household Durables - 2.8%
Techtronic Industries Co. Ltd. (Hong Kong)	1,586,500	10,566,323

Multiline Retail - 3.2%
Dollarama, Inc. (Canada)	15,170	2,074,220
Seria Co. Ltd. (Japan)	168,500	10,032,518

		12,106,738

Specialty Retail - 0.9%
Ace Hardware Indonesia Tbk PT (Indonesia)	32,683,500	3,295,569

Textiles, Apparel & Luxury Goods - 1.5%
Moncler SpA (Italy)	174,720	5,757,187

Total Consumer Discretionary		38,628,459

Consumer Staples - 7.7%
Beverages - 1.8%
Royal Unibrew A/S (Denmark)	113,045	6,868,127

Food & Staples Retailing - 1.7%
Dino Polska SA (Poland)*[1]	128,234	3,200,675
Raia Drogasil S.A. (Brazil)	115,500	3,060,786

		6,261,461

Food Products - 2.3%
Ariake Japan Co. Ltd. (Japan)	40,100	3,474,819
Wessanen (Netherlands)	246,215	5,285,381

		8,760,200

Household Products - 1.9%
Pigeon Corp. (Japan)	184,500	7,199,506

Total Consumer Staples		29,089,294

Energy - 3.4%
Energy Equipment & Services - 0.9%
Core Laboratories NV	29,775	3,403,282

Oil, Gas & Consumable Fuels - 2.5%
Aker BP ASA (Norway)	105,615	3,055,189
Petronet LNG Ltd. (India)	890,215	3,565,549
Vermilion Energy, Inc. (Canada)	76,131	2,878,123

		9,498,861

Total Energy		12,902,143

1

Investment Portfolio - January 31, 2018

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 12.1%
Banks - 6.4%
Bank Tabungan Negara Persero Tbk PT (Indonesia)	13,329,700	$3,643,926
Federal Bank Ltd. (India)	1,793,155	2,831,947
FinecoBank Banca Fineco S.p.A. (Italy)	507,080	6,301,985
Raiffeisen Bank International AG (Austria)*	143,470	6,168,512
Tisco Financial Group PCL (Thailand)	1,282,900	3,625,053
Tisco Financial Group PCL (Thailand)	584,100	1,650,474

		24,221,897

Capital Markets - 4.6%
Edelweiss Financial Services Ltd. (India)	694,135	3,063,399
St James’s Place plc (United Kingdom)	209,805	3,540,441
TP ICAP plc (United Kingdom)	627,705	4,723,607
Vontobel Holding AG (Switzerland)	79,415	5,738,016

		17,065,463

Thrifts & Mortgage Finance - 1.1%
Indiabulls Housing Finance Ltd. (India)	192,400	4,207,594

Total Financials		45,494,954

Health Care - 14.4%
Biotechnology - 1.5%
Abcam plc (United Kingdom)	325,390	5,682,659

Health Care Equipment & Supplies - 6.4%
Ambu A/S (Denmark)	304,845	6,544,925
BioMerieux (France)	59,200	5,608,065
Carl Zeiss Meditec AG (Germany)	83,980	5,500,031
DiaSorin SpA (Italy)	45,745	4,427,174
Sartorius AG (Germany)	16,745	2,001,026

		24,081,221

Health Care Providers & Services - 3.4%
Chartwell Retirement Residences (Canada)	179,876	2,281,354
Fleury S.A. (Brazil)	436,800	4,112,994
Orpea (France)	52,140	6,512,321

		12,906,669

Life Sciences Tools & Services - 1.4%
Bachem Holding AG (Switzerland)	22,095	3,347,188
EPS Holdings, Inc. (Japan)	82,800	2,006,101

		5,353,289

Pharmaceuticals - 1.7%
Dechra Pharmaceuticals plc (United Kingdom)	184,530	6,288,116

Total Health Care		54,311,954

2

Investment Portfolio - January 31, 2018

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 27.9%
Aerospace & Defense - 2.0%
Elbit Systems Ltd. (Israel)	37,885	$5,674,794
Saab AB (Sweden)	39,225	1,879,140

		7,553,934

Building Products - 2.4%
Kingspan Group plc (Ireland)	112,900	5,214,392
Rockwool International A/S (Denmark)	13,200	3,686,179

		8,900,571

Construction & Engineering - 0.7%
FLSmidth & Co. A/S (Denmark)	46,260	2,727,214

Machinery - 12.9%
Daifuku Co. Ltd. (Japan)	67,300	4,500,229
Harmonic Drive Systems, Inc. (Japan)	82,200	5,654,685
Nissei ASB Machine Co. Ltd. (Japan)	68,000	4,478,520
OC Oerlikon Corp. AG (Switzerland)	420,655	7,506,935
Pfeiffer Vacuum Technology AG (Germany)	14,010	2,776,117
Rotork plc (United Kingdom)	1,142,330	4,792,823
Stabilus SA (Germany)	42,260	4,097,768
Takeuchi Manufacturing Co. Ltd. (Japan)	102,700	2,652,872
VAT Group AG (Switzerland)[1]	46,665	7,460,383
The Weir Group plc (United Kingdom)	154,980	4,860,866

		48,781,198

Professional Services - 6.3%
en-japan, Inc. (Japan)	56,800	3,028,085
Nihon M&A Center, Inc. (Japan)	96,900	5,769,442
Persol Holdings Co. Ltd. (Japan)	263,900	6,567,888
Teleperformance (France)	55,870	8,469,566

		23,834,981

Road & Rail - 1.6%
Localiza Rent a Car SA (Brazil)	738,770	5,977,869

Trading Companies & Distributors - 1.1%
MISUMI Group, Inc. (Japan)	135,700	4,083,306

Transportation Infrastructure - 0.9%
Malaysia Airports Holdings Berhad (Malaysia)	1,541,600	3,579,368

Total Industrials		105,438,441

Information Technology - 10.2%
Electronic Equipment, Instruments & Components - 1.5%
Halma plc (United Kingdom)	211,705	3,838,525
Yaskawa Electric Corp. (Japan)	35,900	1,848,108

		5,686,633

3

Investment Portfolio - January 31, 2018

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Internet Software & Services - 0.6%
XING SE (Germany)	6,952	$2,429,713

IT Services - 4.1%
Keywords Studios plc (Ireland)	185,040	3,909,407
My EG Services Bhd (Malaysia)	5,886,900	3,775,832
TravelSky Technology Ltd. - Class H (China)	1,619,000	5,080,944
Vakrangee Ltd. (India)	482,646	2,767,842

		15,534,025

Semiconductors & Semiconductor Equipment - 1.3%
Melexis NV (Belgium)	45,485	4,788,846

Software - 1.6%
Nemetschek SE (Germany)	30,385	2,989,684
Temenos Group AG (Switzerland)	21,400	2,956,798

		5,946,482

Technology Hardware, Storage & Peripherals - 1.1%
Logitech International SA (Switzerland)	95,290	3,998,955

Total Information Technology		38,384,654

Materials - 5.5%
Chemicals - 4.8%
Chr. Hansen Holding A/S (Denmark)	75,940	6,638,178
Elementis plc (United Kingdom)	1,175,435	4,823,239
Frutarom Industries Ltd. (Israel)	62,765	6,547,141

		18,008,558

Metals & Mining - 0.7%
Lundin Mining Corp. (Canada)	364,975	2,637,909

Total Materials		20,646,467

Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITS) - 0.6%
NorthWest Healthcare Properties Real Estate Investment Trust (Canada)	241,015	2,259,271

TOTAL COMMON STOCKS (Identified Cost $250,648,035)		347,155,637

SHORT-TERM INVESTMENT - 6.6%
Dreyfus Government Cash Management[2], 1.21% (Identified Cost $24,818,758)	24,818,758	24,818,758

TOTAL INVESTMENTS - 98.6% (Identified Cost $275,466,793)		371,974,395
OTHER ASSETS, LESS LIABILITIES - 1.4%		5,098,601

NET ASSETS - 100%		$377,072,996

4

Investment Portfolio - January 31, 2018

(unaudited)

*Non-income producing security.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $10,661,058 or 2.8% of the Series’ net assets as of January 31, 2018.

2Rate shown is the current yield as of January 31, 2018.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries (based on country of risk):

Japan - 16.3%; United Kingdom - 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$38,628,459	$38,628,459	$—	$—
Consumer Staples	29,089,294	29,089,294	—	—
Energy	12,902,143	12,902,143	—	—
Financials	45,494,954	45,494,954	—	—
Health Care	54,311,954	54,311,954	—	—
Industrials	105,438,441	105,438,441	—	—
Information Technology	38,384,654	38,384,654	—	—
Materials	20,646,467	20,646,467	—	—
Real Estate	2,259,271	2,259,271	—	—
Mutual fund	24,818,758	24,818,758	—	—

Total assets	$371,974,395	$371,974,395	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2017 or January 31, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between levels during the three months ended January 31, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

ITEM 2:  CONTROLS AND PROCEDURES

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:  EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: 3/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: 3/22/2018
/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
Date: 3/22/2018